As filed with the Securities and Exchange Commission on June 4, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

                                                                     -----
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /_X_/
                                                                     -----

                           Pre-Effective Amendment No.___

                           Post-Effective Amendment No. ___


                        (Check appropriate box or boxes)



                            JOHN HANCOCK SERIES TRUST
                           ---------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (617) 375-1702
                                 --------------
                        (Area Code and Telephone Number)

             101 Huntington Avenue, Boston, Massachusetts 02199-7603
             -------------------------------------------------------
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                              Susan S. Newton, Esq.
                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                                Boston, MA 02199
                                ----------------
                     (Name and address of agent for service)


Title of Securities Being Registered: Shares of beneficial interest of John Hancock Series Trust.

Approximate Date of Proposed Public Offering: As soon as practicable after the effectiveness of the registration statement.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. This Registration Statement relates to shares previously registered on Form N-1A (File Nos. 2-75807 and 811-3392).

It is proposed that this filing will become effective on July 7, 2003 pursuant to Rule 488 under the Securities Act of 1933.

DRAFT 5/16/03

John Hancock Focused Small Cap Growth Fund

July 15, 2003

Dear Fellow Shareholder:

I am writing to ask for your vote on important matters concerning your investment in the John Hancock Focused Small Cap Growth Fund.

You may be aware that in addition to the institutional series of mutual funds, John Hancock offers a series of retail mutual funds that have the same investment process and style as the institutional funds. Your fund's trustees are proposing the reorganization of your fund into John Hancock Small Cap Growth Fund, a similar John Hancock retail fund. As a result of the reorganization of your fund, you will receive Class I shares of John Hancock Small Cap Growth Fund. (Class I shares have the same institutional expense structure as your current fund, and are not subject to sales charges or 12b-1 distribution fees.) The fund reorganization proposal has been unanimously approved by each fund's board of trustees, who believe the reorganization will benefit you through increased diversification and economies of scale. The reorganization will allow your investment to be part of a larger investment pool while maintaining its low institutional expense structure.

The proposed reorganization is detailed in the enclosed proxy statement and summarized in the questions and answers on the following page. I suggest you read both thoroughly before voting.

Your Vote Makes a Difference!
No matter what size your investment may be, your vote is critical. I urge you to review the enclosed materials and to complete, sign and return the enclosed proxy ballot to us immediately. Your prompt response will help avoid the need for additional mailings. For your convenience you may vote:
By mail -- a postage paid envelope is enclosed
By phone -- 1-800-597-7836

If you have any questions or need additional information, please contact your investment professional or call your customer service representative at 1-800-755-4371, Monday through Friday between 8:00 A.M. and 5:30 P.M. Eastern Time. I thank you for your prompt vote on this matter.

Sincerely,


Maureen R. Ford
Chairman and Chief Executive Officer

Q: What are the changes being proposed?

A: Generally, the proposal focuses on reorganizing John Hancock Focused Small Cap Growth Fund into Class I shares of John Hancock Small Cap Growth Fund, a similar John Hancock fund that is managed by the same portfolio management team. Since the Class I shares are part of a larger mutual fund portfolio, John Hancock Small Cap Growth Fund has significantly larger assets and may offer a greater opportunity for future growth.

Q: What are the benefits of reorganizing your fund into Class I shares of John Hancock Small Cap Growth Fund?

A: Your trustees firmly believe the reorganization will eliminate the duplication of the legal, administrative and portfolio management responsibilities associated with managing different mutual funds with the same investment style and process. In addition, your investment may benefit from being part of a larger pool of assets, providing the possibility of increased diversification and economies of scale.

Q: Will this change affect the number of shares I currently have? Will there be any tax implications?

A: The number of shares you own in John Hancock Small Cap Growth Fund will differ from those held in your fund but the market value of your shareholdings will remain the same. You will not recognize gain or loss upon the exchange of your shares for John Hancock Small Cap Growth Fund shares in the reorganization.

Q: Will my contact information and service team change?

A: No. You will still be serviced through a dedicated Institutional Service team within John Hancock Signature Services, the funds' transfer agent. Your client relationship contact at John Hancock Funds, LLC will also remain the same.

Q: How do I vote?

A: In order to facilitate the proxy voting process you may vote using one of the following methods.

o     By mail -- a postage paid envelope in enclosed
o     By phone -- 1-800-597-7836

Q: Does my vote make a difference?

A: Whether you are a large or small investor, your vote is important, and we urge you to participate in this process. The board of trustees of your fund voted unanimously to recommend these changes, and your approval is needed to implement the changes.

John Hancock Focused Small Cap Growth Fund
(the "Acquired Fund" or "your fund", and a series of John Hancock Institutional Series Trust) 101 Huntington Avenue, Boston, Massachusetts 02199

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
Scheduled for September 24, 2003

This is the formal agenda for your fund's shareholder meeting. It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.

To the Shareholders of John Hancock Focused Small Cap Growth Fund:

A joint shareholder meeting for your fund will be held at 101 Huntington Avenue, Boston, Massachusetts on Wednesday, September 24, 2003 at 9:00 A.M., Eastern Time, to consider the following:

1. A proposal to approve an Agreement and Plan of Reorganization (the "Agreement") between John Hancock Focused Small Cap Growth Fund ("your fund" or "Focused Small Cap Growth Fund") and John Hancock Small Cap Growth Fund ("Small Cap Growth Fund"). Under this Agreement, your fund would transfer all of its assets to Small Cap Growth Fund in exchange for Class I shares of Small Cap Growth Fund. These shares would be distributed proportionately to you and the other shareholders of Focused Small Cap Growth Fund. Small Cap Growth Fund would also assume Focused Small Cap Growth Fund's liabilities. Focused Small Cap Growth Fund's board of trustees recommends that you vote FOR this proposal.

2.    Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on July 2, 2003 are entitled to vote at the meeting and any related follow-up meetings.

Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card. If shareholders do not return their proxies in sufficient numbers, it may result in additional shareholder solicitations.

                                              By order of the board of trustees,


                                                                 Susan S. Newton
                                                                       Secretary

July 15, 2003

                               Proxy Statement of
                   John Hancock Focused Small Cap Growth Fund
            ("Focused Small Cap Growth Fund," the "Acquired Fund" or
                           "your fund" and a series of
                    John Hancock Institutional Series Trust)

                                 Prospectus for
                       John Hancock Small Cap Growth Fund
        ("Small Cap Growth Fund" or the "Acquiring Fund" and a series of
                           John Hancock Series Trust)
                              101 Huntington Avenue
                                Boston, MA 02199

This proxy statement and prospectus contains the information shareholders should know before voting on the proposed reorganization. Please read it carefully and retain it for future reference.

How The Reorganization Will Work

                   Acquired Fund                             Acquiring Fund                  Shareholders Entitled to Vote
------------------------------------------------------------------------------------------------------------------------------------
Proposal 1         Focused Small Cap Growth Fund             Small Cap Growth Fund           Focused Small Cap Growth Fund
                                                                                             shareholders
------------------------------------------------------------------------------------------------------------------------------------

o Your fund will transfer all of its assets to Small Cap Growth Fund. Small Cap Growth Fund will assume your fund's liabilities.

o Small Cap Growth Fund will issue Class I shares to your fund in an amount equal to the value of your fund's shares. These shares will be distributed to your fund's shareholders in proportion to their holdings on the reorganization date.

o Your fund will be liquidated and fund shareholders will become Class I shareholders of Small Cap Growth Fund.

o For federal income tax purposes, the reorganization is intended to result in no gain or loss to shareholders.

Shares of the Acquiring Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shares of the Acquiring Fund have not been approved or disapproved by the Securities and Exchange Commission. The Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Why Your Fund's Trustees are Recommending the Reorganization
Your fund's trustees believe that reorganizing the fund into a larger fund with similar investment policies will enable the shareholders of your fund to benefit from increased diversification, the ability to achieve better net prices on securities trades and economies of scale that may contribute to a lower expense ratio. Therefore, the trustees recommend that your fund's shareholders vote FOR the reorganization.

Where to Get More Information
-------------------------------------------------------------------------------------------------------------
Class I prospectus for Small Cap Growth Fund dated March     In the same envelope as this proxy statement
1, 2003.                                                     and prospectus.
------------------------------------------------------------
Small Cap Growth Fund's annual report to shareholders        Incorporated by reference into this proxy
dated October 31, 2002 and semiannual report to              statement and prospectus.
shareholders dated April 30, 2003.
-------------------------------------------------------------------------------------------------------------
Prospectus for your fund dated July 1, 2003. Your fund's     On file with the Securities and Exchange
annual report to shareholders dated February 28, 2003.       Commission ("SEC") and available at no charge
                                                             by calling 1-888-972-8696.
------------------------------------------------------------
A statement of additional information dated July 15, 2003.   Incorporated by reference into this proxy
It contains additional information about the your fund       statement and prospectus.
and Small Cap Growth Fund.
-------------------------------------------------------------------------------------------------------------

The date of this proxy statement and prospectus is July 15, 2003.

TABLE OF CONTENTS                                                           Page

Introduction

Summary

Investment risks

Proposal to approve the Agreement and Plan of Reorganization

Further information on the reorganization

Capitalization

Additional information about the funds' businesses

Boards' evaluation and recommendation

Voting rights and required vote

Information concerning the meeting

Ownership of shares of the funds

Experts

Available information

EXHIBIT A -- Form of Agreement and Plan of Reorganization

INTRODUCTION

This proxy statement and prospectus is being used by your fund's board of trustees to solicit proxies to be voted at a special meeting of your fund's shareholders. This meeting will be held at 101 Huntington Avenue, Boston, Massachusetts on Wednesday, September 24, 2003 at 9:00 A.M., Eastern Time. The purpose of the meeting is to consider a proposal to approve an Agreement and Plan of Reorganization providing for the reorganization of your fund into Small Cap Growth Fund. This proxy statement and prospectus is being mailed to your fund's shareholders on or about July 15, 2003.

Who is Eligible to Vote?
Shareholders of record on July 2, 2003 are entitled to attend and vote at the meeting or any adjourned meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement and Plan of Reorganization. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

                                     SUMMARY

The following is a summary of more complete information appearing later in this proxy statement/prospectus. You should read the entire proxy statement carefully, including Exhibit A and the enclosed prospectus and annual and semi-annual reports of Small Cap Growth Fund, because they contain details that are not in the summary.

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FOCUSED SMALL CAP GROWTH FUND AND SMALL CAP GROWTH FUND

A proposal to approve an Agreement and Plan of Reorganization (the "Agreement") between Focused Small Cap Growth Fund and Small Cap Growth Fund. Under this Agreement, Focused Small Cap Growth Fund would transfer all of its assets to Small Cap Growth Fund in exchange for Class I shares of Small Cap Growth Fund. These shares would be distributed proportionately to the shareholders of Focused Small Cap Growth Fund. Small Cap Growth Fund would also assume Focused Small Cap Growth Fund's liabilities. Focused Small Cap Growth Fund's Board of Trustees recommends that shareholders vote FOR this proposal.

Comparison of Focused Small Cap Growth Fund to Small Cap Growth Fund
----------------------------------------------------------------------------------------------------------------------
                              Focused Small Cap Growth Fund                        Small Cap Growth Fund
----------------------------------------------------------------------------------------------------------------------
Business             A diversified series of John Hancock              A diversified series of John Hancock Series
                     Institutional Series Trust. The trust is an       Trust. The trust is an open-end management
                     open-end management investment company            investment company organized as a
                     organized as a Massachusetts business trust.      Massachusetts business trust.
----------------------------------------------------------------------------------------------------------------------
Net assets as of     $2.9 million                                      $753.2 million
April 30, 2003
----------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                               Focused Small Cap Growth Fund                          Small Cap Growth Fund
-------------------------------------------------------------------------------------------------------------------------
Investment adviser                                           Investment Adviser:
and portfolio                                            John Hancock Advisers, LLC
managers
                                                             Portfolio managers:
                                                            Bernice S. Behar, CFA
                                                      -Senior vice president of adviser
                                                          -Joined fund team in 1996
                                                           -Joined adviser in 1991
                                                       -Began business career in 1986

                                                              Anurag Pandit, CFA
                                                          -Vice president of adviser
                                                          -Joined fund team in 1996
                                                           -Joined adviser in 1996
                                                       -Began business career in 1984
-------------------------------------------------------------------------------------------------------------------------
Investment           The fund seeks long-term growth of capital.       The fund seeks long-term capital appreciation.
objective            This objective can be changed without             This objective can be changed without shareholder
                     shareholder approval.                             approval.
-------------------------------------------------------------------------------------------------------------------------
Primary investments  The fund normally invests at least 80% of         The fund normally invests at least 80% of
                     assets in stocks of small-capitalization          assets in stocks of small-capitalization
                     companies (companies in the capitalization        companies (companies in the capitalization
                     range of the Russell 2000 Growth Index, which     range of the Russell 2000 Growth Index, which
                     was $___ million to $___ billion as of May 31,    was $___ million to $___ billion as of May 31,
                     2003).                                            2003).

                     The fund utilizes a focused investment            To manage risk, the fund typically invests in
                     strategy and typically concentrates its           companies across many industries.
                     investments in 50 to 70 companies.
-------------------------------------------------------------------------------------------------------------------------
Investment Strategy  In managing the portfolio of each fund, the managers look for companies in the emerging growth phase of development that are not yet widely recognized. The funds also may invest in established companies that, because of new management, products, or opportunities, offer the possibility of accelerating earnings.

                     In choosing individual securities, the managers use fundamental financial analysis to identify rapidly growing companies. The managers favor companies that dominate their market niches or are poised to become market leaders. They look for strong management teams and coherent business strategies. They generally maintain personal contact with the senior management of the companies in which the funds invest.
-------------------------------------------------------------------------------------------------------------------------
Foreign securities   Each fund may invest up to 10% of total assets in foreign securities.
-------------------------------------------------------------------------------------------------------------------------
Preferred stocks     Each fund may invest in preferred stocks and other types of equity securities.
-------------------------------------------------------------------------------------------------------------------------
Cash and cash        Under normal conditions, each fund does not invest more than 10% of its assets in cash or cash
equivalents          equivalents.
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                     Focused Small Cap Growth Fund                     Small Cap Growth Fund
-------------------------------------------------------------------------------------------------------------------------
Diversification      The fund is diversified and, with respect to      The fund is diversified and cannot invest more
                     75% of total assets, cannot invest more than 5%   than 5% of its total assets in securities of an
                     of total assets in securities of a single         individual company.
                     issuer. In addition, the fund cannot invest
                     more than 5% of total assets in any one
                     security.
-------------------------------------------------------------------------------------------------------------------------
Derivatives          Each fund may make limited use of certain derivatives (investments whose value is based on indexes or currencies).
-------------------------------------------------------------------------------------------------------------------------
Temporary            In abnormal market conditions, each fund may temporarily invest extensively in U.S. government
defensive            securities with maturities of up to three years, and may invest more than 10% of assets in cash and
positions            cash equivalents. In these and other cases, a fund might not achieve its goal.
-------------------------------------------------------------------------------------------------------------------------

In deciding whether to approve the reorganization, you should consider the similarities and differences between your fund and Small Cap Growth Fund. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of Small Cap Growth Fund is commensurate with the amount of risk involved in the authorized investments of your fund.

As the above table indicates, the investment objectives, policies and risks of the two funds are substantially similar. However, you should note that your fund employs a focused investment strategy, and typically invests in 50 to 70 companies. On the other hand, Small Cap Growth Fund does not employ a focused investment strategy and typically invests in a larger number of companies.

SHARES

-------------------------------------------------------------------------------------------------------------------------
                                      Both Focused Small Cap Growth Fund and Small Cap Growth Fund -- Class I
-------------------------------------------------------------------------------------------------------------------------
Sales charge              Shares are offered with no sales charge
-------------------------------------------------------------------------------------------------------------------------
Distribution and          Shares are not subject to a 12b-1 distribution and service fee.
service (12b-1) fee
-------------------------------------------------------------------------------------------------------------------------

BUYING, SELLING AND EXCHANGING SHARES

-------------------------------------------------------------------------------------------------------------------------
                          Both Focused Small Cap Growth Fund and Small Cap Growth Fund -- Class I
-------------------------------------------------------------------------------------------------------------------------
Buying shares             Investors may buy shares at their public offering price through a financial representative or the funds' transfer agent, John Hancock Signature Services, Inc. After July 2, 2003, investors will not be allowed to open new accounts in Focused Small Cap Growth Fund but can add to existing accounts.

-------------------------------------------------------------------------------------------------------------------------
Minimum initial           $10,000. No minimum investment for retirement plans with at least 350 eligible employees.
investment
-------------------------------------------------------------------------------------------------------------------------
Exchanging                Shareholders may exchange their shares for Class I shares of other John Hancock funds, or for shares of any John Hancock institutional fund.
-------------------------------------------------------------------------------------------------------------------------
Selling shares            Shareholders may sell their shares by submitting a proper written or telephone request to John
                          Hancock Signature Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Net asset value           All purchases, exchanges and sales are made at a price based on the next determined net asset value (NAV) per share of the fund. Both funds' NAVs are determined at the close of regular trading on the New York Stock Exchange, which is normally 4:00 P.M. Eastern Time.
-------------------------------------------------------------------------------------------------------------------------

The Funds' Expenses
Shareholders of both funds pay various expenses, either directly or indirectly. The expense table appearing below shows the expenses for the twelve-month period ended April 30, 2003. Future expenses may be greater or less.

Pro Forma Expenses
The expense table also shows the pro forma expenses of Small Cap Growth Fund for the twelve months ended April 30, 2003 assuming that a reorganization with Focused Small Cap Growth Fund had occurred May 1, 2002. The expenses shown in the table are based on fees and expenses incurred during the twelve months ended April 30, 2003. Small Cap Growth Fund's actual expenses after the reorganization may be greater or less than those shown.

                                                                                                        Small Cap Growth Fund
                                                                                                               Class I
                                                                                                             (PRO FORMA
                                                                                                        for the twelve months
                                                                                                            ended 4/30/03)
                                                                                                              (Assuming
                                                                                                         reorganization with
                                                                    Focused Small    Small Cap Growth     Focused Small Cap
Shareholder transaction expenses                                   Cap Growth Fund     Fund Class I          Growth Fund)
--------------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases                         none              none                 none
(as a % of purchase price)
Maximum sales charge imposed on reinvested dividends                     none              none                 none
Maximum deferred sales charge (load) as a % of purchase or sale          none              none                 none
price, whichever is less
Redemption fee                                                           none              none                 none
Exchange fee                                                             none              none                 none

Annual fund operating expenses
(as a % of average net assets)
--------------------------------------------------------------------------------------------------------------------------------
Management fee                                                           0.80%             0.75%                0.75%
Distribution and service (12b-1) fee                                     none              none                 none
Other expenses                                                           2.31%             0.27%                0.28%
Total fund operating expenses                                            3.11%             1.02%                1.03%
Expense reduction                                                        1.99%(1)          none                 none
Net fund operating expenses                                              1.12%             1.02%                1.03%

(1) The adviser has agreed to limit Focused Small Cap Growth Fund's total operating expenses to 0.85% (excluding transfer agent expenses) of the fund's average daily net assets only until September 26, 2003 or the closing of the reorganization, if later.

Example

The example contained in the expense table shows what you would pay on a $10,000 investment if the reorganization occurs on September 26, 2003 based on fees and expenses incurred during the twelve months ended April 30, 2003. The example assumes that you had reinvested all dividends and that the average annual return was 5%. The example is for comparison purposes only and is not a representation of either fund's actual expenses or returns, either past or future.

                                                                            Small Cap Growth Fund
                                                                                   Class I
                                                                                 (PRO FORMA
                                                                            for the twelve months
                                                                          ended 4/30/03) (Assuming
                                                                             reorganization with
                            Focused Small         Small Cap Growth        Focused Small Cap Growth
Expenses                   Cap Growth Fund          Fund Class I                    Fund)
----------------------------------------------------------------------------------------------------
Year 1                          $  314                 $  104                      $  105
Year 3                          $  960                 $  325                      $  328
Year 5                          $1,630                 $  563                      $  569
Year 10                         $3,420                 $1,248                      $1,259

The Reorganization

o The reorganization is scheduled to occur at 5:00 P .M., Eastern time, on September 26, 2003, but may occur on any later date before June 30, 2004. Focused Small Cap Growth Fund will transfer all of its assets to Small Cap Growth Fund. Small Cap Growth Fund will assume Focused Small Cap Growth Fund's liabilities. The net asset value of both funds will be computed as of 4:00 P.M., Eastern time, on the reorganization date.

o Small Cap Growth Fund will issue to Focused Small Cap Growth Fund Class I shares in an amount equal to the net assets attributable to Focused Small Cap Growth Fund's shares. These shares will immediately be distributed to Focused Small Cap Growth Fund's shareholders in proportion to their holdings on the reorganization date. As a result, shareholders of Focused Small Cap Growth Fund will end up as Class I shareholders of Small Cap Growth Fund.

o After the shares are issued, Focused Small Cap Growth Fund will be terminated.

o The reorganization is intended to result in no income, gain or loss for federal income tax purposes to the Acquiring Fund, the Acquired Fund, or shareholders of the Acquired Fund.

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets:

--------------------------------------------------------------------------------
                                          Focused Small Cap Growth Fund
--------------------------------------------------------------------------------
Fund Assets                                           0.80%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fund Asset Breakpoints                        Small Cap Growth Fund
--------------------------------------------------------------------------------
Amounts up to $1.5 billion                            0.75%
--------------------------------------------------------------------------------
Amounts above $1.5 billion                            0.70%
--------------------------------------------------------------------------------

As shown above, Small Cap Growth Fund's management fee rate is lower than your fund's management fee rate at all asset levels. In addition, Small Cap Growth Fund's other expenses of 0.27% and its pro forma other expenses of 0.28% are lower than your fund's other expenses of 2.31%. Accordingly, Small Cap Growth Fund's current annual Class I expense ratio (1.02%) and its pro forma Class I expense ratio (1.03%) are both lower than your fund's annual operating expenses, both gross (3.11%) and net (1.12%). Further, there is no guarantee that your fund's current expense reduction will be extended beyond the proposed reorganization date of September 26, 2003.

INVESTMENT RISKS
The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table compares the risks affecting each fund.

-------------------------------------------------------------------------------------------------------------------------
                               Focused Small Cap Growth Fund                         Small Cap Growth Fund
-------------------------------------------------------------------------------------------------------------------------
Stock market risk    The value of securities in the fund may go down in response to overall stock market movements.
                     Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund concentrates in certain sectors, its performance could be worse than that of the overall stock market.
-------------------------------------------------------------------------------------------------------------------------
Manager risk         The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
-------------------------------------------------------------------------------------------------------------------------
Investment           The small capitalization growth stocks in which the fund primarily invests could fall out of favor
category risk        with the market. This could cause the fund to underperform funds that focus on large or medium capitalization stocks or on value stocks.
-------------------------------------------------------------------------------------------------------------------------
Focused investment   The fund focuses on a limited number of          Not applicable because the fund does not employ
strategy risk        companies, which could cause greater             a focused investment strategy.
                     fluctuations in share price than could occur in
                     a more diversified fund.
-------------------------------------------------------------------------------------------------------------------------
Small and medium     The fund's investments in small or medium capitalization companies may be subject to larger and more
capitalization       erratic price movements than investments in established large capitalization companies. Many smaller
company risk         companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.
-------------------------------------------------------------------------------------------------------------------------
Initial public       A significant part of the fund's return may at times be attributable to investments in IPOs. Many offering (IPO) risk  IPO stocks are issued by, and involve the risks associated with, small and medium capitalization companies.
-------------------------------------------------------------------------------------------------------------------------
Foreign securities   Foreign investments involve additional risks, including potentially unfavorable currency exchange
risk                 rates, inadequate or inaccurate financial information and social or political instability.
-------------------------------------------------------------------------------------------------------------------------
Derivatives risk     Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------------------------------------------------
Liquidity and        In a down or unstable market, the fund's investments could become harder to value accurately or to
valuation risks      sell at a fair price.
-------------------------------------------------------------------------------------------------------------------------
Turnover risk        In general, the greater the volume of buying and selling by a fund (and the higher its "turnover rate"), the greater the impact that transaction costs will have on the fund's performance. The fund's turnover rate may exceed 100%, which is considered relatively high.
-------------------------------------------------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

Description of Reorganization
You are being asked to approve an Agreement and Plan of Reorganization, a copy of which is attached to this proxy statement as Exhibit A. Additional information about the reorganization and the Agreement is set forth below under "Further Information on The Reorganization." The Agreement provides for a reorganization on the following terms:

o The reorganization is scheduled to occur at 5:00 P.M., Eastern time, on September 26, 2003 but may occur on any later date before December 31, 2003. Focused Small Cap Growth Fund will transfer all of its assets to Small Cap Growth Fund and Small Cap Growth Fund will assume all of Focused Small Cap Growth Fund's liabilities. This will result in the addition of Focused
    Small Cap Growth Fund's assets to Small Cap Growth Fund's portfolio. The net asset value of both funds will be computed as of 4:00 P.M., Eastern time, on the reorganization date.

o Small Cap Growth Fund will issue Class I shares to Focused Small Cap Growth Fund in an amount equal to the net assets attributable to Focused Small Cap Growth Fund's shares. As part of the liquidation of Focused Small Cap Growth Fund, these shares will immediately be distributed to shareholders of record of Focused Small Cap Growth Fund in proportion to their holdings on the reorganization date. As a result, shareholders of Focused Small Cap Growth Fund will end up as Class I shareholders of Small Cap Growth Fund.

o After the shares are issued, the existence of Focused Small Cap Growth Fund will be terminated.

Reasons for the Proposed Reorganization
The board of trustees of Focused Small Cap Growth Fund believes that the proposed reorganization will be advantageous to the shareholders of Focused Small Cap Growth Fund for several reasons. The board of trustees considered the following matters, among others, in approving the proposal.

First, that your fund does not have sufficient assets to justify maintaining its existence as a separate investment portfolio (i.e. the fund had $2.9 million in assets as of April 30, 2003). Your fund, which has been in existence for approximately seven years, has not grown in asset size and in light of the history of the fund, there is no foreseeable potential for future growth. The investment adviser has subsidized your fund by absorbing expenses since the inception of the fund. Without these subsidies, your fund would have had a higher expense ratio and lower performance.

Second, that shareholders may be better served by a fund offering greater diversification. Small Cap Growth Fund has a larger asset size than your fund, invests in the same types of securities, and typically invests in a larger number of portfolio securities. As a result, combining the funds' assets into a single investment portfolio should afford greater diversification.

Third, that your fund's management fee and expenses are higher than Small Cap Growth Fund's management fee and expenses (both before and after expense reductions). As a result of the reorganization, shareholders of your fund may experience a reduction in the total amount of fees, as a percentage of average net assets, that they indirectly pay. In addition, if your fund's expense limitation is not extended beyond the reorganization date of September 26, 2003, your fund's total expense ratio will be significantly higher than Small Cap Growth Fund's total operating expenses.

Fourth, that the reorganization would permit your fund's shareholders to pursue substantially similar investment goals in a larger fund. Shareholders will have the continuing benefit of the same portfolio management team and substantially the same investment strategy.

Fifth, that a combined fund offers economies of scale that may lead to lower per share expenses. Both funds incur costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services. Many of these expenses are duplicative and there may be an opportunity to reduce Small Cap Growth Fund's expense ratio over time because of economies of scale if the funds are combined.

Sixth, that Small Cap Growth Fund's Class I shares have performed better than your fund for the one and three year periods ended April 30, 2003.

The board of trustees of Small Cap Growth Fund considered that the reorganization presents an excellent opportunity for Small Cap Growth Fund to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to Small Cap Growth Fund and its shareholders.

The boards of both funds also considered that the adviser and the funds' distributor will benefit from the reorganization. For example, the adviser might realize time savings from a consolidated portfolio management effort and from the need to prepare fewer reports and regulatory filings as well as prospectus disclosure for one fund instead of two. The boards believe, however, that these savings will not amount to a significant economic benefit to the adviser or distributor.

Comparative Fees and Expense Ratios. As discussed above, the advisory fee rates paid by your fund are higher than the rates paid by Small Cap Growth Fund. In addition, your fund's current annual expense ratio is higher than Small Cap Growth Fund's current and pro forma annual expense ratios for Class I shares both before and after the adviser's agreement to limit your fund's expenses. A full comparison of advisory fees and expense ratios is included above in the summary.

Comparative Performance. The trustees also considered details of the relative performance of your fund and Small Cap Growth Fund as of April 30, 2003, and determined which fund should be the surviving fund based in part on each fund's past performance record.

FURTHER INFORMATION ON THE REORGANIZATION

Tax Status of the Reorganization

The reorganization is not intended to result in gain or loss for federal income tax purposes and will not take place unless both funds in the reorganization receive a satisfactory opinion from Hale and Dorr LLP, counsel to the funds, substantially to the effect that the reorganization described above will be a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

As a result, for federal income tax purposes:

o No gain or loss will be recognized by your fund upon (1) the transfer of all of its assets to Small Cap Growth Fund as described above or (2) the distribution by your fund of Small Cap Growth Fund shares to the Acquired Fund shareholders;

o No gain or loss will be recognized by Small Cap Growth Fund upon the receipt of your fund's assets solely in exchange for the issuance of Small Cap Growth Fund shares and the assumption of all of your fund's liabilities by Small Cap Growth Fund;

o The basis of the assets of your fund acquired by Small Cap Growth Fund will be the same as the basis of those assets in the hands of your fund immediately before the transfer;

o The tax holding period of the assets of your fund in the hands of Small Cap Growth Fund will include your fund's tax holding period for those assets;

o The shareholders of your fund will not recognize gain or loss upon the exchange of all their shares of your fund solely for Small Cap Growth Fund shares as part of the reorganization;

o The basis of Small Cap Growth Fund shares received by your fund's shareholders in the reorganization will be the same as the basis of the shares of your fund surrendered in exchange therefor; and

o The tax holding period of Small Cap Growth Fund shares that your fund's shareholders receive will include the tax holding period of the shares of your fund surrendered in the exchange, provided that the shares of your fund were held as capital assets on the reorganization date.

In rendering such opinions, counsel shall rely upon, among other things, reasonable assumptions as well as representations of the Acquired Fund and the Acquiring Fund.

No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

Additional Terms of the Agreement and Plan of Reorganization

Surrender of Share Certificates. If your shares are represented by one or more share certificates before the reorganization date, you must either surrender the certificates to your fund or deliver to your fund a lost certificate affidavit, in the form and accompanied by the surety bonds that your fund may require (collectively, an "Affidavit"). On the reorganization date, all certificates that have not been surrendered will be canceled, will no longer evidence ownership of your fund's shares and will evidence ownership of shares of the Acquiring Fund.

Shareholders may not redeem or transfer Acquiring Fund shares received in the reorganization until they have surrendered their Acquired Fund share certificates or delivered an Affidavit. The Acquiring Fund will not issue share certificates in the reorganization.

Conditions to Closing the Reorganization. The obligation of your fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the performance by the Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 6).

The obligation of the Acquiring Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including your fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from your fund, and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 7).

The obligations of the Acquired Fund and the Acquiring Fund are subject to approval of the Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of the Acquired Fund's declaration of trust and by-laws. The funds' obligations are also subject to the receipt of a favorable opinion of Hale and Dorr LLP as to the federal income tax consequences of the reorganization (see Agreement, paragraph 8).

Termination of Agreement. The board of trustees of the Acquired Fund or the Acquiring Fund may terminate the Agreement (even if the shareholders of the Acquired Fund have already approved it) at any time before the reorganization date, if that board believes that proceeding with the reorganization would no longer be advisable.

Expenses of the Reorganization. John Hancock Advisers, LLC will pay the reorganization costs attributable to the Acquired Fund and the Acquiring Fund in connection with entering into and carrying out the provisions of the Agreement, whether or not a reorganization occurs.

CAPITALIZATION

The following table sets forth the capitalization of each fund as of April 30, 2003 and the pro forma combined capitalization of both funds as if the reorganization had occurred on that date. If the reorganization is consummated, the actual exchange ratios on the reorganization date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both funds between the date specified and the reorganization date, changes in the amount of undistributed net investment income and net realized capital gains of both funds during that period resulting from income and distributions, and changes in the accrued liabilities of both funds during the same period.

It is impossible to predict how many shares of Small Cap Growth Fund will actually be received and distributed by your fund on the reorganization date. The tables should not be relied upon to determine the amount of Small Cap Growth Fund shares that will actually be received and distributed.

Net assets for each fund are disclosed on the fund level. The net asset value per share and shares outstanding are referenced for each fund's institutional class.

-------------------------------------------------------------------------------------------------------------------
Proposal 1*                            Focused Small Cap              Small Cap                  Pro Forma
                                          Growth Fund                Growth Fund
-------------------------------------------------------------------------------------------------------------------
Net assets (millions)                        $2.9                      $753.2                     $756.1
-------------------------------------------------------------------------------------------------------------------
Net asset value per share                    $6.43                      $6.97                      $6.97
-------------------------------------------------------------------------------------------------------------------
Shares outstanding                          457,198                   8,903,376                  9,324,913
-------------------------------------------------------------------------------------------------------------------

*If the reorganization had taken place on April 30, 2003.

The table reflects pro forma exchange ratios of approximately 0.922 Class I shares of Small Cap Growth Fund being issued for each share of your fund.

ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

The following table shows where in each fund's prospectus you can find additional information about the business of each fund.

------------------------------------------------------------------------------------------------------------
Type of Information                          Headings in Each Prospectus
------------------------------------------------------------------------------------------------------------
Investment objective and policies            Goal and Strategy, Main Risks
------------------------------------------------------------------------------------------------------------
Portfolio management                         Portfolio Managers, Management Biographies
------------------------------------------------------------------------------------------------------------
Expenses                                     Your Expenses
------------------------------------------------------------------------------------------------------------
Eligible Investors                           Who Can Buy Shares
------------------------------------------------------------------------------------------------------------
Purchase of shares                           Your Account: Opening an Account, Buying Shares, Transaction
                                             Policies
------------------------------------------------------------------------------------------------------------
Redemption or sale of shares                 Your Account: Selling shares, Transaction Policies
------------------------------------------------------------------------------------------------------------
Dividends, distributions and taxes           Dividends and Account Policies
------------------------------------------------------------------------------------------------------------

BOARDS' EVALUATION AND RECOMMENDATION

For the reasons described above, the board of trustees of your fund, including the trustees who are not "interested persons" of either fund in the proposed reorganization or the adviser ("independent trustees"), approved the reorganization. In particular, the trustees determined that the reorganization is in the best interests of your fund and that the interests of your fund's shareholders would not be diluted as a result of the reorganization. Similarly, the board of trustees of Small Cap Growth Fund, including the independent trustees, approved the reorganization. They also determined that the reorganization is in the best interests of Small Cap Growth Fund and that the interests of Small Cap Growth Fund's shareholders would not be diluted as a result of the reorganization.

                    The trustees of your fund recommend that
               shareholders of your fund vote FOR the proposal to
                approve the Agreement and Plan of Reorganization.

VOTING RIGHTS AND REQUIRED VOTE

Each share of your fund is entitled to one vote. Approval of the proposal described above requires the affirmative vote of a majority of the shares of your fund outstanding and entitled to vote on the proposal. For this purpose, a majority of the outstanding shares of your fund means the vote of the lesser of:

(1) 67% or more of the shares present at the meeting, if the holders of more than 50% of the shares of the fund are present or represented by proxy, or

(2)   more than 50% of the outstanding shares of the fund.

--------------------------------------------------------------------------------------------------------------------
Shares             Quorum               Voting
--------------------------------------------------------------------------------------------------------------------
In general         All shares           Shares "present" in person will be voted in person at the meeting.
                   "present" in person  Shares "present" by proxy will be voted in accordance with instructions.
                   or by proxy are
                   counted towards a
                   quorum.
--------------------------------------------------------------------------------------------------------------------
Proxy with no      Considered           Voted "for" a proposal.
voting             "present" at
instruction        meeting.
(other than
broker non-vote)
--------------------------------------------------------------------------------------------------------------------
Broker non-vote    Considered           Not voted. Same effect as a vote "against" a proposal.
                   "present" at
                   meeting.
--------------------------------------------------------------------------------------------------------------------
Vote to abstain    Considered           Not voted. Same effect as a vote "against" a proposal.
                   "present" at
                   meeting.
--------------------------------------------------------------------------------------------------------------------

If the required approval of shareholders is not obtained with respect to the proposal, your fund will continue to engage in business as a separate mutual fund and the board of trustees will consider what further action may be appropriate. This action could include, among other things, terminating the fund's expense limitation or closing the fund.

INFORMATION CONCERNING THE MEETING

Solicitation of Proxies
In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the trustees, officers and employees of your fund; by personnel of your fund's investment adviser, John Hancock Advisers, LLC and its transfer agent, John Hancock Signature Services, Inc.; or by broker-dealer firms. Signature Services has agreed to provide proxy solicitation services to your fund.

Revoking Proxies
Each shareholder of your fund signing and returning a proxy has the power to revoke it at any time before it is exercised:

o by filing a written notice of revocation with your fund's transfer agent, John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1001, Boston, Massachusetts 02217-1001; or

o by returning a duly executed proxy with a later date before the time of the meeting; or

o if a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted.

Being present at the meeting alone does not revoke a previously executed and returned proxy.

Outstanding Shares and Quorum
As of July 2, 2003 (the "record date"), ____________ shares of your fund were outstanding. Only shareholders of record on the record date are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of your fund that are entitled to vote will be considered a quorum for the transaction of business.

Other Business
Your fund's board of trustees knows of no business to be presented for consideration at the meeting other than the proposal. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments
If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of a proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of your fund's shares at the session of the meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of a proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the reorganization against adjournment.

Telephone  Voting

In addition to soliciting proxies by mail or in person, your fund may also arrange to have votes recorded by telephone by officers and employees of your fund or by personnel of the adviser or transfer agent or a third party solicitation firm. The telephone voting procedure is designed to verify a shareholder's identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder's instructions and to confirm that the voting instructions have been properly recorded. If these procedures were subject to a successful legal challenge, these telephone votes would not be counted at the meeting. Your fund has not obtained an opinion of counsel about telephone voting, but is currently not aware of any challenge.

o A shareholder will be called on a recorded line at the telephone number in the fund's account records and will be asked to provide the shareholder's social security number or other identifying information.

o The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the meeting in accordance with the shareholder's instructions.

o To ensure that the shareholder's instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

o A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

o If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at that time and vote the shares at the meeting.

Shareholders' Proposals
Your fund is not required, and does not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders of the fund must submit the proposal in writing, so that it is received by the fund at 101 Huntington Avenue, Boston, Massachusetts 02199 within a reasonable time before any meeting.

OWNERSHIP OF SHARES OF THE FUNDS

To the knowledge of each fund, as of July 2, 2003, the following persons owned of record or beneficially 5% or more of the outstanding shares of a class of each fund, respectively:

---------------------------------------------------------------------------------------------------------------
Names and Addresses of Owners of More Than 5% of Shares
---------------------------------------------------------------------------------------------------------------
Proposal 1                                                            Focused Small Cap Growth Fund
---------------------------------------------------------------------------------------------------------------
                                                                                    %
---------------------------------------------------------------------------------------------------------------
                                                                                    %
---------------------------------------------------------------------------------------------------------------
                                                                           Small Cap Growth Fund
---------------------------------------------------------------------------------------------------------------
                                                                Class A     Class B     Class C     Class I
---------------------------------------------------------------------------------------------------------------
                                                                   %           %           %
---------------------------------------------------------------------------------------------------------------
                                                                                                       %
---------------------------------------------------------------------------------------------------------------

As of July 2, 2003, the trustees and officers of each fund owned in the aggregate less than 1% of the outstanding shares of the funds.

EXPERTS

The financial statements and the financial highlights of Small Cap Growth Fund for the periods ended April 30, 2003 and October 31, 2002 and the financial statements and financial highlights for Focused Small Cap Growth Fund for the period ended February 28, 2003 are incorporated by reference into this proxy statement and prospectus. The financial statements and financial highlights for Focused Small Cap Growth Fund for the period ended February 28, 2003 have been independently audited by Deloitte & Touche LLP, and the financial statements and highlights for Small Cap Growth Fund for the period ended October 31, 2002 by Ernst & Young, LLP, as stated in their reports appearing in the statement of additional information. These financial statements and financial highlights have been included in reliance on their reports given on their authority as experts in accounting and auditing.

AVAILABLE INFORMATION

Each fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C., and at the Midwest Regional Office (500 West Madison Street, Suite 1400, Chicago, Illinois). Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

                                                                   DRAFT 5/29/03

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this ___ day of ______, 2003, by and between John Hancock Series Trust, a Massachusetts business trust (the "Trust") on behalf of its series, John Hancock Small Cap Growth Fund (the "Acquiring Fund") and John Hancock Institutional Series Trust, a Massachusetts business trust (the "Trust II"), on behalf of its series, John Hancock Focused Small Cap Growth Fund (the "Acquired Fund"), each with their principal place of business at 101 Huntington Avenue, Boston, Massachusetts 02199. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."

This Agreement is intended to be and is adopted as a plan of "reorganization," as such term is used in Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for (A) the issuance of Class I shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares") to the Acquired Fund and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by (2) the distribution by the Acquired Fund, on or promptly after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement.

In consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ISSUANCE OF ACQUIRING FUND SHARES; LIQUIDATION OF THE ACQUIRED FUND

     1.1 The Acquired Fund will transfer all of its assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, cash and other assets), as set forth in the statement of assets and liabilities referred to in Paragraph 7.2 hereof (the "Statement of Assets and Liabilities"), to the Acquiring Fund free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange for (i) the assumption by the Acquiring Fund of the known and unknown liabilities of the Acquired Fund, including the liabilities set forth in the Statement of Assets and Liabilities (the "Acquired Fund Liabilities"), which shall be assigned and transferred to the Acquiring Fund by the Acquired Fund and assumed by the Acquiring Fund, and (ii) delivery by the Acquiring Fund to the Acquired Fund, for distribution pro rata by the Acquired Fund to its shareholders in proportion to their respective ownership Class I shares of beneficial interest of the Acquired Fund, as of the close of business on September 26, 2003 (the "Closing Date"), of a number of the Acquiring Fund Shares having an aggregate net asset value equal, in the case of Acquiring Fund Shares, to the value of the assets, less such liabilities (herein referred to as the "net value of the assets"), assumed, assigned and delivered, all determined as provided in Paragraph 2.1 hereof and as of a date and time as specified therein. Such transactions shall take place at the Closing, as defined in Paragraph 3.1 hereof. All computations shall be provided by The Bank of New York (the "Custodian"), as custodian and pricing agent for the Acquiring Fund and the Acquired Fund.

     1.2 The Acquired Fund has provided the Acquiring Fund with a list of the current securities holdings of the Acquired Fund as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities (except to the extent sales may be limited by representations made in connection with issuance of the tax opinion provided for in paragraph 8.6 hereof) but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

     1.3 John Hancock Adviser, LLC, the investment adviser to the Acquiring Fund and the Acquired Fund, will bear the expenses allocable to each fund in connection with the transactions contemplated by this Agreement.

     1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to shareholders of record (the "Acquired Fund shareholders"), determined as of the close of regular trading on the New York Stock Exchange on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund, to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro rata number and class of Acquiring Fund Shares due such shareholders. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

     1.5 The Acquired Fund shareholders holding certificates representing their ownership of shares of beneficial interest of the Acquired Fund shall surrender such certificates or deliver an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "Affidavit"), to John Hancock Signature Services, Inc. prior to the Closing Date. Any Acquired Fund share certificate which remains outstanding on the Closing Date shall be deemed to be canceled, shall no longer evidence ownership of shares of beneficial interest of the Acquired Fund and shall evidence ownership of Acquiring Fund Shares. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered, dividends and other distributions payable by the Acquiring Fund subsequent to the Liquidation Date with respect to Acquiring Fund Shares shall be paid to the holder of such certificate(s), but such shareholders may not redeem or transfer Acquiring Fund Shares received in the Reorganization. The Acquiring Fund will not issue share certificates in the Reorganization.

     1.6 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 The existence of the Acquired Fund shall be terminated as promptly as practicable following the Liquidation Date.

     1.8 Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2. VALUATION

     2.1 The net asset value of the Acquiring Fund Shares and the net values of the assets and liabilities of the Acquired Fund Shares to be transferred shall, in each case, be determined as of the close of business (4:00 p.m. Boston time) on the Closing Date. The net asset values of the Acquiring Fund Shares shall be computed by the Custodian in the manner set forth in the Acquiring Fund's Declaration of Trust as amended and restated (the "Declaration"), or By-Laws and the Acquiring Fund's then-current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places. The net value of the assets of the Acquired Fund attributable to its shares to be transferred shall be computed by the Custodian by calculating the value of the assets transferred by the Acquired Fund and by subtracting therefrom the amount of the liabilities assigned and transferred to and assumed by the Acquiring Fund on the Closing Date, said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places.

     2.2 The number of shares of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by dividing the value of the Acquired Fund's assets, less the value of its liabilities assumed by the Acquiring Fund, by the Acquiring Fund's net asset value per share of Class I shares, all as determined in accordance with Paragraph 2.1 hereof.

     2.3 All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Funds.

3. CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be September 26, 2003 or such other date on or before December 31, 2003 as the parties may agree. The closing of the reorganization (the "Closing") shall be held as of 5:00 p.m. at the offices of the Trust and the Trust II, 101 Huntington Avenue, Boston, Massachusetts 02199, or at such other time and/or place as the parties may agree.

     3.2 Portfolio securities that are not held in book-entry form in the name of the Custodian as record holder for the Acquired Fund shall be presented by the Acquired Fund to the Custodian for examination no later than three business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Custodian by recording the transfer of beneficial ownership thereof on its records. The cash delivered shall be in the form of currency or by the Custodian crediting the Acquiring Fund's account maintained with the Custodian with immediately available funds.

     3.3 In the event that on the Closing Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or
         (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored on or before December 31, 2003, this Agreement may be terminated by the Acquiring Fund or by the Acquired Fund upon the giving of written notice to the other party.

     3.4 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each such shareholder, all as of the close of business on the Closing Date, certified by its Treasurer, Secretary or other authorized officer (the "Shareholder List"). The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES

     4.1 The Trust II on behalf of the Acquired Fund represents, warrants and covenants to the Acquiring Fund as follows:

       (a) The Trust II is a business trust, duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the shareholders of the Acquired Fund, to carry out the transactions contemplated by this Agreement. Neither the Trust II nor the Acquired Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust II has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

       (b) The Trust II is a registered investment company classified as a management company and its registration with the Commission as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect. The Acquired Fund is a diversified series of the Trust II;

       (c) The Trust II and the Acquired Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result, in violation of any provision of the Trust II's Declaration of Trust, as amended and restated (the "Trust II's Declaration") or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust II or the Acquired Fund is a party or by which it is bound;

       (d) Except as otherwise disclosed in writing and accepted by the Acquiring Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust II or the Acquired Fund or any of the Acquired Fund's properties or assets. The Trust II knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust II nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or its ability to consummate the transactions herein contemplated;

       (e) The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated without liability to the Acquired Fund at or prior to the Closing Date;

       (f) The audited statement of assets and liabilities, including the schedule of investments, of the Acquired Fund as of February 28, 2003 and the related statement of operations (copies of which have been furnished to the Acquired Fund), present fairly in all material respects the financial condition of the Acquired Fund as of February 28, 2003 and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquiring Fund as of the respective dates thereof not disclosed therein;

       (g) Since February 28, 2003, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund;

       (h) At the date hereof and by the Closing Date, all federal, state and other tax returns and reports, including information returns and payee statements, of the Acquired Fund required by law to have been filed or furnished by such dates shall have been filed or furnished, and all federal, state and other taxes, interest and penalties shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns or reports;

       (i) The Acquired Fund has qualified as a regulated investment company for each taxable year of its operation and the Acquired Fund will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date;

       (j) The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest, no par value. All issued and outstanding shares of beneficial interest of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust II. All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts and classes set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.4 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

       (k) At the Closing Date, the Acquired Fund will have good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to Paragraph 1.1 hereof, and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act");

       (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust II on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the approval of the Acquired Fund's shareholders;

       (m) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

       (n) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in Paragraph 5.7 hereof (other than written information furnished by the Acquiring Fund for inclusion therein, as covered by the Acquiring Fund's warranty in Paragraph 4.2(m) hereof), on the effective date of the Registration Statement, on the date of the meeting of the Acquired Fund shareholders and on the Closing Date, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

       (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement;

       (p) All of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws;

       (q) The prospectus of the Acquired Fund, dated July 1, 2003, (the "Acquired Fund Prospectus"), furnished to the Acquiring Fund, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; and

       (r) The Acquired Fund Tax Representation Certificate to be delivered by the Acquired Fund to the Acquiring Fund at Closing pursuant to Section
       7.5 (the "Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

     4.2 The Trust on behalf of the Acquiring Fund represents, warrants and covenants to the Acquired Fund as follows:

       (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry out the Agreement. Neither the Trust nor the Acquiring Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

       (b) The Trust is a registered investment company classified as a management company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Acquiring Fund is a diversified series of the Trust;

       (c) The Class I prospectus of the Acquiring Fund dated March 1, 2003 (the "Acquiring Fund Prospectus") and statement of additional information for Class A, Class B, Class C and Class I shares of the Acquiring Fund, dated _______________, 2003, and any amendments or supplements thereto on or prior to the Closing Date, and the Registration Statement on Form N-14 filed in connection with this Agreement (the "Registration Statement") (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, the Acquiring Fund Prospectus does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading and the Registration Statement will not include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

       (d) At the Closing Date, the Trust on behalf of the Acquiring Fund will have good and marketable title to the assets of the Acquiring Fund;

       (e) The Trust and the Acquiring Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result in a violation of any provisions of the Trust's Declaration, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust or the Acquiring Fund is a party or by which the Trust or the Acquiring Fund is bound;

       (f) Except as otherwise disclosed in writing and accepted by the Acquired Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust or the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Trust knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

       (g) The audited statement of assets and liabilities, including the schedule of investments, of the Acquiring Fund as of October 31, 2002 [and the unaudited statement of assets and liabilities of the Acquiring Fund as of April, 2003] and the related statement of operations [for each such period] (copies of which have been furnished to the Acquired Fund), present fairly in all material respects the financial condition of the Acquiring Fund as of October 31, 2002 and [and April 30, respectively] the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquiring Fund as of the respective dates thereof not disclosed therein;

       (h) Since April 30, 2003, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Trust on behalf of the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquired Fund;

       (i) Each of the Acquiring Fund and its predecessors has qualified as a regulated investment company for each taxable year of its operation and the Acquiring Fund will qualify as such as of the Closing Date;

       (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, no par value per share. All issued and outstanding shares of beneficial interest of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

       (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Trust on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms;

       (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement, when so issued and delivered, will be duly and validly issued shares of beneficial interest of the Acquiring Fund and will be fully paid and nonassessable by the Trust;

       (m) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

       (n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by the Agreement, except for the registration of the Acquiring Fund Shares under the 1933 Act and the 1940 Act; and

       (o) The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund at Closing pursuant to Section
       6.3 (the "Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1 Except as expressly contemplated herein to the contrary, the Trust II on behalf of the Acquired Fund and the Trust on behalf of the Acquiring Fund, will operate their respective businesses in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and any other distributions necessary or desirable to avoid federal income or excise taxes.

     5.2 The Trust II will call a meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.4 The Trust II on behalf of the Acquired Fund will provide such information within its possession or reasonably obtainable as the Trust on behalf of the Acquiring Fund requests concerning the beneficial ownership of the Acquired Fund's shares of beneficial interest.

     5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

     5.6 The Trust II on behalf of the Acquired Fund shall furnish to the Trust on behalf of the Acquiring Fund on the Closing Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date, which statement shall be prepared in accordance with generally accepted accounting principles consistently applied and shall be certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Trust, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of Section 381 of the Code, and which statement will be certified by the President of the Acquired Fund.

     5.7 The Trust on behalf of the Acquiring Fund will prepare and file with the Commission the Registration Statement in compliance with the 1933 Act and the 1940 Act in connection with the issuance of the Acquiring Fund Shares as contemplated herein.

     5.8 The Trust II on behalf of the Acquired Fund will prepare a Proxy Statement, to be included in the Registration Statement in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and the rules and regulations thereunder (collectively, the "Acts") in connection with the special meeting of shareholders of the Acquired Fund to consider approval of this Agreement.

     5.9 Neither the Acquired Fund nor the Acquiring Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate, and with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate, to the extent such action would prevent the reorganization from qualifying as a "reorganization" under Section 368(a) of the Code.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST II ON BEHALF OF THE ACQUIRED FUND

The obligations of the Trust II on behalf of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust on behalf of the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1 All representations and warranties of the Trust on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     6.2 The Trust on behalf of the Acquiring Fund shall have delivered to the Trust II on behalf of the Acquired Fund a certificate executed in its name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust II on behalf of the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust II on behalf of the Acquired Fund shall reasonably request; and

     6.3 The Acquiring Fund shall have delivered to the Acquired Fund an Acquiring Fund Tax Representation Certificate in a form acceptable to Hale and Dorr LLP, the Acquired Fund and the Acquiring Fund concerning certain tax-related matters with respect to the Acquiring Fund.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST ON BEHALF OF THE ACQUIRING FUND

     The obligations of the Trust on behalf of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust II on behalf of the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations and warranties of the Trust II on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     7.2 The Trust II on behalf of the Acquired Fund shall have delivered to the Trust on behalf of the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Acquired Fund;

     7.3 The Trust II on behalf of the Acquired Fund shall have delivered to the Trust on behalf of the Acquiring Fund on the Closing Date a certificate executed in the name of the Acquired Fund by a President or Vice President and a Treasurer or Assistant Treasurer of the Acquired Fund, in form and substance satisfactory to the Trust on behalf of the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust on behalf of the Acquiring Fund shall reasonably request;

     7.4 At or prior to the Closing Date, the Acquired Fund's investment adviser, or an affiliate thereof, shall have made all payments, or applied all credits, to the Acquired Fund required by any applicable contractual expense limitation; and

     7.5 The Acquired Fund shall have delivered to the Acquiring Fund an Acquired Fund Tax Representation Certificate in a form acceptable to Hale and Dorr LLP, the Acquired Fund and the Acquiring Fund concerning certain tax-related matters with respect to the Acquired Fund.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST II ON BEHALF OF THE ACQUIRED FUND AND THE TRUST ON BEHALF OF THE ACQUIRING FUND

The obligations hereunder of the Trust II on behalf of the Acquired Fund and the Trust on behalf of the Acquiring Fund are each subject to the further conditions that on or before the Closing Date:

     8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund in accordance with the provisions of the Trust II's Declaration and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Trust on behalf of the Acquiring Fund;

     8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain changes or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and their "no-action" positions) deemed necessary by the Trust II or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself;

     8.4 The Registration Statement shall have become effective under the 1933 Act and the 1940 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940 Act;

     8.5 The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date; and

     8.6 The parties shall have received an opinion of Hale and Dorr LLP, satisfactory to the Trust II on behalf of the Acquired Fund and the Trust on behalf of the Acquiring Fund, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the shareholders of the Acquired Fund in exchange for their shares of beneficial interest of the Acquired Fund and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code. Notwithstanding anything herein to the contrary, neither the Trust II nor the Trust may waive the conditions set forth in this Paragraph 8.6.

9. BROKERAGE FEES AND EXPENSES

     9.1 The Trust on behalf of the Acquiring Fund and the Trust II on behalf of the Acquired Fund each represent and warrant to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 The Acquiring Fund and the Acquired Fund shall each be liable solely for its own expenses incurred in connection with entering into and carrying out the provisions of this Agreement whether or not the transactions contemplated hereby are consummated.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

   10.1 The Trust on behalf of the Acquiring Fund and the Trust II on behalf of the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraph 4 hereof and that this Agreement constitutes the entire agreement between the parties.

   10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

11. TERMINATION

   11.1 This Agreement may be terminated by the mutual agreement of the Trust on behalf of the Acquiring Fund and the Trust II on behalf of the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

           (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

           (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

           (c) by resolution of the Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders; or

           (d) by resolution of the Trust II's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders.

     11.2 In the event of any such termination, there shall be no liability for damages on the part of the Trust, the Acquiring Fund, the Trust II, or the Acquired Fund, or the Trustees or officers of the Trust or the Trust II, but each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon by the authorized officers of the Trust and the Trust II. However, following the meeting of shareholders of the Acquired Fund held pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval; provided that nothing contained in this Article 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Fund or to the Acquired Fund, each at 101 Huntington Avenue, Boston, Massachusetts 02199, Attention:
President, and, in either case, with copies to Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, Attention: David C. Phelan, Esq.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

   14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

   14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

   14.3 This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

   14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the prior written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

   14.5 All persons dealing with the Trust or the Trust II must look solely to the property of the Trust or the Trust II, respectively, for the enforcement of any claims against the Trust or the Trust II as the Trustees, officers, agents and shareholders of the Trust or the Trust II assume no personal liability for obligations entered into on behalf of the Trust or the Trust II, respectively. None of the other series of the Trust or the Trust II shall be responsible for any obligations assumed by or on behalf of the Acquiring Fund or the Acquired Fund under this Agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and has caused its corporate seal to be affixed hereto.



                          JOHN HANCOCK SERIES TRUST on behalf of
                          JOHN HANCOCK SMALL CAP GROWTH FUND



                          By:___________________________________________________


                          Maureen R. Ford
                          Chairman, President and Chief Executive Officer





                          JOHN HANCOCK INSTITUTIONAL SERIES TRUST, on behalf of JOHN HANCOCK FOCUSED SMALL CAP GROWTH FUND



                          By:___________________________________________________


                          Susan S. Newton
                          Senior Vice President and Secretary

                                      Thank
                                       You

                                   for mailing
                                 your proxy card
                                    promptly!


John Hancock Funds, LLC                     Mutual Funds
MEMBER NASD                                 Institutional Services
101 Huntington Avenue                       Private Managed Accounts
Boston, MA 02199-7603                       Retirement Plans

1-888-972-8696
1-800-554-6713 TDD
1-800-597-1897 EASI-Line
www.jhfunds.com

                    John Hancock Institutional Funds -Class I
                Supplement to the Prospectus dated March 1, 2003

John Hancock Small Cap Growth Fund

On page 16, the third paragraph in the "Goal and Strategy" section is deleted and replaced with the following:

To manage risk, the fund typically invests in companies across many industries, and does not invest more than 5% of assets in any one company.


4/28/03

Sign up for electronic delivery at www.jhancock.com/funds/edelivery


                                  JOHN HANCOCK

Prospectus 3.1.03                 Equity funds

                                  INSTITUTIONAL CLASS I

                                  Balanced Fund

                                  Classic Value Fund

                                  Core Equity Fund

                                  Large Cap Equity Fund

                                  Mid Cap Growth Fund

                                  Small Cap Equity Fund

                                  Small Cap Growth Fund

                                  U.S. Global Leaders Growth Fund


     [LOGO](R)
------------------
JOHN HANCOCK FUNDS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents


--------------------------------------------------------------------------------

A fund-by-fund summary of         Balanced Fund                               4
goals, strategies, risks,
performance and expenses.         Classic Value Fund                          6

                                  Core Equity Fund                            8

                                  Large Cap Equity Fund                      10

                                  Mid Cap Growth Fund                        12

                                  Small Cap Equity Fund                      14

                                  Small Cap Growth Fund                      16

                                  U.S. Global Leaders Growth Fund            18

Policies and instructions for     Your account
opening, maintaining and
closing an account.               Who can buy shares                         20
                                  Opening an account                         20
                                  Buying shares                              21
                                  Selling shares                             22
                                  Transaction policies                       24
                                  Dividends and account policies             24

Further information on            Fund details
the funds.
                                  Business structure                         25
                                  Management biographies                     26
                                  Financial highlights                       27

                                  For more information               back cover

Overview

--------------------------------------------------------------------------------

JOHN HANCOCK EQUITY FUNDS -- INSTITUTIONAL CLASS I

These funds offer clearly defined investment strategies, each focusing on a particular market segment and following adisciplined investment process. Blended together or selected individually, these funds are designed to meet the needs ofinvestors seeking risk-managed investment strategies from seasoned professional portfolio managers.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured orguaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose moneyby investing in these funds, be sure to read all risk disclosurecarefully before investing.

THE MANAGEMENT FIRM


All John Hancock equity funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and as of December 31, 2002, managed approximately $26 billion in assets.


FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses The overall costs borne by an investor in the fund, including annual expenses.

Balanced Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks current income, long-term growth of capital and income and preservation of capital. To pursue these goals, the fund allocates its investments among a diversified mix of debt and equity securities. The fund normally invests at least 25% of assets in equity securities and at least 25% of assets in senior debt securities.

At least 80% of the fund's common stock investments are "dividend performers." These are companies that have typically increased their dividend payments over time, or that the managers believe demonstrate the potential for above-average stability of growth of earnings and dividends. In managing the fund's stock portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industrywide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry. Historically, companies that meet these criteria have tended to have large or medium market capitalizations.

The fund's debt securities are used to enhance current income and provide some added stability. The fund's investments in bonds of any maturity are primarily investment-grade (rated BBB or above and their unrated equivalents). However, up to 20% of assets may be in junk bonds rated as low as C and their unrated equivalents.

Although the fund invests primarily in U.S. securities, it may invest up to 35% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. Since Class I shares have existed for less than a full calendar year, the year-by-year and average annual figures are for Class A shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class I shares have no sales charges and lower expenses than Class A shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns


Best quarter: Q4 '98, 11.40%
Worst quarter: Q2 '02, -12.88%


After-tax returns

After-tax returns are shown for Class A shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.


--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
 1993    1994    1995    1996    1997    1998   1999    2000    2001     2002

11.38%  -3.51%  24.22%  12.13%  20.79%  14.01%  3.89%  -1.83%  -5.23%  -18.19%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge)
for periods ending 12-31-02
--------------------------------------------------------------------------------
                                                      1 year    5 year  10 year

Class A before tax                                   -22.26%    -3.05%    4.47%
Class A after tax on distributions                   -22.95%    -4.37%    2.64%
Class A after tax on distributions, with sale        -13.64%    -2.72%    2.99%
Class I before tax (began 3-1-02)                         --        --       --
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                          -22.10%    -0.59%    9.34%
Lehman Brothers Government/Credit Bond Index          11.04%     7.62%    7.61%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large- or medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small-capitalization stocks. Medium-capitalization stocks tend to be more volatile than stocks of larger companies. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.60%
Other expenses                                                             0.55%
Total fund operating expenses                                              1.15%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                    Year 1    Year 3    Year 5   Year 10
--------------------------------------------------------------------------------
Class I                                       $117      $365      $633    $1,398

PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 1996

Roger C. Hamilton
Joined fund team in 2003


See page 26 for the management biographies.

FUND CODES

Class I     Ticker          SVBIX
            CUSIP           47803P807
            Newspaper       --
            SEC number      811-0560
            JH fund number  432

Classic Value Fund

--------------------------------------------------------------------------------

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities. The fund is non-diversified and may invest more than 5% of assets in securities of individual companies.


In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the S&P 500 Index.


In choosing individual securities, the subadviser screens a universe of the 500 largest publicly traded U.S. companies. (As of January 31, 2003, this included companies with market values above approximately $3 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of normal long-term earnings power. The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:


o     cheap on the basis of current price to estimated normal level of earnings

o     current earnings below normal levels

o     a sound plan to restore earnings to normal

o     a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE


[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to November 8, 2002 reflect the actual performance of the sole class of Pzena Focused Value Fund, the fund's predecessor. On November 8, 2002, the fund acquired all of the assets of Pzena Focused Value Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The total expenses for the fund's Class A shares are estimated to be slightly higher than the predecessor fund's sole class of shares. Since Class I shares have existed for less than a full calendar year, no annual returns have been provided for Class I shares. Total expenses for Class I shares should be lower than those of the predecessor fund's sole class of shares, since the fund has a lower management fee than the predecessor fund and Class I shares are not subject to sales charges or a 12b-1 fee. All figures assume dividend reinvestment. The performance of Pzena Focused Value Fund reflects stocks selected from the 1,000 largest publicly traded U.S. companies, whereas the fund invests in stocks selected from the 500 largest such companies. Past performance before and after taxes does not indicate future results.


Class A, total returns

Best quarter: Q2 '99, 30.73%
Worst quarter: Q3 '98, -21.97%

After-tax returns

After-tax returns are shown for Class A shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.
Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.


--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
                                1997     1998    1999     2000    2001    2002

                               24.57%   -5.67%   0.29%   35.88%  13.07%  -6.37%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge)
for periods ending 12-31-02
--------------------------------------------------------------------------------
                                                                         Life of
                                                       1 year    5 year  Class A

Class A before tax (began 6-24-96)                    -11.06%     5.27%    9.26%
Class A after tax on distributions                    -11.71%     4.63%    8.25%
Class A after tax on distributions, with sale          -6.40%     4.10%    7.27%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                           -22.10%    -0.59%    5.87%
Russell 1000 Value Index                              -15.52%     1.61%    7.75%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o In a down market, higher-risk securities could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class I is new, its expenses are based on Class A expenses, adjusted to reflect any changes.


--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.85%
Other expenses                                                             4.64%
Total fund operating expenses                                              5.49%
Expense reimbursement (at least until 11/8/04)                             4.72%
Net annual operating expenses                                              0.77%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through November 8, 2004) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                    Year 1    Year 3    Year 5   Year 10
--------------------------------------------------------------------------------
Class I                                         79       912     2,075     4,934


SUBADVISER

Pzena Investment Management, LLC

Team responsible for day-to-day investment management

Founded in 1995

Supervised by the adviser

FUND CODES

Class I     Ticker          JCVIX
            CUSIP           409902756
            Newspaper       --
            SEC number      811-1677
            JH fund number  438

Core Equity Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks above-average total return (capital appreciation plus income). To pursue this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of equity securities (including common and preferred stocks and their equivalents) which are primarily large-capitalization stocks. The portfolio's risk profile is similar to that of the Standard & Poor's 500 Index.

The managers select from a menu of stocks of approximately 600 companies that evolves over time. Approximately 70% to 80% of these companies also are included in the Standard & Poor's 500 Index. The subadviser's investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models uses this in-house research to rank the stocks according to their combination of:

o     value, meaning they appear to be underpriced

o     improving fundamentals, meaning they show potential for strong growth

This process, together with a risk/return analysis against the Standard & Poor's 500 Index, results in a portfolio of approximately 100 to 130 of the stocks from the top 60% of the menu. The fund generally sells stocks that fall into the bottom 20% of the menu.

In normal circumstances, the fund is almost entirely invested in stocks. The fund may invest in dollar-denominated foreign securities and make limited use of certain derivatives (investments whose value is based on indexes or securities).

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. Since Class I shares have existed for less than a full calendar year, the year-by-year and average annual figures are for Class A shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class I shares have no sales charges and lower expenses than Class A shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns


Best quarter: Q4 '98, 24.17%
Worst quarter: Q3 '02, -16.89%


After-tax returns

After-tax returns are shown for Class A shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.


--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
 1993    1994    1995    1996    1997    1998    1999    2000     2001    2002

16.12%  -2.14%  37.20%  21.24%  29.19%  28.84%  12.37%  -7.75%  -10.87%  -22.85%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge)
for periods ending 12-31-02
--------------------------------------------------------------------------------
                                                      1 year    5 year  10 year

Class A before tax                                   -26.70%    -2.69%    7.86%
Class A after tax on distributions                   -26.70%    -2.99%    7.09%
Class A after tax on distributions, with sale        -16.40%    -2.07%    6.33%
Class I before tax (began 3-1-02)                         --        --       --
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                          -22.10%    -0.59%    9.34%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

The fund's management strategy has a significant influence on fund performance. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES


[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.75%
Other expenses                                                             0.51%
Total fund operating expenses                                              1.26%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                    Year 1    Year 3    Year 5   Year 10
--------------------------------------------------------------------------------
Class I                                       $128      $400      $692    $1,523


SUBADVISER

Independence Investment LLC

Team responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1982

Supervised by the adviser

FUND CODES

Class I     Ticker          JHCIX
            CUSIP           409902848
            Newspaper       --
            SEC number      811-1677
            JH fund number  423

Large Cap Equity Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $257.61 million to $231.61 billion as of January 31, 2003). Equity securities include common and preferred stocks and their equivalents.

In managing the portfolio, the managers look for companies that are undervalued and/or offer the potential for above-average earnings growth. The managers employ a combination of proprietary financial models and bottom-up, fundamental financial research to identify companies that are selling at what appear to be substantial discounts to their long-term intrinsic value. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.


The fund manages risk by typically holding between 50 and 150 large companies that are diversified across industry sectors. The management team also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions and strong management.

The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.

The fund may invest up to 20% of its assets in bonds of any maturity, with up to 15% of net assets in junk bonds rated as low as CC/Ca and their unrated equivalents. In selecting bonds, the managers look for the most favorable risk/return ratios.

The fund may invest up to 25% of assets in foreign securities (35% during adverse U.S. market conditions). The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE


[Clip Art] The graph shows the fund's calendar year total return, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class I, total returns


Best quarter: Q4 '01, 19.46%
Worst quarter: Q3 '01, -24.00%


After-tax returns

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.


--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
                                                                           2002

                                                                         -37.55%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-02
--------------------------------------------------------------------------------
                                                                         Life of
                                                                1 year   Class I

Class I before tax (began 3-1-01)                               -37.55%  -24.98%
Class I after tax on distributions                              -37.60%  -25.66%
Class I after tax on distributions, with sale                   -23.06%  -19.48%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                                     -22.10%  -15.84%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                         0.625%
Other expenses                                                         0.185%
Total fund operating expenses                                          0.81%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                    Year 1    Year 3    Year 5   Year 10
--------------------------------------------------------------------------------
Class I                                        $83      $259      $450    $1,002


PORTFOLIO MANAGERS

Paul J. Berlinguet
Joined fund team in 2002

Robert C. Junkin, CPA
Joined fund team in 2003

Robert J. Uek, CFA
Joined fund team in 2002

Roger C. Hamilton
Joined fund team in 1999

Thomas P. Norton, CFA
Joined fund team in 2002

See page 26 for the management biographies.

FUND CODES

Class I     Ticker          JLVIX
            CUSIP           41013P608
            Newspaper       --
            SEC number      811-0560
            JH fund number  450

Mid Cap Growth Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of medium-capitalization companies (companies in the capitalization range of the Russell Midcap Growth Index, which was $13.96 million to $10.57 billion as of January 31, 2003).


In managing the portfolio, the managers conduct fundamental financial analysis to identify companies with above-average earnings growth.

In choosing individual securities, the managers look for companies with growth stemming from a combination of gains in market share and increasing operating efficiency. Before investing, the manager identifies a specific catalyst for growth, such as a new product, business reorganization or merger.

The management team generally maintains personal contact with the senior management of the companies the fund invests in.

The managers consider broad economic trends, demographic factors, technological changes, consolidation trends and legislative initiatives.

The fund may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal circumstances, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash or cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may not invest more than 5% of assets in any one security.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE


[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. Since Class I shares have existed for less than a full calendar year, the year-by-year and average annual figures are for Class A shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class I shares have no sales charges and lower expenses than Class A shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns

Best quarter: Q4 '99, 45.43%
Worst quarter: Q1 '01, -30.04%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.
Russell Midcap Growth Index, an unmanaged index containing those stocks from the Russell Midcap Index with a greater-than-average growth orientation.


--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
         1994    1995     1996   1997   1998    1999     2000     2001     2002

        -8.76%  34.24%   29.05%  2.37%  6.53%  58.17%  -13.52%  -33.59%  -24.88%

--------------------------------------------------------------------------------
Average annual total returns (including sales charge)
for periods ending 12-31-02
--------------------------------------------------------------------------------
                                                                         Life of
                                                       1 year    5 year  Class A

Class A before tax (began 11-1-93)                    -28.62%    -7.13%    1.15%
Class A after tax on distributions                    -28.62%    -7.59%   -0.11%
Class A after tax on distributions, with sale         -17.57%    -5.23%    0.90%
Class I before tax (began 3-1-02)                         --        --       --
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                           -22.10%    -0.59%    9.08%
Russell Midcap Growth Index                           -27.41%    -1.82%    6.29%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market, causing the fund to underperform investments that focus either on small- or on large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' securityselection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES


[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by share-holders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.80%
Other expenses                                                             0.66%
Total fund operating expenses                                              1.46%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                    Year 1    Year 3    Year 5   Year 10
--------------------------------------------------------------------------------
Class I                                       $148      $462      $797    $1,746


PORTFOLIO MANAGERS

Paul J. Berlinguet
Joined fund team in 2001

Robert J. Uek, CFA
Joined fund team in 2001

Thomas P. Norton, CFA
Joined fund team in 2002

See page 26 for the management biographies.

FUND CODES

Class I    Ticker          SPOIX
           CUSIP           409906740
           Newspaper       --
           SEC number      811-4630
           JH fund number  433

Small Cap Equity Fund


GOAL AND STRATEGY

[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $2.8 million to $1.78 billion as of January 31,
2003). Equity securities include common and preferred stocks and their equivalents.

In managing the portfolio, the managers emphasize a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for U.S. and foreign companies that possess a combination of strong earning growth rates and reasonable valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in. The fund diversifies across industry sectors. The fund may not invest more than 5% of assets in any one security.

The fund may invest up to 15% of assets in a basket of foreign securities or in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies) and may short-sell up to 15% of the fund's assets for non-speculative purposes to manage volatility.

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows the fund's calendar year total return, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class I, total returns


Best quarter: Q4 '01, 37.01%
Worst quarter: Q3 '02, -23.88%


After-tax returns

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization stocks.


--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
                                                                           2002

                                                                         -43.96%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-02
--------------------------------------------------------------------------------
                                                                         Life of
                                                                 1 year  Class I

Class I before tax (began 8-15-01)                              -43.96%  -33.28%
Class I after tax on distributions                              -43.96%  -33.38%
Class I after tax on distributions, with sale                   -26.99%  -26.16%
--------------------------------------------------------------------------------
Russell 2000 Index                                              -20.48%  -13.75%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives, such as short sales, could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.


The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.


================================================================================

YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.70%
Other expenses                                                             0.58%
Total fund operating expenses                                              1.28%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                    Year 1    Year 3    Year 5   Year 10
--------------------------------------------------------------------------------
Class I                                       $130      $406      $702    $1,545


PORTFOLIO MANAGERS

Alan E. Norton, CFA
Joined fund team in 2002

Henry E. Mehlman, CFA
Joined fund team in 2002

See page 26 for the management biographies.

FUND CODES

Class I    Ticker          SPVIX
           CUSIP           409905841
           Newspaper       --
           SEC number      811-3999
           JH fund number  427

Small Cap Growth Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of small-capitalization companies (companies in the capitalization range of the Russell 2000 Growth Index, which was $1.08 million to $1.68 billion as of January 31, 2003).


The managers look for companies in the emerging growth phase of development that are not yet widely recognized. The fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerating earnings.

To manage risk, the fund typically invests in 150 to 220 companies across many industries, and does not invest more than 5% of assets in any one company.

In managing the portfolio, the managers use fundamental financial analysis to identify rapidly growing companies. The managers favor companies that dominate their market niches or are poised to become market leaders. They look for strong senior management teams and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest in preferred stocks and other types of equities, and may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal circumstances, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash and cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I, total returns

Best quarter: Q4 '01, 27.44%
Worst quarter: Q3 '01, -26.42%

After-tax returns

After-tax returns are shown for Class I shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)

Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization common stocks.
Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index with a greater-than-average growth orientation.


--------------------------------------------------------------------------------
Class I calendar year total returns
--------------------------------------------------------------------------------
                                                        2000     2001     2002

                                                      -21.15%  -13.64%  -31.29%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-02
--------------------------------------------------------------------------------
                                                                         Life of
                                                                 1 year  Class I

Class I before tax (began 12-7-99)                              -31.29%  -18.94%
Class I after tax on distributions                              -31.29%  -19.16%
Class I after tax on distributions, with sale                   -19.21%  -14.28%
--------------------------------------------------------------------------------
Russell 2000 Index                                              -20.48%   -4.89%
Russell 2000 Growth Index                                       -30.26%  -17.67%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                         0.75%
Other expenses                                                         0.20%
Total fund operating expenses                                          0.95%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class I                           $97          $303         $525        $1,166


PORTFOLIO MANAGERS

Bernice S. Behar, CFA
Joined fund team in 1996

Anurag Pandit, CFA
Joined fund team in 1996

See page 26 for the management biographies.

FUND CODES

Class I    Ticker          JSGIX
           CUSIP           478032782
           Newspaper       SmCpGrI
           SEC number      811-3392
           JH fund number  460

U.S. Global Leaders Growth Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of "U.S. Global Leaders." Under normal market conditions, at least 80% of the fund's assets will be invested in stocks of companies the managers regard as U.S. Global Leaders.

The managers consider U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:

o Hold leading market shares of their relevant industries that result in high profit margins and high investment returns.

o Supply consumable products or services so that their revenue streams are recurring.

The managers seek to identify companies with superior long-term earnings prospects and to continue to own them as long as the managers believe they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.


As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $257.61 million to $231.61 billion as of January 31, 2003).


The fund is non-diversified, which allows it to make larger investments in individual companies.

The fund may invest in other types of equities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest in short-term cash equivalents. In these and other cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE


[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to May 17, 2002 reflect the actual performance of the sole class of U.S. Global Leaders Growth Fund, the fund's predecessor. On May 17, 2002, the fund acquired all of the assets of U.S. Global Leaders Growth Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The total expenses for the fund's Class A shares are estimated to be substantially the same as the predecessor fund's sole class of shares. Since Class I shares have not existed for a full calendar year, no annual returns have been provided for Class I shares. Total expenses for Class I shares should be lower than those of the predecessor fund's sole class of shares, since the fund has a lower management fee than the predecessor fund and Class I shares are not subject to sales charges or a 12b-1 fee. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns

Best quarter: Q4 '98, 29.43%
Worst quarter: Q3 '98, -16.69%

After-tax returns

After-tax returns are shown for Class A shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index of 500 stocks.


--------------------------------------------------------------------------------
Class A calendar year total returns
--------------------------------------------------------------------------------
                           1996    1997    1998   1999   2000    2001     2002

                          22.94%  40.68%  31.98%  7.88%  4.15%  -6.83%  -14.51%

--------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-02
--------------------------------------------------------------------------------
                                                                         Life of
                                                       1 year    5 year  Class A

Class A before tax (began 9-29-95)                    -18.79%     2.33%   10.55%
Class A after tax on distributions                    -18.79%     2.33%   10.50%
Class A after tax on distributions, with sale         -11.54%     1.88%    8.87%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                           -22.10%    -0.59%    7.48%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.

Multinational companies that have substantial international operations may be affected by fluctuations in currency exchange rates and by economic and political conditions in foreign countries. These conditions may include restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o In a down market, higher-risk securities could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

================================================================================


YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.75%
Other expenses                                                             0.45%
Total fund operating expenses                                              1.20%
Expense reimbursement (at least until 5-17-04)                             0.09%
Net annual operating expenses                                              1.11%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through May 17, 2004) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                    Year 1    Year 3    Year 5   Year 10
--------------------------------------------------------------------------------
Class I                                       $113      $372      $651    $1,447


SUBADVISER

Yeager, Wood & Marshall, Inc.

Responsible for day-to-day investment management

Founded in 1968

Supervised by the adviser

PORTFOLIO MANAGERS


George M. Yeager
Managed fund since 1995

George P. Fraise
Joined fund team in 2000

See page 26 for the management biographies.


FUND CODES

Class I    Ticker          USLIX
           CUSIP           409902798
           Newspaper       --
           SEC number      811-1677
           JH fund number  426

Your account

--------------------------------------------------------------------------------
WHO CAN BUY SHARES

Class I shares are offered without any sales charge to certain types of investors, as noted below:

o     Retirement and other benefit plans and their participants

o     Rollover assets for participants whose plans are invested in the fund

o     Certain trusts, endowment funds and foundations

o Any state, county or city, or its instrumentality, department, authority or agency

o Insurance companies, trust companies and bank trust departments buying shares for their own account

o     Investment companies not affiliated with the adviser

o Clients of service agents and broker-dealers who have entered into an agreement with John Hancock Funds

o Investors who participate in fee-based, wrap and other investment platform programs

o     Any entity that is considered a corporation for tax purposes

o Fund trustees and other individuals who are affiliated with these funds or other John Hancock funds

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine if you are eligible, by referring to "Who can buy shares" on the left.

3 Determine how much you want to invest. The minimum initial investment is $10,000. There is no minimum investment for retirement plans with at least 350 eligible employees.

4 Complete the appropriate parts of the account application, carefully following the instructions. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. You must submit additional documentation when opening trust, corporate or power of attorney accounts.

5     Make your initial investment using the table on the next page.

6 If you have questions or need more information, please contact your financial representative or call Signature Services at 1-888-972-8696.

John Hancock Funds may pay significant compensation out of its own resources to your financial representative.

Your broker/dealer or agent may charge you a fee to effect transactions in fund shares.


20 YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
            Opening an account                Adding to an account

By check

[Clip Art]  o  Make out a check for the       o  Make out a check for the
               investment amount, payable to     investment amount payable to
               "John Hancock Signature           "John Hancock Signature
               Services, Inc."                   Services, Inc."

            o  Deliver the check and your     o  Fill out the detachable
               completed application to your     investment slip from an
               financial representative, or      account statement. If no slip
               mail them to Signature            is available, include a note
               Services (address below).         specifying the fund name(s),
                                                 your share class, your
                                                 account number and the
                                                 name(s) in which the account
                                                 is registered.

                                              o  Deliver the check and
                                                 investment slip or note to
                                                 your financial
                                                 representative, or mail them
                                                 to Signature Services
                                                 (address below).

By exchange

[Clip Art]  o  Call your financial            o  Call your financial
               representative or Signature       representative or Signature
               Services to request an            Services to request an
               exchange.                         exchange.

            o  You may only exchange for      o  You may only exchange for
               shares of other institutional     shares of other institutional
               funds or Class I shares.          funds or Class I shares.

By wire

[Clip Art]  o  Deliver your completed         o  Instruct your bank to wire
               application to your financial     the amount of your
               representative or mail it to      investment to:
               Signature Services.                 First Signature Bank & Trust
                                                   Account # 900022260
            o  Obtain your account number by       Routing # 211475000
               calling your financial
               representative or Signature    Specify the fund name(s), your
               Services.                      share class, your account number
                                              and the name(s) in which the
            o  Instruct your bank to wire     account is registered. Your bank
               the amount of your investment  may charge a fee to wire funds.
               to:
                 First Signature Bank & Trust
                 Account # 900022260
                 Routing # 211475000

            Specify the fund name(s), the
            share class, the new account
            number and the name(s) in which
            the account is registered. Your
            bank may charge a fee to wire
            funds.

By phone

[Clip Art]  See "By exchange" and "By wire."  o  Verify that your bank or credit union is a member of
                                                 the Automated Clearing House
                                                 (ACH) system.

                                              o  Complete the "To Purchase,
                                                 Exchange or Redeem Shares via
                                                 Telephone" and "Bank
                                                 Information" sections on your
                                                 account application.

                                              o  Call Signature Services to
                                                 verify that these features
                                                 are in place on your account.

                                              o  Call your financial
                                                 representative or Signature
                                                 Services with the fund
                                                 name(s), your share class,
                                                 your account number, the
                                                 name(s) in which the account
                                                 is registered and the amount
                                                 of your investment.

----------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative
for instructions and assistance.
----------------------------------------


                                                                 YOUR ACCOUNT 21

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
            Designed for                      To sell some or all of your shares

By letter

[Clip Art]  o  Sales of any amount; however,  o  Write a letter of instruction
               sales of $5 million or more       indicating the fund name,
               must be made by letter.           your account number, your
                                                 share class, the name(s) in
            o  Certain requests will require     which the account is
               a Medallion signature             registered and the dollar
               guarantee. Please refer to        value or number of shares you
               "Selling shares in writing."      wish to sell.

                                              o  Include all signatures and
                                                 any additional documents that
                                                 may be required (see next
                                                 page).

                                              o  Mail the materials to
                                                 Signature Services.

                                              o  A check or wire will be sent
                                                 according to your letter of
                                                 instruction.

By phone

[Clip Art]  o  Sales of up to $5 million.     o  To place your request with a
                                                 representative at John
                                                 Hancock Funds, call Signature
                                                 Services between 8 A.M. and 4
                                                 P.M. Eastern Time on most
                                                 business days.

                                              o  Redemption proceeds of up to
                                                 $100,000 may be sent by wire
                                                 or by check. A check will be
                                                 mailed to the exact name(s)
                                                 and address on the account.
                                                 Redemption proceeds exceeding
                                                 $100,000 must be wired to
                                                 your designated bank account.

By wire or electronic funds transfer (EFT)

[Clip Art]  o  Requests by letter to sell     o  To verify that the telephone
               any amount.                       redemption privilege is in
                                                 place on an account, or to
            o  Requests by phone to sell up      request the forms to add it
               to $5 million (accounts with      to an existing account, call
               telephone redemption              Signature Services.
               privileges).
                                              o  Amounts of $5 million or more
                                                 will be wired on the next
                                                 business day.

                                              o  Amounts up to $100,000 may be
                                                 sent by EFT or by check.
                                                 Funds from EFT transactions
                                                 are generally available by
                                                 the second business day. Your
                                                 bank may charge a fee for
                                                 this service.

By exchange

[Clip Art]  o  Sales of any amount.           o  Obtain a current prospectus
                                                 for the fund into which you
                                                 are exchanging by calling
                                                 your financial representative
                                                 or Signature Services.

                                              o  You may only exchange for
                                                 share of other institutional
                                                 funds or Class I shares.

                                              o  Call your financial
                                                 representative or Signature
                                                 Services to request an
                                                 exchange.

22 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days

o you are selling more than $100,000 worth of shares and are requesting payment by check

o     you are selling more than $5 million worth of shares

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                   Requirements for written requests
--------------------------------------------------------------------------------
                                                                      [Clip Art]

Owners of individual, joint or           o  Letter of instruction.
UGMA/UTMA accounts (custodial accounts
for minors).                             o  On the letter, the signatures of all
                                            persons authorized to sign for the
                                            account, exactly as the account is
                                            registered.

                                         o  Medallion signature guarantee if
                                            applicable (see above).

Owners of corporate, sole                o  Letter of instruction.
proprietorship, general partner or
association accounts.                    o  Corporate business/organization
                                            resolution, certified within the
                                            past 12 months, or a John Hancock
                                            Funds business/ organization
                                            certification form.

                                         o  On the letter and the resolution,
                                            the signature of the person(s)
                                            authorized to sign for the account.

                                         o  Medallion signature guarantee if
                                            applicable (see above).

Owners or trustees of retirement plan,   o  On the letter, the signature(s) of
pension trust and trust accounts. o         the trustee(s).
Letter of instruction.
                                         o  Copy of the trust document certified
                                            within the past 12 months or a John
                                            Hancock Funds trust certification
                                            form.

                                         o  Medallion signature guarantee if
                                            applicable (see above).

Joint tenancy shareholders with rights   o  Letter of instruction signed by
of survivorship whose co-tenants are        surviving tenant.
deceased.
                                         o  Copy of death certificate.

                                         o  Medallion signature guarantee if
                                            applicable (see above).

Executors of shareholder estates.        o  Letter of instruction signed by
                                            executor.

                                         o  Copy of order appointing executor,
                                            certified within the past 12 months.

                                         o  Medallion signature guarantee if
                                            applicable (see above).

Administrators, conservators, guardians  o  Call 1-888-972-8696 for
and other sellers or account types not      instructions.
listed above.

-----------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative
for instructions and assistance.
-----------------------------------------


                                                                 YOUR ACCOUNT 23

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The funds may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. The funds may trade foreign stock or other portfolio securities on U.S. holidays and weekends, even though the funds' shares will not be priced on those days. This may change a fund's NAV on days when you cannot buy or sell shares.

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Class Ishares for shares of any institutional fund or Class I shares. The registration for both accounts involved must be identical.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties who, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. The funds reserve the right to require that previously exchanged shares and reinvested dividends be in a fund for 90 days before a shareholder is permitted a new exchange. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.


Account Information John Hancock Funds is required by law to obtain information for verifying an account holder's identity. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV and take other steps that it deems reasonable.


Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but a fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements  In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o     after any changes of name or address of the registered owner(s)

o     in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.


Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. Balanced Fund typically pays income dividends quarterly. All other funds declare and pay any income dividends annually. Any capital gains are distributed annually.


Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of

24 YOUR ACCOUNT
more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.


Fund details


--------------------------------------------------------------------------------
BUSINESS STRUCTURE

Each fund's board of trustees oversees each fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees of the Balanced, Classic Value, Large Cap Equity, Mid Cap Growth, Small Cap Growth and U.S. Global Leaders Growth Funds have the power to change these funds' respective investment goals without shareholderapproval.

The trustees of Core Equity, Large Cap Equity, Mid Cap Growth, Small Cap Equity, Small Cap Growth and U.S. Global Leaders Growth Funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% policy.

The investment adviser John Hancock Advisers, LLC, 101 Huntington Avenue, Boston, MA 02199-7603.

Subadvisers Independence Investment LLC ("Independence") subadvises Core Equity Fund. Independence was founded in 1982 and provides investment advisory services to individual and institutional investors. Independence is a wholly owned subsidiary of John Hancock Financial Services, Inc., and as of December 31, 2002, had total assets under management of approximately $18.9 billion.

Pzena Investment Management ("PIM") subadvises Classic Value Fund, and was investment adviser to its predecessor fund, Pzena Focused Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, President. PIM provides investment advisory services to individual and institutional investors, and as of December 31, 2002, had total assets under management of approximately $3.1 billion.

Yeager, Wood & Marshall, Inc. ("YWM") subadvises U.S. Global Leaders Growth Fund, and was investment adviser to its predecessor fund, U.S. Global Leaders Growth Fund. YWM was founded in 1968 and is controlled by George M. Yeager, President. YWM provides investment advisory services to individual and institutional investors, and as of December 31, 2002, had total assets under management of approximately $595 million.


                                                                 YOUR ACCOUNT 25

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

Management fees The management fee paid to the investment adviser by the funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                      % of net assets
--------------------------------------------------------------------------------
Balanced                                  0.60%
Classic Value                             0.00%*
Core Equity                               0.75%
Large Cap Equity                          0.625%
Mid Cap Growth                            0.80%
Small Cap Equity                          0.70%
Small Cap Growth                          0.75%
U.S. Global Leaders Growth                0.66%*

*After expense reimbursement.

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock equity funds. It is a brief summary of their business careers over the past five years.

Bernice S. Behar, CFA

Senior vice president
Joined John Hancock Advisers in 1991
Began business career in 1986

Paul J. Berlinguet

Vice president
Joined John Hancock Advisers in 2001
U.S. equity investment manager at Baring America Asset Management (1989-2001) Began business career in 1986

Barry H. Evans, CFA

Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1986

George P. Fraise

Executive vice president of YWM (subadviser)
Portfolio manager of Scudder Kemper Investments (1997-2000)
Began business career in 1987

Roger C. Hamilton

Vice president
Joined John Hancock Advisers in 1994
Began business career in 1980

Robert C. Junkin, CPA

Vice president
Joined John Hancock Advisers in 2003
Vice president, Pioneer Investments, Inc. (1997-2002)
Began business career in 1988

Henry E. Mehlman, CFA

Vice president
Joined John Hancock Advisers in 2002
Senior portfolio manager, The Colony Group (2001-2002)
Vice president and Director of Research, Congress Asset Management Co.
  (1999-2001)
Consultant, Essex Management (1996-1999)
Began business career in 1972

Alan E. Norton, CFA

Vice president
Joined John Hancock Advisers in 2002
Senior portfolio manager, The Colony Group (2001-2002)
Portfolio manager and Director of Research, Congress Asset Management Co.
  (1995-2001)
Began business career in 1987

Thomas P. Norton, CFA

Vice president
Joined John Hancock Advisers in 2002
Investment manager, Baring Asset Management (1997-2002)
Began business career in 1986

Anurag Pandit, CFA

Vice president
Joined John Hancock Advisers in 1996
Began business career in 1984

Robert J. Uek, CFA

Vice president
Joined John Hancock Advisers in 1997
Began business career in 1990

George M. Yeager

President of YWM (subadviser)
Began business career in 1957

26 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's Class I shares, including total return information showing how much an investment in the fund has increased or decreased each year. Since Class I shares of Balanced Fund, Classic Value Fund, Core Equity Fund, Mid Cap Growth Fund and U.S. Global Leaders Growth Fund have existed for less than a full calendar year and Class A performance is shown for these Funds in the "Past Performance" section for each fund, financial highlights are also provided for these funds' Class A shares, which are offered in a separate prospectus.

Balanced Fund

Figures audited by Ernst & Young LLP.

CLASS I SHARES    PERIOD ENDED:                                    12-31-02(1,2)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $11.93
Net investment income(3)                                               0.21
Net realized and unrealized loss on investments                       (2.26)
Total from investment operations                                      (2.05)
Less distributions
From net investment income                                            (0.27)
Net asset value, end of period                                        $9.61
Total return(4) (%)                                                  (17.29)(5)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  $7
Ratio of expenses to average net assets (%)                            1.15(6)
Ratio of net investment income to average net assets (%)               2.59(6)
Portfolio turnover (%)                                                   86

CLASS A SHARES PERIOD ENDED:                              12-31-98   12-31-99   12-31-00   12-31-01(1)  12-31-02(1)
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $13.33     $14.06     $14.05     $13.03       $12.02
Net investment income(3)                                      0.36       0.35       0.33       0.30         0.23
Net realized and unrealized gain (loss) on investments        1.47       0.18      (0.59)     (0.99)       (2.40)
Total from investment operations                              1.83       0.53      (0.26)     (0.69)       (2.17)
Less distributions
From net investment income                                   (0.36)     (0.36)     (0.33)     (0.32)       (0.24)
In excess of net investment income                              --      --(7)         --         --           --
From net realized gain                                       (0.74)     (0.18)     (0.43)        --           --
                                                             (1.10)     (0.54)     (0.76)     (0.32)       (0.24)
Net asset value, end of period                              $14.06     $14.05     $13.03     $12.02        $9.61
Total return(4) (%)                                          14.01       3.89      (1.83)     (5.23)      (18.19)
-------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $97       $131       $148       $136          $85
Ratio of expenses to average net assets (%)                   1.21       1.22       1.31       1.37         1.39
Ratio of net investment income to average net assets (%)      2.61       2.47       2.52       2.45         2.15
Portfolio turnover (%)                                          83         94         99         98           86

(1) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended December 31, 2001 was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 2.50% for Class A shares. The effect of this change on per share amounts for the year ended December 31, 2002 was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 2.28% and 2.72% for Class A and Class I shares, respectively. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(2)   Class I shares began operations on 3-1-02.
(3)   Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)   Not annualized.
(6)   Annualized.
(7)   Less than $0.01 per share.


                                                                 FUND DETAILS 27

Classic Value Fund

*Figures audited by PricewaterhouseCoopers LLP.
+Figures audited by Tait, Weller and Baker.

CLASS I SHARES PERIOD ENDED:                                        12-31-02*(9)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $14.11
Net investment income(3)                                                0.03
Net realized and unrealized gain on investments                         0.94
Total from investment operations                                        0.97
Net asset value, end of period                                        $15.08
Total return(4,5) (%)                                                   6.87(6)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   $6
Ratio of expenses to average net assets (%)                             0.77(7)
Ratio of expenses to adjusted average net assets8(%)                    5.49(7)
Ratio of net investment income to average net assets (%)                1.62(7)
Portfolio turnover (%)                                                    47

CLASS A SHARES PERIOD ENDED:                                      4-30-98+  4-30-99+  4-30-00+  4-30-01+  4-30-02+  12-31-02*(1,2)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $11.56    $14.40    $11.83    $11.63    $16.08     $18.16
Net investment Income (loss)(3)                                     (0.03)    (0.05)    (0.06)     0.02      0.05       0.05
Net realized and unrealized gain (loss) on investments               3.93     (2.02)     0.19      4.43      2.42      (2.68)
Total from investment operations                                     3.90     (2.07)     0.13      4.45      2.47      (2.63)
Less distributions
From net realized income                                               --        --        --        --     (0.06)     (0.02)
From net realized gain                                              (1.06)    (0.50)    (0.33)       --     (0.33)     (0.44)
                                                                    (1.06)    (0.50)    (0.33)       --     (0.39)     (0.46)
Net asset value, end of period                                     $14.40    $11.83    $11.63    $16.08    $18.16     $15.07
Total return(4,5) (%)                                               35.10    (14.03)     1.34     38.26     15.67     (14.00)(6)
----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $10        $7        $5       $11       $22        $22
Ratio of expenses to average net assets (%)                          1.75      1.75      1.75      1.75      1.25       1.27(7)
Ratio of expenses to adjusted average net assets(8) (%)              2.69      2.60      2.99      2.81      2.01       2.57(7)
Ratio of net investment income (loss) to average net assets (%)     (0.32)    (0.41)    (0.47)     0.22      0.34       0.44(7)
Portfolio turnover (%)                                                 54        47        50        78        38         47

(1) Effective November 8, 2002, shareholders of the former Pzena Focused Value Fund became owners of an equal number of full and fractional Class A shares of the John Hancock Classic Value Fund. Additionally, the accounting and performance history of the former Pzena Focused Value Fund was redesignated as that of John Hancock Classic Value Fund Class A. 2 Effective 12-31-02, the fiscal year changed from April 30 to December 31.
(3)   Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Total return would have been lower had certain expenses not been reduced during the periods shown.
(6)   Not annualized.
(7)   Annualized.
(8) Does not take into consideration expense reductions during the periods shown.
(9)   Class B, Class C and Class I shares began operations on 11-11-02.
(10)  Less than $0.01 per share.

28 FUND DETAILS

Core Equity Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED:                                        12-31-02(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $26.15
Net investment income(2)                                                0.06
Net realized and unrealized gain (loss) on investments                 (5.58)
Total from investment operations                                       (5.52)
Net asset value, end of period                                        $20.63
Total return(3) (%)                                                   (21.11)(4)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   $2
Ratio of expenses to average net assets (%)                             1.26(5)
Ratio of net investment loss to average net assets (%)                  0.33(5)
Portfolio turnover (%)                                                    64(6)

CLASS A SHARES PERIOD ENDED:                                     12-31-98   12-31-99   12-31-00   12-31-01   12-31-02
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $23.93     $30.14     $33.21     $29.87     $26.61
Net investment income (loss)(2)                                      0.05      (0.02)     (0.06)     (0.03)     (0.02)
Net realized and unrealized gain (loss) on investments               6.81       3.72      (2.49)     (3.22)     (6.06)
Total from investment operations                                     6.86       3.70      (2.55)     (3.25)     (6.08)
Less distributions
From net realized gain                                              (0.65)     (0.63)     (0.42)     (0.01)        --
In excess of net realized gain                                         --         --      (0.37)        --         --
                                                                    (0.65)     (0.63)     (0.79)     (0.01)        --
Net asset value, end of period                                     $30.14     $33.21     $29.87     $26.61     $20.53
Total return(3) (%)                                                 28.84      12.37      (7.75)    (10.87)    (22.85)
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $201       $394       $373       $255       $184
Ratio of expenses to average net assets (%)                          1.39       1.37       1.41       1.47       1.60
Ratio of net investment income (loss) to average net assets (%)      0.17      (0.06)     (0.19)     (0.12)     (0.10)
Portfolio turnover (%)                                                 50         98         82         76         64(3)

(1)   Class I shares began operations on 3-1-02.
(2)   Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Not annualized.
(5)   Annualized.
(6)   Excludes merger activity.


                                                                 FUND DETAILS 29

Large Cap Equity Fund

Figures audited by Ernst & Young LLP.

CLASS I SHARES PERIOD ENDED:                                   12-31-01(1)   12-31-02
--------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------
Net asset value, beginning of period                             $21.42        $19.11
Net investment income (loss)(2)                                   (0.02)         0.07
Net realized and unrealized gain (loss) on investments            (1.18)        (7.25)
Total from investment operations                                  (1.20)        (7.18)
Less distributions
From net realized gain                                            (1.11)        (0.02)
Net asset value, end of period                                   $19.11        $11.91
Total return(3) (%)                                                5.53(4)      37.55
--------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $2            $1
Ratio of expenses to average net assets (%)                        0.84(5)       0.81
Ratio of net investment gain (loss) to average net assets (%)     (0.10)(5)      0.49
Portfolio turnover (%)                                                4           114

(1)   Class I shares began operations on 3-1-01.
(2)   Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Not annualized.
(5)   Annualized.


30 FUND DETAILS

Mid Cap Growth Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS I SHARES PERIOD ENDED:                                        10-31-02(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $8.16
Net investment loss(2)                                                 (0.06)
Net realized and unrealized loss on investments                        (1.59)
Total from investment operations                                       (1.65)
Net asset value, end of period                                         $6.51
Total return(3) (%)                                                   (20.22)(4)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   $3
Ratio of expenses to average net assets (%)                             1.46(5)
Ratio of net investment loss to average net assets (%)                  1.00(5)
Portfolio turnover (%)                                                   267

CLASS A SHARES PERIOD ENDED:                            10-31-98   10-31-99   10-31-00   10-31-01   10-31-02
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $11.40      $9.11     $12.85     $16.03      $7.66
Net investment loss(2)                                     (0.09)     (0.12)     (0.17)     (0.12)     (0.11)
Net realized and unrealized gain (loss) on investments     (0.89)      3.86       4.23      (7.48)     (1.08)
Total from investment operations                           (0.98)      3.74       4.06      (7.60)     (1.19)
Less distributions
From net realized gain                                     (1.31)        --      (0.88)     (0.77)        --
Net asset value, end of period                             $9.11     $12.85     $16.03      $7.66      $6.47
Total return(3) (%)                                        (9.40)     41.05      33.26     (49.87)    (15.54)
------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $101       $112       $176        $85        $85
Ratio of expenses to average net assets (%)                 1.59       1.60       1.46       1.63       1.89
Ratio of net investment loss to average net assets (%)     (0.86)     (1.14)     (1.08)     (1.13)     (1.52)
Portfolio turnover (%)                                       168        153        146        211        267

(1)   Class I shares began operations on 3-1-02.
(2)   Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Not annualized.
(5)   Annualized.


                                                                 FUND DETAILS 31

Small Cap Equity Fund

Figures audited by Ernst & Young LLP.

CLASS I SHARES PERIOD ENDED:                                        10-31-01(1)   10-31-02
------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $20.44        $16.61
Net investment loss(2)                                                 --(3)         (0.09)
Net realized and unrealized loss on investments                        (3.83)        (4.82)
Total from investment operations                                       (3.83)        (4.91)
Less distributions
From net realized gain                                                    --         (0.17)
Net asset value, end of period                                        $16.61        $11.53
Total return(4) (%)                                                   (18.74)(5)    (29.91)
------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                --(6)           $14
Ratio of expenses to average net assets (%)                             0.87(7)       1.28
Ratio of net investment income (loss) to average net assets(8) (%)     (0.06)(7)     (0.69)
Portfolio turnover (%)                                                    66            44

(1)   Class I shares began operations on 8-15-01.
(2)   Based on the average of the shares outstanding.
(3)   Less than $0.01 per share.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)   Not annualized.
(6)   Less than $500,000.
(7)   Annualized.
(8) Does not take into consideration expense reductions during the periods shown.


32 FUND DETAILS

Small Cap Growth Fund

Figures audited by Ernst & Young LLP.

CLASS I SHARES PERIOD ENDED:                            10-31-00(1)   10-31-01   10-31-02
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                      $13.55        $13.75      $8.62
Net investment loss2                                       (0.07)        (0.03)     (0.05)
Net realized and unrealized gain (loss) on investments      0.27         (4.54)     (1.69)
Total from investment operations                            0.20         (4.57)     (1.74)
Less distributions
From net realized gain                                        --         (0.56)        --
Net asset value, end of period                            $13.75         $8.62      $6.88
Total return(3) (%)                                         1.48(4)     (34.68)    (20.19)
-----------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $17           $63        $54
Ratio of expenses to average net assets (%)                 0.86(5)       0.87       0.95
Ratio of net investment loss to average net assets (%)     (0.47)(5)     (0.31)     (0.55)
Portfolio turnover (%)                                       104(6)         82         64

(1)   Class I shares began operations on 12-7-99.
(2)   Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Not annualized.
(5)   Annualized.
(6)   Excludes merger activity.


                                                                 FUND DETAILS 33

U.S. Global Leaders Growth Fund

Figures audited by Ernst & Young LLP.

CLASS I SHARES PERIOD ENDED:                               6-30-02(1,9)  12-31-02(2)
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------
Net asset value, beginning of period                        $25.81         $24.04
Net investment income(3)                                      0.01           0.02
Net realized and unrealized loss on investments              (1.78)         (2.46)
Total from investment operations                             (1.77)         (2.44)
Net asset value, end of period                              $24.04         $21.60
Total return(4,5) (%)                                        (6.86)(6)     (10.15)(6)
------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Net assets, end of period (in millions)                         $5             $6
Ratio of expenses to average net assets (%)                   0.91(7)        1.11(7)
Ratio of adjusted expenses to average net assets(8) (%)       1.17(7)        1.20(7)
Ratio of net investment income to average net assets (%)      0.21(7)        0.22(7)
Portfolio turnover rate (%)                                      3              1

CLASS A SHARES PERIOD ENDED:                              6-30-98      6-30-99    6-30-00    6-30-01    6-30-02(1,9)  12-31-02(2)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $16.29       $22.35     $25.65     $26.37     $24.98         $24.03
Net investment loss(3)                                      (0.07)       (0.13)     (0.07)     (0.14)     (0.09)          0.01
Net realized and unrealized gain (loss) on investments       6.13         3.43       0.79      (1.25)     (0.86)         (2.47)
Total from investment operations                             6.06         3.30       0.72      (1.39)     (0.95)         (2.46)
Net asset value, end of period                             $22.35       $25.65     $26.37     $24.98     $24.03         $21.57
Total return(4) (%)                                         37.20(5)     14.77       2.81      (5.27)     (3.80)(5)     (10.24)(5,6)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $89         $129        $87        $81       $150           $237
Ratio of expenses to average net assets (%)                  1.42         1.31       1.31       1.38       1.37           1.27(7)
Ratio of adjusted expenses to average net assets(8) (%)      1.43           --         --         --       1.40           1.36(7)
Ratio of net investment loss to average net assets (%)      (0.66)       (0.66)     (0.23)     (0.54)     (0.36)          0.07(7)
Portfolio turnover rate (%)                                     4           14         25          3          3              1

(1) Effective May 17, 2002, shareholders of the former U.S. Global Leaders Growth Fund became owners of that number of full and fractional shares of Class A shares of the John Hancock U.S. Global Leaders Growth Fund. Additionally, the accounting and performance history of the former U.S. Global Leaders Growth Fund was redesignated as that of Class A of John Hancock U.S. Global Leaders Growth Fund.
(2) Effective August 24, 2002, the fiscal period end changed from June 30 to December 31.
(3)   Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(6)   Not annualized.
(7)   Annualized.
(8) Does not take into consideration expense reductions during the periods shown.
(9)   Class I shares began operations on 5-20-02.

================================================================================
The following returns are not audited and are not part of the audited financial highlights presented above:
Without the expense reductions, returns for Class I and Class A for the period ended June 30, 2002 and December 31, 2002 would have been (6.89%) and (10.20%) and (3.83%) and (10.29%), respectively.


34 FUND DETAILS>

For more information

Two documents are available that offer further information on John Hancock equity funds:

Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

(C)2003 JOHN HANCOCK FUNDS, LLC        KEQPN   3/03


To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA02217-1001

By phone: 1-888-972-8696

By EASI-Line: 1-800-597-1897

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov


[LOGO](R)                                                   PRSRT STD
John Hancock Funds, LLC                                   U.S. POSTAGE
MEMBER NASD                                                   PAID
101 Huntington Avenue                                      BOSTON, MA
Boston, MA 02199-7603                                     PERMIT NO. 11

www.jhfunds.com

John Hancock
Small Cap
Growth
Fund

ANNUAL
REPORT

10.31.02

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 13

Trustees & officers
page 28

For your information
page 33


Dear Fellow Shareholders,

The year 2002 has been an extremely difficult one for the stock market. A steady stream of accounting scandals and corporate misdeeds has shaken investors' faith in corporate America. Plus, questions about the strength of the economic rebound and prospects for corporate earnings have hung over the financial markets, along with increased fears about Middle East tensions and terrorism.

With all these concerns, the major stock market indexes have fallen significantly for much of the year. Despite a strong rally in October, the broad Standard & Poor's 500 Index is down 22% year to date through October, the Dow Jones Industrial Average is off 15% and the technology-laden Nasdaq Composite Index has fallen 32%. Investors in equity mutual funds have been unable to escape the market's descent, as 99% of all U.S. diversified equity funds have produced negative results through October, according to Lipper, Inc., and the average equity fund has lost 23%. Bonds, on the other hand, outperformed stocks and gained some ground, as often happens when investors seek safer havens.

At such trying times as these, the impulse to flee is understandable, especially after the negative stock market returns in 2000 and 2001. But we urge you to stay the course and keep a well-diversified portfolio and a longer-term investment perspective. Working with your investment professional on your long-term plan is especially critical in turbulent times. Financial markets have always moved in cycles, and even though the current down cycle is painful, it comes after five straight years of 20%-plus returns between 1995 and 1999.

As discouraging as conditions may seem in the short-term, history shows us that the bad times do pass. We believe that remains the case today. The economy is sound and the vast majority of U.S. corporations are honest institutions striving to do their best for their shareholders. And the efforts of both the private sector and the U.S. government should address the current issues of corporate governance, so that corporate credibility and therefore investor confidence are restored.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation
primarily through
investments
in U.S. small-
capitalization
companies (in
the capitalization
range of the
Russell 2000
Growth Index).

Over the last twelve months

* The stock market fell under the weight of corporate scandals, global security fears and a disappointing economic rebound.

* The Fund's stake in technology stocks was its biggest detractor, although its tech weight throughout the year helped mitigate the losses.

* Consumer-related stocks did well as consumer spending remained steady.

[Bar chart with heading "John Hancock Small Cap Growth Fund." Under the heading is a note that reads "Fund performance for the year ended October 31, 2002." The chart is scaled in increments of 5% with -25% at the bottom and 0% at the top. The first bar represents the -20.61% total return for Class A. The second bar represents the -21.26% total return for Class B. The third bar represents the -21.16% total return for Class
C. The fourth bar represents the -20.19% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 1.4%   United Natural Foods
 1.4%   The Corporate Executive Board
 1.3%   Covance
 1.3%   Panera Bread
 1.3%   99 Cents Only Stores
 1.3%   StanCorp Financial Group
 1.3%   Expeditors International of Washington
 1.2%   Hydril
 1.2%   RenaissanceRe Holdings
 1.2%   Church & Dwight

As a percentage of net assets on October 31, 2002.



BY BERNICE S. BEHAR, CFA, AND ANURAG PANDIT, CFA, PORTFOLIO MANAGERS

John Hancock
Small Cap Growth Fund

MANAGERS'
REPORT

The stock market declined broadly over the year ended October 31, 2002. After rallying strongly in the last quarter of 2001, stocks succumbed to a combination of negatives in 2002. These included a parade of accounting and other corporate scandals that shook investors' faith in corporate America, heightened fears of terrorism and war and, perhaps most important, an economy which has rebounded more slowly than expected from recession. As a result, the broad market, as measured by the Standard & Poor's 500 Index, returned -15.10% for the year ended October 31, 2002.

"The stock market
 declined broadly..."

Small-capitalization stocks fared better than large-cap stocks, but that still meant negative results, with the Russell 2000 Index returning -11.57%. And continuing the trend of the last two years, value stocks outperformed growth stocks, although they, too, began to feel the effects of a market experiencing broad-brush declines. For the year ended October 31, 2002, the Fund's benchmark Russell 2000 Growth Index returned -21.57%, while the Russell 2000 Value Index returned -2.53%.

FUND PERFORMANCE

For the year ended October 31, 2002, the Fund's Class A, Class B, Class C and Class I shares posted total returns of -20.61%, -21.26%, -21.16% and -20.19%, respectively, at net asset value. That was in line with the -20.04% return of the average small cap growth fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

[Photos of Bernice Behar and Anarag Pandit flush right next to first paragraph.]

TECHNOLOGY STAKE HURT

Technology continued to be a sector that was hard hit by the slower-than-expected economy and almost non-existent corporate spending. Our positioning in the sector helped us mitigate our losses throughout the year -- starting with an overweighted stake during the sector's late-year rally in 2001 and ending with a significant underweight compared with our benchmark. But in this difficult environment, having any tech stake was a drawback. One big disappointment was Internet teleconferencing company Webex, which suffered as the demand for interactive communications lagged our expectations.

"...an overweighted
 position in consumer-
 related stocks, which
 served us well..."

Within the sector, we first emphasized software stocks in the security area because after September 11 we believed it would be the one place where companies would keep spending. Unfortunately, budgets were slashed and spending evaporated, so we sold holdings such as Secure Computing, which was one of the Fund's biggest detractors. Semiconductor companies, which we targeted believing these would be the first to rebound with the economy, also held us back as the economy stalled. Nonetheless, two stocks that we continue to own include Brooks-PRI Automation and LTX, both of which we believe are well positioned for a semiconductor manufacturing recovery.

The only tech stocks that produced positive results were those that we owned during the year-end rally and then sold early in 2002 for a profit, including two of our best performers -- storage networking-related companies Emulex and McDATA, which we recently bought back at a compelling price. During the year, we also allocated some of our tech resources to defense electronics companies, such as DRS Technologies and Alliant Techsystems, because we believe the trend for increased defense spending will endure.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Medical 19%, the second is Retail 14%, the third Electronics 9%, the fourth Oil & gas 6%, and the fifth Insurance 6%.]

HEALTH CARE HURT BY BIOTECH

As a group, health-care stocks got hit by the downturn in biotechnology stocks, which fell almost as much as technology names, hurting Fund holdings Alkermes, Cell Therapeutics and Bruker Daltronics, all of which we sold. On the other hand, health-care services companies such as Mid Atlantic Medical Services posted strong results as the pricing environment remained attractive.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 10-31-02." The chart is divided into two sections (from top to left): Common stocks 97% and Short-term investments 3%.]

CONSUMERS KEPT SPENDING

Throughout the year we maintained an overweighted position in consumer-related stocks, which served us well, as consumer spending remained fairly steady. Our best performer was Dreyer's Grand Ice Cream, which received a takeover proposal from Nestle at a very substantial premium. Anything supporting the consumer-driven environment flourished. These included restaurants such as gourmet Chinese chain P.F. Chang's China Bistro; retailers such as Whole Foods Market, 99 Cents Only Stores, Panera Bread and American Italian Pasta; homebuilders such as Ryland Group; and media companies including Getty Images and radio broadcasters Radio One and Entrecom. In addition, education stocks such as Career Education, Strayer Education and The University of Phoenix Online were big winners for us because enrollments in secondary education have remained strong.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Dreyer's Grand Ice Cream followed by an up arrow with the phrase "Takeover proposal boosts stock." The second listing is Duane Reade followed by a down arrow with the phrase "New York drugstore chain still recovering from 9-11." The third listing is Brooks-PRI Automation followed by a down arrow with the phrase "Tough environment for tech spending."]

INDUSTRIALS, FINANCIALS BOOSTED

While economic concerns remain in the short term, we nonetheless initiated positions in several industrial companies to give the Fund a more cyclical exposure for when the rebound does occur. These included trucking company Yellow Corp. and auto parts manufacturer BorgWarner.

"We believe the U.S.
 economy will have a
 modest recovery..."

Another of the few sectors to produce positive results in this period was financials, and we were well served by increasing our financial stake during the period, as low interest rates and strong mortgage business made for a compelling backdrop. Two of our holdings, insurers Renaissance Re Holdings and insurance broker Hilb, Rogal & Hamilton, performed well in the strong post-September 11 pricing environment.

OUTLOOK

In the near term, we expect further volatility as uncertainties about the economic recovery and corporate earnings, lingering skepticism about corporate governance issues, and fears here and abroad about terrorism and Iraq continue to play out. But our longer-term outlook is brighter. We believe the U.S. economy will have a modest recovery, which would be enough to support the good growth companies that we own, particularly in this low interest-rate environment.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

See the prospectus for the risks of investing in small-cap stocks.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
October 31, 2002

Two indexes are used
for comparison. The
Russell 2000 Index,
Index 1, is an unman
aged index composed
of 2,000 U.S. small-
capitalization stocks.
Also shown on page 7
is the Russell 2000
Growth Index, Index 2,
an unmanaged index
that contains those
securities from the
Russell 2000 Index with
a greater-than-average
growth orientation.

It is not possible to
invest in an index.

                   Class A      Class B      Class C     Class I 1   Index 1
Inception date     8-22-91     10-26-87       6-1-98     12-7-99         --

Average annual returns with maximum sales charge (POP)
One year           -24.58%      -25.20%      -22.76%     -20.19%     -11.57%
Five years          -4.59%       -4.60%          --          --       -1.70%
Ten years            6.83%        6.55%          --          --        8.01%
Since inception        --           --        -4.63%     -19.70%         --

Cumulative total returns with maximum sales charge (POP)
One year           -24.58%      -25.20%      -22.76%     -20.19%     -11.57%
Five years         -20.95%      -20.97%          --          --       -8.21%
Ten years           93.53%       88.55%          --          --      116.15%
Since inception        --           --       -18.89%     -47.09%         --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge
(CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

1 For certain types of investors as described in the Fund's prospectus for Class I shares.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the two indexes described on page 6.

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Index 1and is equal to $21,615 as of October 31, 2002. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Small Cap Growth Fund, before sales charge, and is equal to $20,368 as of October 31, 2002. The third line represents the same value of the hypothetical $10,000 investment made in the John Hancock Small Cap Growth Fund, after sales charge, and is equal to $19,353 as of October 31, 2002. The fourth line represents Index 2 and is equal to $14,223 as of October 31, 2002.

                                    Class B 1    Class C 1    Class I 2
Period beginning                   10-31-92       6-1-98      12-7-99
Without sales charge                $18,855       $8,192       $5,291
With maximum sales charge                --       $8,110           --
Index 1                             $21,615       $8,671       $8,553
Index 2                             $14,223       $6,658       $5,644

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of October 31, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's prospectus for Class I shares.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
October 31, 2002

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES      ISSUER                                                                                              VALUE
COMMON STOCKS 96.84%                                                                                     $862,901,882
(Cost $887,031,434)

Advertising 0.83%                                                                                          $7,377,084
257,400     Getty Images, Inc.*                                                                             7,377,084

Aerospace 2.10%                                                                                            18,678,102
  171,550   Alliant Techsystems, Inc.*                                                                     10,318,732
  244,300   DRS Technologies, Inc.*                                                                         8,096,102
   10,750   MTC Technologies, Inc.*                                                                           263,268

Automobiles / Trucks 0.84%                                                                                  7,464,086
  148,700   BorgWarner, Inc.                                                                                6,688,526
   69,000   Spartan Motors, Inc.                                                                              775,560

Banks -- United States 4.35%                                                                               38,769,302
  162,400   Dime Community Bancshares, Inc.                                                                 3,410,400
  158,500   East-West Bancorp., Inc.                                                                        5,468,250
  251,700   F.N.B. Corp.                                                                                    7,236,375
  230,900   Greater Bay Bancorp.                                                                            3,518,916
  300,100   Southwest Bancorp. of Texas, Inc.*                                                              8,477,825
  791,000   Sterling Bancshares, Inc.                                                                       9,705,570
   28,900   Texas Regional Bancshares, Inc. (Class A)                                                         951,966

Building 0.77%                                                                                              6,860,800
  171,520   Meritage Corp.                                                                                  6,860,800

Business Services -- Misc. 3.11%                                                                           27,693,828
  372,400   Corporate Executive Board Co. (The)*                                                           12,359,956
   63,300   Forrester Research, Inc.*                                                                         873,540
  493,200   Kroll Inc.*                                                                                     9,607,536
  570,850   On Assignment, Inc.*                                                                            4,852,796

Chemicals 1.46%                                                                                            13,044,642
  536,700   Airgas, Inc.*                                                                                   8,190,042
  223,200   Georgia Gulf Corp.                                                                              4,854,600

Computers 5.65%                                                                                            50,365,357
  173,850   Avocent Corp.*                                                                                  3,477,000
  774,900   Borland Software Corp.*                                                                        10,406,907
  491,950   CheckFree Corp.*                                                                                8,008,946
   44,000   Fidelity National Information Solutions, Inc.*                                                    842,160
  107,300   Macromedia, Inc.*                                                                               1,202,833
  186,700   McDATA Corp. (Class A)*                                                                         1,228,486
  901,800   M-Systems Flash Disk Pioneers Ltd.* (Israel)                                                    6,042,060
  238,375   National Instruments Corp.*                                                                     6,838,979
  501,000   Precise Software Solutions Ltd.* (Israel)                                                       5,811,600
  611,600   Silicon Storage Technology, Inc.*                                                               2,727,736
  155,500   SRA International, Inc. (Class A)*                                                              3,778,650

Consumer Products Misc. 0.28%                                                                               2,499,055
   91,440   Leapfrog Enterprises, Inc.*                                                                     2,499,055

Diversified Operations 0.30%                                                                                2,635,360
   72,400   ESCO Technologies, Inc.*                                                                        2,635,360

Electronics 9.42%                                                                                          83,977,653
  436,100   Aeroflex, Inc.*                                                                                 2,525,019
  238,050   ATMI, Inc.*                                                                                     4,377,739
  369,600   Axcelis Technologies, Inc.*                                                                     1,988,448
  443,016   Brooks-PRI Automation, Inc.*                                                                    6,773,715
  614,900   Cree, Inc.*                                                                                    10,607,025
   87,000   DuPont Photomasks, Inc.*                                                                        1,817,430
  376,638   EDO Corp.                                                                                       6,308,686
  267,400   Emulex Corp.*                                                                                   4,799,830
  166,400   Engineered Support Systems, Inc.                                                                8,141,952
  462,600   Herley Industries, Inc.*                                                                        7,526,502
  242,120   Intersil Corp. (Class A)*                                                                       4,113,619
  483,900   LTX Corp.*                                                                                      3,000,180
  380,200   Photronics, Inc.*                                                                               4,615,628
  457,100   PMC-Sierra, Inc.*                                                                               2,226,077
  373,950   Rudolph Technologies, Inc.*                                                                     6,387,066
  350,800   Semtech Corp.*                                                                                  4,956,804
  360,700   Skyworks Solutions, Inc.                                                                        2,560,970
  103,300   Teradyne, Inc.*                                                                                 1,250,963

Finance 0.90%                                                                                               8,011,256
  154,300   Affiliated Managers Group, Inc.*                                                                8,011,256

Food 5.04%                                                                                                 44,915,838
  298,900   American Italian Pasta Co. (Class A)*                                                          10,297,105
  123,274   Dean Foods Co.*                                                                                 4,621,542
  272,500   Del Monte Foods Co.*                                                                            2,185,450
  137,550   Dreyer's Grand Ice Cream, Inc.                                                                  9,715,156
  357,300   Horizon Organic Holding Corp.*                                                                  5,667,135
  511,500   United Natural Foods, Inc.*                                                                    12,429,450

Insurance 6.09%                                                                                            54,283,229
  149,046   Fidelity National Financial, Inc.                                                               4,501,189
  402,400   HCC Insurance Holdings, Inc.                                                                    9,870,872
  220,400   Hilb, Rogal and Hamilton Co.                                                                    9,036,400
  207,900   Philadelphia Consolidated Holding Corp.*                                                        6,968,808
   41,100   Platinum Underwriters Holdings, Ltd.* (Bermuda)                                                 1,031,610
  270,550   RenaissanceRe Holdings Ltd. (Bermuda)                                                          11,092,550
  209,000   StanCorp Financial Group, Inc.                                                                 11,286,000
   46,250   U.S.I. Holdings Corp.*                                                                            495,800

Leisure 0.31%                                                                                               2,764,880
  152,000   Movie Gallery, Inc.*                                                                            2,764,880

Linen Supply & Related 0.11%                                                                                  950,345
   40,700   Angelica Corp.                                                                                    950,345

Machinery 2.02%                                                                                            18,019,670
  190,000   Graco, Inc.                                                                                     5,196,500
  411,700   Hydril Co.*                                                                                    11,136,485
   71,500   Manitowoc Co., Inc. (The)                                                                       1,686,685

Manufacturing 1.41%                                                                                        12,561,621
  498,400   Griffon Corp.*                                                                                  5,756,520
  243,300   Wilson Greatbatch Technologies, Inc.*                                                           6,805,101

Media 3.54%                                                                                                31,508,955
   44,400   Cumulus Media, Inc. (Class A)*                                                                    761,016
  209,668   Entercom Communications Corp.*                                                                 10,319,859
  442,800   Entravision Communications Corp. (Class A)*                                                     5,295,888
  177,800   Lin TV Corp. (Class A)*                                                                         3,668,014
   51,450   Radio One, Inc. (Class A)*                                                                        864,360
  533,350   Regent Communications, Inc.*                                                                    3,226,768
  167,000   Scholastic Corp.*                                                                               7,373,050

Medical 18.63%                                                                                            165,964,120
   77,950   Accredo Health, Inc.*                                                                           3,607,526
  239,700   Affymetrix, Inc.*                                                                               6,256,170
  279,750   Alliance Imaging, Inc.*                                                                         3,138,795
  422,600   American Medical Systems Holdings, Inc.*                                                        5,912,174
   52,900   Amylin Pharmaceuticals, Inc.*                                                                     919,402
   31,200   Centene Corp.*                                                                                    949,416
  268,860   Charles River Laboratories International, Inc.*                                                 9,880,605
  332,100   Cobalt Corp.                                                                                    5,429,835
  539,700   Covance, Inc.*                                                                                 12,024,516
  233,600   CV Therapeutics, Inc.*                                                                          5,606,400
  282,129   DaVita, Inc.*                                                                                   6,762,632
  131,200   Diagnostic Products Corp.                                                                       5,412,000
  121,900   DIANON Systems, Inc.*                                                                           4,876,000
  141,700   Human Genome Sciences, Inc.*                                                                    1,384,409
   49,500   ICU Medical, Inc.*                                                                              1,918,125
  450,900   Integra LifeSciences Holdings*                                                                  6,231,438
  138,800   InterMune, Inc.*                                                                                5,098,124
   79,500   Kyphon, Inc.*                                                                                     752,070
  304,400   LifePoint Hospitals, Inc.*                                                                      9,542,940
  239,800   Ligand Pharmaceuticals, Inc. (Class B)*                                                         1,577,884
  348,670   Medical Staffing Network Holdings, Inc.*                                                        4,651,258
  290,751   Mid Atlantic Medical Services, Inc.*                                                           10,583,336
  188,200   Neurocrine Biosciences, Inc.*                                                                   8,450,180
  351,500   NPS Pharmaceuticals, Inc.*                                                                      9,131,970
  192,100   Pharmaceutical Product Development, Inc.*                                                       5,263,540
  420,500   Protein Design Labs, Inc.*                                                                      3,490,150
   69,800   Province Healthcare Co.*                                                                          910,890
   47,100   Regeneron Pharmaceuticals, Inc.*                                                                  712,623
  321,800   Renal Care Group, Inc.*                                                                        10,184,970
  181,100   Salix Pharmaceuticals, Ltd.*                                                                    1,485,020
  374,400   SangStat Medical Corp.*                                                                         6,986,304
  121,300   Scios, Inc.*                                                                                    3,500,718
   63,000   Trimeris, Inc.*                                                                                 3,332,700

Oil & Gas 6.11%                                                                                            54,467,438
  180,004   Evergreen Resources, Inc.*                                                                      7,403,565
  294,296   Lone Star Technologies, Inc.*                                                                   3,840,563
  204,100   Newfield Exploration Co.*                                                                       7,141,459
  170,000   Oceaneering International, Inc.*                                                                4,709,000
  178,400   Patterson-UTI Energy, Inc.*                                                                     5,159,328
  298,300   Pride International, Inc.*                                                                      4,140,404
  504,000   Remington Oil & Gas Corp.*                                                                      7,761,600
  271,330   Spinnaker Exploration Co.*                                                                      5,223,103
  282,600   Stone Energy Corp.*                                                                             9,088,416

Retail 13.51%                                                                                             120,395,819
  441,297   99 Cents Only Stores*                                                                          11,937,084
  352,550   A.C. Moore Arts & Crafts, Inc.*                                                                 5,549,137
  278,750   AnnTaylor Stores Corp.*                                                                         6,531,112
  173,275   Applebee's International, Inc.                                                                  4,122,212
  189,000   CLARCOR, Inc.                                                                                   5,841,990
   77,200   Cost Plus, Inc.*                                                                                2,231,157
  396,400   Duane Reade, Inc.*                                                                              7,626,736
   91,975   Fred's, Inc.                                                                                    2,510,090
  169,100   GameStop Corp.*                                                                                 3,026,890
  138,879   Genesco, Inc.*                                                                                  2,216,509
  436,000   Hollywood Entertainment Corp.*                                                                  8,571,760
  341,450   Hot Topic, Inc.*                                                                                6,658,275
  257,400   O'Reilly Automotive, Inc.*                                                                      7,019,298
   32,600   P.F. Chang's China Bistro, Inc.*                                                                1,124,700
  367,400   Panera Bread Co.*                                                                              11,940,500
  377,250   RARE Hospitality International, Inc.*                                                          10,065,030
  245,300   Ryan's Family Steak Houses, Inc.*                                                               2,516,778
  176,850   ScanSource, Inc.*                                                                              10,628,685
  220,300   Whole Foods Market, Inc.*                                                                      10,277,876

Schools/Education 2.80%                                                                                    24,990,635
  183,000   Career Education Corp.*                                                                         7,340,130
  128,800   Corinthian Colleges, Inc.*                                                                      4,881,520
  158,650   Strayer Education, Inc.                                                                         8,424,315
  139,700   University of Phoenix Online*                                                                   4,344,670

Soap & Cleaning Preparations 1.23%                                                                         10,972,234
  317,300   Church & Dwight Co., Inc.                                                                      10,972,234

Telecommunications 0.73%                                                                                    6,489,596
  595,000   Crown Castle International Corp.*                                                               2,082,500
  236,100   Nextel Partners, Inc. (Class A)*                                                                1,679,143
1,113,450   Triton PCS Holdings, Inc. (Class A)*                                                            2,727,953

Textile 1.31%                                                                                              11,677,757
  200,450   Columbia Sportswear Co.*                                                                        8,062,099
   95,200   Kellwood Co.                                                                                    2,222,920
  192,900   Mossimo, Inc.*                                                                                  1,392,738

Transportation 2.47%                                                                                       22,035,671
  354,272   Expeditors International of Washington, Inc.                                                   11,163,111
  233,600   Forward Air Corp.*                                                                              4,048,288
  102,400   SCS Transportation, Inc.*                                                                         931,840
  212,800   Yellow Corp.*                                                                                   5,892,432

Waste Disposal Service & Equip 1.52%                                                                       13,527,549
  243,600   Stericycle, Inc.*                                                                               8,111,880
  148,050   Waste Connections, Inc.*                                                                        5,415,669

                                                                             INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE  (000s OMITTED)           VALUE
SHORT-TERM INVESTMENTS 31.60%                                                                            $281,536,987
(Cost $281,536,987)

Joint Repurchase Agreement 3.56%
Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. -- Dated 10-31-02,
due 11-01-02 (Secured by U.S. Treasury Inflation
Indexed Note, 3.000% due 07-15-12)                                              1.90%         $31,740      31,740,000

                                                                                               SHARES
Cash Equivalents 28.04%
AIM Cash Investment Trust**                                                               249,796,987     249,796,987

TOTAL INVESTMENTS 128.44%                                                                              $1,144,438,869

OTHER ASSETS AND LIABILITIES, NET (28.44%)                                                              ($253,389,732)

TOTAL NET ASSETS 100.00%                                                                                 $891,049,137

 * Non-income producing security.

** Represents investment of security lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



ASSETS AND
LIABILITIES

October 31, 2002

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the
net asset value
and the maximum
offering price per
share.

ASSETS
Investments at value (cost $1,168,568,421)                     $1,144,438,869
Cash                                                                    1,224
Receivable for investments sold                                     2,576,906
Receivable for shares sold                                            278,023
Dividends and interest receivable                                     116,562
Other assets                                                          311,484

Total assets                                                    1,147,723,068

LIABILITIES
Payable for investments purchased                                   4,967,804
Payable for shares repurchased                                        559,643
Payable for securities on loan                                    249,796,987
Payable to affiliates                                                 915,638
Other payables and accrued expenses                                   433,859

Total liabilities                                                 256,673,931

NET ASSETS
Capital paid-in                                                 1,393,469,223
Accumulated net realized loss on investments                     (478,180,682)
Net unrealized depreciation of investments                        (24,129,552)
Accumulated net investment loss                                      (109,852)

Net assets                                                       $891,049,137

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($552,530,767 [DIV] 81,488,989 shares)                          $6.78
Class B ($260,967,995 [DIV] 43,484,877 shares)                          $6.00
Class C ($23,472,938 [DIV] 3,912,944 shares)                            $6.00
Class I ($54,077,437 [DIV] 7,860,550 shares)                            $6.88

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($6.78 [DIV] 95%)                                             $7.14
Class C ($6.00 [DIV] 99%)                                               $6.06

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the year ended
October 31, 2002

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also
shows net gains
(losses) for the
period stated.

INVESTMENT INCOME
Securities lending income                                          $2,691,495
Dividends                                                           1,517,830
Interest                                                              328,490

Total investment income                                             4,537,815

EXPENSES
Investment management fee                                           8,486,193
Class A distribution and service fee                                1,622,791
Class B distribution and service fee                                3,919,813
Class C distribution and service fee                                  297,889
Class A, B and C transfer agent fee                                 4,623,530
Class I transfer agent fee                                             81,303
Accounting and legal services fee                                     239,022
Custodian fee                                                         196,038
Registration and filing fee                                            90,116
Trustees' fee                                                          63,226
Printing                                                               59,244
Miscellaneous                                                          57,243
Auditing fee                                                           43,000
Legal fee                                                              17,033
Interest expense                                                        9,026

Total expenses                                                     19,805,467
Less expense reductions                                                  (152)

Net expenses                                                       19,805,315

Net investment loss                                               (15,267,500)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on investments                                 (252,202,324)
Change in net unrealized appreciation (depreciation)
of investments                                                     35,271,168

Net realized and unrealized loss                                 (216,931,156)

Decrease in net assets from operations                          ($232,198,656)

1 Includes accumulated net investment loss of $87,083 and $109,852, respectively.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses, distri-
butions paid to
shareholders, if
any, and any
increase or
decrease in
money share-
holders invested
in the Fund.
                                                       YEAR              YEAR
                                                      ENDED             ENDED
                                                   10-31-01          10-31-02
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                            ($17,745,205)     ($15,267,500)
Net realized loss                              (225,379,493)     (252,202,324)
Change in net unrealized
  appreciation (depreciation)                  (458,272,279)       35,271,168

Decrease in net assets
  resulting from operations                    (701,396,977)     (232,198,656)

Distributions to shareholders
From net realized gain
Class A                                         (41,104,957)               --
Class B                                         (43,182,548)               --
Class C                                          (1,520,079)               --
Class I                                            (712,461)               --
                                                (86,520,045)               --
From Fund share transactions                     16,960,164      (104,873,912)

NET ASSETS
Beginning of period                           1,999,078,563     1,228,121,705

End of period 1                              $1,228,121,705      $891,049,137

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

PERIOD ENDED                                          10-31-98 1  10-31-99    10-31-00    10-31-01    10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $12.35       $8.41      $12.65      $13.70       $8.54
Net investment loss 2                                    (0.08)      (0.12)      (0.14)      (0.09)      (0.09)
Net realized and unrealized
  gain (loss) on investments                             (1.34)       4.59        2.70       (4.51)      (1.67)
Total from
  investment operations                                  (1.42)       4.47        2.56       (4.60)      (1.76)
Less distributions
From net realized gain                                   (2.52)      (0.23)      (1.51)      (0.56)         --
Net asset value,
  end of period                                          $8.41      $12.65      $13.70       $8.54       $6.78
Total return 3 (%)                                      (14.14)      54.41       21.69      (35.04)     (20.61)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $180        $267      $1,000        $684        $553
Ratio of expenses to
  average net assets (%)                                  1.37        1.34        1.28        1.41        1.50
Ratio of net investment
  loss to average net assets (%)                         (1.02)      (1.17)      (0.88)      (0.85)      (1.10)
Portfolio turnover (%)                                     103         104         104 4        82          64

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-98 1  10-31-99    10-31-00    10-31-01    10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $11.72       $7.81      $11.64      $12.38       $7.62
Net investment loss 2                                    (0.15)      (0.18)      (0.23)      (0.15)      (0.14)
Net realized and unrealized
  gain (loss) on investments                             (1.24)       4.24        2.48       (4.05)      (1.48)
Total from
  investment operations                                  (1.39)       4.06        2.25       (4.20)      (1.62)
Less distributions
From net realized gain                                   (2.52)      (0.23)      (1.51)      (0.56)         --
Net asset value,
  end of period                                          $7.81      $11.64      $12.38       $7.62       $6.00
Total return 3 (%)                                      (14.80)      53.31       20.79      (35.57)     (21.26)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $362        $478        $949        $457        $261
Ratio of expenses to
  average net assets (%)                                  2.08        2.03        2.03        2.16        2.25
Ratio of net investment
  loss to average net assets (%)                         (1.73)      (1.87)      (1.62)      (1.59)      (1.85)
Portfolio turnover (%)                                     103         104         104 4        82          64

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-98 5  10-31-99    10-31-00    10-31-01    10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                    $8.96       $7.81      $11.62      $12.36       $7.61
Net investment loss 2                                    (0.03)      (0.19)      (0.22)      (0.15)      (0.14)
Net realized and unrealized
  gain (loss) on investments                             (1.12)       4.23        2.47       (4.04)      (1.47)
Total from
  investment operations                                  (1.15)       4.04        2.25       (4.19)      (1.61)
Less distributions
From net realized gain                                      --       (0.23)      (1.51)      (0.56)         --
Net asset value,
  end of period                                          $7.81      $11.62      $12.36       $7.61       $6.00
Total return 3 (%)                                      (12.83) 6    53.05       20.83      (35.54)     (21.16)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             -- 7        $4         $33         $24         $23
Ratio of expenses to
  average net assets (%)                                  2.12 8      2.09        2.02        2.16        2.25
Ratio of net investment
  loss to average net assets (%)                         (1.86) 8    (1.94)      (1.62)      (1.59)      (1.85)
Portfolio turnover (%)                                     103         104         104 4        82          64

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                          10-31-00 5  10-31-01    10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $13.55      $13.75       $8.62
Net investment loss 2                                    (0.07)      (0.03)      (0.05)
Net realized and unrealized
  gain (loss) on investments                              0.27       (4.54)      (1.69)
Total from
  investment operations                                   0.20       (4.57)      (1.74)
Less distributions
From net realized gain                                      --       (0.56)         --
Net asset value,
  end of period                                         $13.75       $8.62       $6.88
Total return 3 (%)                                        1.48 6    (34.68)     (20.19)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $17         $63         $54
Ratio of expenses to
  average net assets (%)                                  0.86 8      0.87        0.95
Ratio of net investment
  loss to average net assets (%)                         (0.47) 8    (0.31)      (0.55)
Portfolio turnover (%)                                     104 4        82          64

1 Per share amounts have been restated to reflect the 4-for-1 stock split effective 5-1-98.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Excludes merger activity.

5 Class C and Class I shares began operations on 6-1-98 and 12-7-99, respectively.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to
financial statements.



NOTES TO
STATEMENTS

NOTE A

Accounting policies

John Hancock Small Cap Growth Fund (the "Fund") is a diversified series of John Hancock Series Trust, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings of up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2002.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On October 31, 2002, the Fund loaned securities having a market value of $244,899,007, collateralized by cash in the amount of $249,796,987. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $474,603,450 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 -- $221,905,025 and October 31, 2010 -- $252,698,425.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2002, there were no distributable earnings on a tax basis. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $1,500,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $1,500,000,000.

The Fund has an agreement with its custodian bank under which custody fees are reduced by brokerage commission offsets applied during the period. Accordingly, the custody expense reduction amounted to $152 and had no impact on the Fund's ratio of expenses to average daily net assets for the year ended October 31, 2002.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended October 31, 2002, JH Funds received net up-front sales charges of $522,200 with regard to sales of Class A shares. Of this amount, $59,216 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $383,745 was paid as sales commissions to unrelated broker-dealers and $79,239 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the year ended October 31, 2002, JH Funds received net up-front sales charges of $205,723 with regard to sales of Class C shares. Of this amount, $203,896 was paid as sales commissions to unrelated broker-dealers and $1,827 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2002, CDSCs received by JH Funds amounted to $753,494 for Class B shares and $49,000 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, B and C shares, the Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value attributable to Class I shares, plus certain out-of-pocket expenses. Effective January 1, 2003, for Class A, B and C shares, the Fund will pay a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. (The Class I transfer agent fee will not be changing.)

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                  YEAR ENDED 10-31-01            YEAR ENDED 10-31-02
                               SHARES          AMOUNT         SHARES          AMOUNT
CLASS A SHARES
Sold                       41,254,008    $416,015,007     31,183,758    $253,799,448
Distributions reinvested    2,329,059      31,190,232             --              --
Repurchased               (36,493,060)   (366,278,652)   (29,819,151)   (250,579,586)
Net increase                7,090,007     $80,926,587      1,364,607      $3,219,862

CLASS B SHARES
Sold                        9,642,828     $91,975,618      5,449,025     $41,027,470
Distributions reinvested    2,560,825      30,857,290             --              --
Repurchased               (28,879,336)   (258,333,753)   (21,925,412)   (160,863,607)
Net decrease              (16,675,683)  ($135,500,845)   (16,476,387)  ($119,836,137)

CLASS C SHARES
Sold                        1,635,638     $15,630,080      2,684,441     $21,673,701
Distributions reinvested       72,447         871,538             --              --
Repurchased                (1,231,007)    (11,254,329)    (1,904,712)    (13,402,675)
Net increase                  477,078      $5,247,289        779,729      $8,271,026

CLASS I SHARES
Sold                        7,816,904     $83,851,016      2,853,877     $23,691,254
Distributions reinvested       53,021         712,596             --              --
Repurchased                (1,794,886)    (18,276,479)    (2,328,931)    (20,219,917)
Net increase                6,075,039     $66,287,133        524,946      $3,471,337

NET INCREASE (DECREASE)    (3,033,559)    $16,960,164    (13,807,105)  ($104,873,912)

NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2002, aggregated $716,190,675 and $844,594,356, respectively.

The cost of investments owned on October 31, 2002, including short-term investments, for federal income tax purposes was $1,172,145,654. Gross unrealized appreciation and depreciation of investments aggregated $120,623,273 and $148,330,058, respectively, resulting in net unrealized depreciation of $27,706,785. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Reclassification of accounts

During the year ended October 31, 2002, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $10,350, a decrease in accumulated net investment loss of $15,244,731 and a decrease in capital paid-in of $15,255,081. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2002. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to treatment of net operating losses in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America. The calculation of net investment loss per share in the financial highlights excludes these adjustments.

NOTE F
Change in Independent Auditor

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Ernst & Young LLP as the Fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended October 31, 2003. During the two most recent fiscal years and through August 27, 2002, Ernst & Young LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Ernst & Young LLP on accounting principles, financial statements disclosure or audit scope, which if not resolved to the satisfaction of Ernst & Young LLP would have caused them to make reference to the disagreement in their report



AUDITORS'
REPORT

Report of
Ernst & Young LLP,
Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock Small Cap Growth Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the John Hancock Small Cap Growth Fund (the "Fund"), one of the portfolios constituting John Hancock Series Trust, as of October 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the John Hancock Small Cap Growth Fund at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

                                                       Ernst & Young LLP

Boston, Massachusetts
December 11, 2002



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2002.

If the Fund paid dividends during the fiscal year, shareholders will be mailed a 2002 U.S. Treasury Department Form 1099-DIV in January 2003. This will reflect the total of all distributions that are taxable for the calendar year 2002.




TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
James F. Carlin 2, Born: 1940                                                               1994                30
Chairman and CEO, Alpha Analytical Laboratories (chemical analysis); Part
Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director/Treasurer, Rizzo Associates (until 2000); Chairman and
CEO, Carlin Consolidated, Inc. (management/investments); Director/Partner,
Proctor Carlin & Co., Inc. (until 1999); Trustee, Massachusetts Health and
Education Tax Exempt Trust; Director of the following: Uno Restaurant Corp.
(until 2001), Arbella Mutual (insurance) (until 2000), HealthPlan Services, Inc.
(until 1999), Flagship Healthcare, Inc. (until 1999), Carlin Insurance Agency, Inc.
(until 1999), Chairman, Massachusetts Board of Higher Education (until 1999).

William H. Cunningham, Born: 1944                                                           1987                30
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (since 2000), STC Broad-
casting, Inc. and Sunrise Television Corp. (since 2001), Symtx, Inc. (since 2001),
Adorno/Rogers Technology, Inc. (since 2001), Pinnacle Foods Corporation
(since 2001), rateGenius (since 2001); LaQuinta Motor Inns, Inc. (hotel manage-
ment company) (until 1998), Jefferson-Pilot Corporation (diversified life insurance company), New Century Equity Holdings (formerly Billing Concepts) (until
2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc. (until
2000), Metamor Worldwide (until 2000); AskRed.com (until 2001), Southwest
Airlines and Introgen; Advisory Director, Q Investments; Advisory Director,
Chase Bank (formerly Texas Commerce Bank -- Austin), LIN Television (since 2002),
WilTel Communications (since 2002).

Ronald R. Dion, Born: 1946                                                                  1998                30
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, BJ's Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee, Emmanuel College.

Charles L. Ladner 2, Born: 1938                                                             1994                30
Chairman and Trustee, Dunwoody Village, Inc. (continuing care retire-
ment community); Senior Vice President and Chief Financial Officer, UGI
Corporation (Public Utility Holding Company) (retired 1998); Vice President and Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas
Partners, L.P. (until 1997) (gas distribution); Director, EnergyNorth, Inc.
(until 1995); Director, Parks and History Association (since 2001).

Steven Pruchansky, Born: 1944                                                               1994                30
Chairman and Chief Executive Officer, Mast Holdings, Inc. (since 2000);
Director and President, Mast Holdings, Inc. (until 2000); Managing
Director, JonJames, LLC (real estate) (since 2001); Director, First Signature
Bank & Trust Company (until 1991); Director, Mast Realty Trust (until
1994); President, Maxwell Building Corp. (until 1991).

Norman H. Smith, Born: 1933                                                                 1994                30
Lieutenant General, United States Marine Corps; Deputy Chief of Staff for
Manpower and Reserve Affairs, Headquarters Marine Corps; Commanding
General III Marine Expeditionary Force/3rd Marine Division (retired 1991).

John P. Toolan 2, Born: 1930                                                                1994                30
Director, The Smith Barney Muni Bond Funds, The Smith Barney Tax-Free
Money Funds, Inc., Vantage Money Market Funds (mutual funds), The
Inefficient-Market Fund, Inc. (closed-end investment company) and Smith
Barney Trust Company of Florida; Chairman, Smith Barney Trust Company
(retired 1991); Director, Smith Barney, Inc., Mutual Management Company
and Smith Barney Advisers, Inc. (investment advisers) (retired 1991); Senior
Executive Vice President, Director and member of the Executive Committee,
Smith Barney, Harris Upham & Co., Incorporated (investment bankers) (until 1991).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                61
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC, Hancock Natural Resource Group,
Independence Investment LLC, Independence Fixed Income LLC, John
Hancock Advisers, LLC (the "Adviser") and The Berkeley Financial Group,
LLC ("The Berkeley Group"), John Hancock Funds, LLC ("John Hancock
Funds"), Massachusetts Business Development Corporation; Director, John
Hancock Insurance Agency, Inc. ("Insurance Agency, Inc.") (until 1999) and
John Hancock Signature Services, Inc.("Signature Services") (until 1997).

Maureen R. Ford, Born: 1955                                                                 2000                61
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director and Chief Executive Officer, John Hancock Funds; Chairman,
Director and Chief Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp."); Director, Independence Investment LLC,
Independence Fixed Income LLC and Signature Services; Senior Vice
President, MassMutual Insurance Co. (until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
William L. Braman, Born: 1953                                                                                   2000
Executive Vice President and Chief Investment Officer
Executive Vice President and Chief Investment Officer, the Adviser and each of the John
Hancock funds; Director, SAMCorp., Executive Vice President and Chief Investment
Officer, Baring Asset Management, London U.K. (until 2000).

Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds, and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   1994
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     1994
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1994
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000), Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Classic Value Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

-------------------------------------------------------
International       European Equity Fund
                    Global Fund
                    International Fund
                    Pacific Basin Equities Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve



ELECTRONIC
DELIVERY

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Sign up for electronic delivery today at
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FOR YOUR
INFORMATION

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072


HOW TO
CONTACT US

On the Internet                    www.jhfunds.com

By regular mail                    John Hancock Signature Services, Inc.
                                   1 John Hancock Way, Suite 1000
                                   Boston, MA 02217-1000

By express mail                    John Hancock Signature Services, Inc.
                                   Attn: Mutual Fund Image Operations
                                   529 Main Street
                                   Charlestown, MA 02129

Customer service representatives   1-800-225-5291

24-hour automated information      1-800-338-8080

TDD line                           1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Small Cap Growth Fund.


6000A 10/02
      12/02

                                                     VOTE THIS PROXY CARD TODAY!
                                        YOUR PROMPT RESPONSE WILL SAVE YOUR FUND
                                              THE EXPENSE OF ADDITIONAL MAILINGS


JOHN HANCOCK FOCUSED SMALL CAP GROWTH  FUND
SPECIAL MEETING OF SHAREHOLDERS -September 24, 2003
PROXY SOLICITATION BY THE BOARD OF TRUSTEES

         The undersigned, revoking previous proxies, hereby appoint(s) Maureen
R. Ford, Susan S. Newton and William H. King, with full power of substitution in each, to vote all the shares of beneficial interest of John Hancock Focused Small Cap Growth Fund ("Focused Small Cap Growth Fund") which the undersigned is
(are) entitled to vote at the Special Meeting of Shareholders (the "Meeting") of Focused Small Cap Growth Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on September 24, 2003 at 9:00 a.m., Boston time, and at any adjournment(s) of the Meeting. All powers may be exercised by a majority of all proxy holders or substitutes voting or acting, or, if only one votes and acts, then by that one. Receipt of the Proxy Statement dated July 15, 2003 is hereby acknowledged. If not revoked, this proxy shall be voted for the proposal.


                           Date                                        , 2003
                               ----------------------------------------

                           PLEASE SIGN, DATE AND RETURN
                           PROMPTLY IN ENCLOSED ENVELOPE


                           -----------------------------------------------------

                           -----------------------------------------------------
                                                  Signature(s)

                           NOTE: Signature(s) should agree with the name(s) printed herein. When signing as attorney, executor, administrator, trustee or guardian, please give your full name as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

                                                     VOTE THIS PROXY CARD TODAY!
                                        YOUR PROMPT RESPONSE WILL SAVE YOUR FUND
                                              THE EXPENSE OF ADDITIONAL MAILINGS


SPECIFY YOUR DESIRED ACTION BY A CHECK MARK IN THE APPROPRIATE SPACE. THIS PROXY WILL BE VOTED IN FAVOR OF (FOR) PROPOSAL 1 IF NO SPECIFICATION IS MADE BELOW. AS TO ANY OTHER MATTER, THE PROXY OR PROXIES WILL VOTE IN ACCORDANCE WITH THEIR BEST JUDGEMENT.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.


(1) To approve an Agreement and Plan of Reorganization between John Hancock Focused Small Cap Growth Fund ("Focused Small Cap Growth Fund") and John Hancock Small Cap Growth Fund (" Small Cap Growth Fund"). Under this Agreement, Focused Small Cap Growth Fund would transfer all of its assets to Small Cap Growth Fund in exchange for Class I shares of Small Cap Growth Fund. These shares will be distributed proportionately to you and the other shareholders of Focused Small Cap Growth Fund. Small Cap Growth Fund will also assume Focused Small Cap Growth Fund's liabilities.

         FOR      |_|              AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

                                     Part B

                       Statement of Additional Information

                       JOHN HANCOCK SMALL CAP GROWTH FUND
                   (the "Acquiring Fund", and a series of John
                              Hancock Series Trust)

                      JOHN HANCOCK FOCUSED SMALL CAP GROWTH
                 FUND (the "Acquired Fund", and a series of John
                          Hancock Institutional Series)

                              101 Huntington Avenue
                                Boston, MA 02199
                                 1-800-225-5291

                                  July 15, 2003

This Statement of Additional Information provides additional information and is not a prospectus. It should be read in conjunction with the related proxy statement and prospectus that is also dated July 15, 2003. This Statement of Additional Information provides additional information about John Hancock Small Cap Growth Fund and the Fund that it is acquiring, John Hancock Focused Small Cap Growth Fund. Please retain this Statement of Additional Information for future reference. A copy of the proxy statement and prospectus can be obtained free of charge by calling John Hancock Signature Services, Inc., at 1-800-225-5291.

                                Table Of Contents

                                                                            Page
Introduction                                                                   3
Note Regarding Pro Forma Financial Information                                 3
Additional Information about the Acquiring Fund                                3
General Information and History                                                3
Investment Objective and Policies                                              3
Management of the Acquiring Fund                                               3
Control Persons and Principal Holders of Shares                                3
Investment Advisory and Other Services                                         3
Brokerage Allocation                                                           3
Capital Stock and Other Securities                                             3
Purchase, Redemption and Pricing of Acquiring Fund Shares                      3
Tax Status                                                                     4
Underwriters                                                                   4
Calculation of Performance Data                                                4
Financial Statements                                                           4
                                                                               4
Additional Information about the Acquired Fund
General Information and History                                                4
Investment Objective and Policies                                              4
Management of the Acquired Fund                                                4
Control Persons and Principal Holders of Shares                                4
Investment Advisory and Other Services                                         4
Brokerage Allocation                                                           4
Capital Stock and Other Securities                                             4
Purchase, Redemption and Pricing of Acquired Fund Shares                       5
Tax Status                                                                     5
Underwriters                                                                   5
Calculation of Performance Data                                                5
Financial Statements                                                           5

Exhibits

A - Statement of Additional Information, dated March 1, 2003 as revised April 28, 2003, of the Acquiring Fund including unaudited financial statements as of April 30, 2003 and audited financial statements as of October 31, 2003.

B - Statement of Additional Information, dated July 1, 2003, of the Acquired Fund including audited financial statements as of February 28, 2003.

                                  INTRODUCTION

This Statement of Additional Information ("SAI") is intended to supplement the information provided in a proxy statement and prospectus dated July 15, 2003. The proxy statement and prospectus has been sent to the shareholders of the Acquired Fund in connection with the solicitation by the Trustees of the Acquired Fund of proxies to be voted at the Special Meeting of Shareholders of the Acquired Fund to be held on September 24, 2003. This Statement of Additional Information incorporates by reference the Statement of Additional Information of the Acquiring Fund, dated March 1, 2003, as revised April 28, 2003, and the Statement of Additional Information of the Acquired Fund, dated July 1, 2003. The SAI for the Acquiring Fund and the SAI for the Acquired Fund are included with this Statement of Additional Information.

                 NOTE REGARDING PRO FORMA FINANCIAL INFORMATION

In accordance with Item 14(a)(2) of Form N-14, pro forma financial statements were not prepared for the proposed reorganization of the Acquired Fund into the Acquiring Fund, since the net asset value of the Acquired Fund did not exceed ten percent of the net asset value of the Acquiring Fund on May 20, 2003.

                 Additional Information About the Acquiring Fund
                 -----------------------------------------------

General Information and History
-------------------------------
For additional information about the Acquiring Fund generally and its history, see "Organization of the Fund" in the Acquiring Fund SAI attached hereto as Exhibit A.

Investment Objective and Policies
---------------------------------
For additional information about the Acquiring Fund's investment objective, policies and restrictions, see "Investment Objective and Policies" and "Investment Restrictions" in the Acquiring Fund SAI attached hereto as Exhibit A.

Management of the Acquiring Fund
--------------------------------
For additional information about the Acquiring Fund's Board of Trustees, officers and management personnel, see "Those Responsible for Management" in the Acquiring Fund SAI attached hereto as Exhibit A.

Control Persons and Principal Holders of Shares
-----------------------------------------------
For additional information about control persons of the Acquiring Fund and principal holders of shares of the Acquiring Fund, see "Those Responsible for Management" in the Acquiring Fund SAI attached hereto as Exhibit A.

Investment Advisory and Other Services
--------------------------------------
For additional information about the Acquiring Fund's investment adviser, custodian, transfer agent and independent accountants, see "Investment Advisory and Other Services", "Distribution Contracts", "Transfer Agent Services", "Custody of Portfolio", and "Independent Auditors" in the Acquiring Fund SAI attached hereto as Exhibit A.

Brokerage Allocation and Other Practices
----------------------------------------
For additional information about the Acquiring Fund's brokerage allocation practices, see "Brokerage Allocation" in the Acquiring Fund SAI attached hereto as Exhibit A.

Capital Stock and Other Securities
----------------------------------
For additional information about the voting rights and other characteristics of the Acquiring Fund's shares of beneficial interest, see "Description of the Fund's Shares" in the Acquiring Fund SAI attached hereto as Exhibit A.

Purchase, Redemption and Pricing of Acquiring Fund Shares
---------------------------------------------------------
For additional information about the purchase, redemption and pricing of the Acquiring Fund's shares, see "Net Asset Value", "Sales Compensation", "Special Redemptions", "Additional Services and Programs", and "Purchase and Redemptions through Third Parties" in the Acquiring Fund SAI attached hereto as Exhibit A.

Tax Status
----------
For additional information about the tax status of the Acquiring Fund, see "Tax Status" in the Acquiring Fund SAI, attached hereto as Exhibit A.

Underwriters
------------
For additional information about the Acquiring Fund's principal underwriter and the distribution contract between the principal underwriter and the Acquiring Fund, see "Distribution Contracts" in the Acquiring Fund SAI attached hereto as Exhibit A.

Calculation of Performance Data
-------------------------------
For additional information about the investment performance of the Acquiring Fund, see "Calculation of Performance" in the Acquiring Fund SAI attached hereto as Exhibit A.

Audited annual financial statements of the Acquiring Fund at October 31, 2002 and unaudited semi-annual financial statements as of April 30, 2003 are attached to the Acquiring Fund SAI, which is attached hereto as Exhibit A.



                 Additional Information About the Acquired Fund
                 ----------------------------------------------

General Information and History
-------------------------------
For additional information about the Acquired Fund generally and its history, see "Organization of the Fund" in the Acquired Fund SAI attached hereto as Exhibit B.

Investment Objective and Policies
---------------------------------
For additional information about the Acquired Fund's investment objectives, policies and restrictions, see "Investment Objective and Policies" and "Investment Restrictions" in the Acquired Fund SAI attached hereto as Exhibit B.

Management of Acquired Fund
---------------------------
For additional information about the Acquired Fund's Board of Trustees, officers and management personnel, see "Those Responsible for Management" in the Acquired Fund SAI attached hereto as Exhibit B.

Control Persons and Principal Holders of Shares
-----------------------------------------------
For additional information about control persons of the Acquired Fund and principal holders of shares of the Acquired Fund, see "Those Responsible for Management" in the Acquired Fund SAI attached hereto as Exhibit A.

Investment Advisory and Other Services
--------------------------------------
For additional information about the Acquired Fund's investment adviser, custodian, transfer agent and independent accountants, see "Investment Advisory and Other Services", "Distribution Contracts", "Transfer Agent Services", "Custody of Portfolio" and "Independent Auditors" in the Acquired Fund SAI attached hereto as Exhibit B.

Brokerage Allocation and Other Practices
----------------------------------------
For additional information about the Acquired Fund's brokerage allocation practices, see "Brokerage Allocation" in the Acquired Fund SAI attached hereto as Exhibit B.

Capital Stock and Other Securities
----------------------------------
For additional information about the voting rights and other characteristics of the Acquired Fund's shares of beneficial interest, see "Description of the Fund's Shares" in the Acquired Fund SAI attached hereto as Exhibit B.

Purchase, Redemption and Pricing of Acquired Fund Shares
--------------------------------------------------------
For additional information about the purchase, redemption and pricing of the Acquired Fund's shares, see "Net Asset Value", "Sales Compensation", "Additional Services and Programs", "Special Redemptions" and "Purchases and Redemptions Through Third Parties" in the Acquired Fund SAI attached hereto as Exhibit B.

Tax Status
----------
For additional information about the tax status of the Acquired Fund, see "Tax Status" in the Acquired Fund SAI attached hereto as Exhibit B.

Underwriters
------------
For additional information about the Acquired Fund's principal underwriter and the distribution contract between the principal underwriter and the Acquired Fund, see "Distribution Contracts" in the Acquired Fund SAI attached hereto as Exhibit B.

Calculation of Performance Data
-------------------------------
For additional information about the investment performance of the Acquired Fund, see "Calculation of Performance" in the Acquired Fund SAI attached hereto as Exhibit B.

Financial Statements
--------------------

Audited annual financial statements of the Acquired Fund at February 28, 2003 are attached to the Acquired Fund SAI, which is attached hereto as Exhibit B.

                       JOHN HANCOCK SMALL CAP GROWTH FUND

                  Class A, Class B, Class C and Class I Shares
                       Statement of Additional Information


                    March 1, 2003, as revised April 28, 2003


This Statement of Additional Information provides information about John Hancock Small Cap Growth Fund (the "Fund"), in addition to the information that is contained in the Equity Funds' combined current Prospectus for Class A, B and C shares and in the Fund's current Prospectus for Class I shares (the "Prospectuses"). The Fund is a diversified series of John Hancock Series Trust (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectuses. This Statement of Additional Information incorporates by reference the Fund's Annual Report. A copy of the Prospectuses and Annual Reports can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291

                                Table of Contents
                                                                            Page
Organization of the Fund................................................       2
Investment Objective and Policies.......................................       2
Investment Restrictions.................................................      13
Those Responsible for Management........................................      16
Investment Advisory and Other Services..................................      26
Distribution Contracts..................................................      29
Sales Compensation......................................................      31
Net Asset Value.........................................................      33
Initial Sales Charge on Class A and Class C Shares......................      33
Deferred Sales Charge on Class B and Class C Shares.....................      36
Special Redemptions.....................................................      41
Additional Services and Programs........................................      41
Purchases and Redemptions Through Third Parties.........................      43
Description of the Fund's Shares........................................      43
Tax Status..............................................................      45
Calculation of Performance..............................................      49
Brokerage Allocation....................................................      51
Transfer Agent Services.................................................      54
Custody of Portfolio....................................................      55
Independent Auditors....................................................      55
Appendix A- Description of Investment Risk..............................     A-1
Appendix B-Description of Bond Ratings..................................     B-1
Financial Statements....................................................     F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust under a Declaration of Trust dated December 2, 1996. Prior to December 2, 1996, the Fund was a series of John Hancock Technology Series, Inc., a Maryland corporation. On December 2, 1996, the Trust assumed the Registration Statement of John Hancock Technology Series, Inc. Prior to April 1, 1999, the Fund was called John Hancock Emerging Growth Fund.

John Hancock Advisers, LLC (prior to February 1, 2002, John Hancock Advisers, Inc.) (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect wholly owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company) (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The Life Company is wholly owned by John Hancock Financial Services, Inc., a Delaware Corporation, organized in February, 2000.

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectuses. Appendix A contains further information describing investment risk. The investment objective is non-fundamental and may be changed without shareholder approval. There is no assurance that the Fund will achieve its investment objective.

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund normally invests at least 80% of its Assets in stocks of small-capitalization companies - companies in the capitalization range of the Russell 2000 Growth Index.

With respect to the Fund's investment policy of investing at least 80% of its Assets in small capitalization companies,"Assets" is defined as net assets plus the amount of any borrowings for investment purposes. In addition, the Fund will notify shareholders at least 60 days prior to any change in this policy.


In order to achieve its objective, the Fund invests in a diversified group of companies whose growth rates are expected to significantly exceed that of the average industrial company. It invests in these companies early in their corporate life cycle before they become widely recognized and well known, and while their reputations and track records are still emerging ("emerging companies"). Consequently, the Fund invests in the stocks of emerging companies whose capitalization, sales and earnings are smaller than those of the Fortune 500 companies. Further, the Fund's investments in emerging company stocks may include those of more established companies which offer the possibility of rapidly accelerating earnings because of revitalized management, new products, or structural changes in the economy.


The Fund currently favors companies that have demonstrated 20% annual growth over three years and are projected to continue growing at a similar pace. This strategy can be changed at any time.

The nature of investing in emerging companies involves greater risk than is customarily associated with investments in more established companies. In particular, the value of securities of emerging companies tends to fluctuate more widely than other types of investments. Because emerging companies may be in the early stages of their development, they may be dependent on a relatively few products or services. They may also lack adequate capital reserves or may be dependent on one or two management individuals. Their stocks are often traded "over-the-counter" or on a regional exchange, and may not be traded in volumes typical of trading on a national exchange. Consequently, the investment risk is higher than that normally associated with larger, older, better-known companies. In order to help reduce this risk, the Fund allocates its investments among different industries.

Most of the Fund's investments will be in equity securities of U.S. companies. However, the Fund may invest up to 10% of total assets in securities of non-U.S. companies.

While the Fund will invest primarily in emerging companies, the balance of the Fund's assets may be invested in: (1) other common stocks; (2) preferred stocks;
(3) warrants; and the Fund may not invest more than 5% of assets in the securities of any one issuer (other than securities of the U.S. government, its agencies or instrumentalities).

In abnormal circumstances, such as situations where the Fund experiences large cash inflows or anticipates unusually large redemptions, and in adverse market, economic, political, or other conditions, the Fund may temporarily invest extensively in investment-grade short-term securities, cash and cash equivalents.

Government Securities. Under normal conditions, the fund may not invest more than 10% of total assets in cash and/or cash equivalents (except as segregated in relation to futures, forward and option contracts.) Under normal conditions the fund will not invest in any other fixed income securities. However, in abnormal conditions the fund may temporarily invest in US Government securities and US Government agency securities with maturities of up to three years, and may also invest more than 10% of total assets in cash and/or cash equivalents (including US Government securities maturing in 90 days or less). Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("Ginnie Maes"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("Freddie Macs"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Ginnie Maes, Freddie Macs and Fannie Maes are mortgage-backed securities which provide monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made the by individual borrowers on the pooled mortgage loans. Collateralized mortgage obligations ("CMOs") in which the Fund may invest are securities issued by a U.S. Government instrumentality that are collateralized by a portfolio of mortgages or mortgage-backed securities. Mortgage-backed securities may be less effective than traditional debt obligations of similar maturity at maintaining yields during periods of declining interest rates.

Ratings as Investment Criteria. In general, the ratings of Moody's and S&P represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of debt securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the ratings of Moody's and S&P and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund.

Investment In Foreign Securities. The Fund may invest up to 10% of total assets in the securities of foreign issuers, including securities in the form of sponsored or unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts (GDRs), convertible preferred stocks, preferred stocks and warrants or other securities convertible into securities of foreign issuers. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Issuers of unsponsored ADRs are not contractually obligated to disclose material information, including financial information, in the United States. Generally, ADRs are designed for use in the United States securities markets and EDRs are designed for use in European securities markets. Issuers of unsponsored ADRs are not contractually obligated to disclose material information including financial information in the United States.

Foreign Securities and Investments in Emerging Markets. The Fund may invest in securities of foreign issuers, including debt and equity securities of corporate and governmental issuers in countries with emerging economies or securities markets.

The securities markets of many countries have in the past moved relatively independent of one another, due to differing economic, financial, political and social factors. When markets in fact move in different directions and offset each other, there may be a corresponding reduction in risk for the Fund's portfolio as a whole. This lack of correlation among the movements of the world's securities markets may also affect unrealized gains the Fund has derived from movements in any one market.

If securities traded in markets moving in different directions are combined into a single portfolio, such as that of the Fund, total portfolio volatility may be reduced. Since the Fund may invest in securities denominated in currencies other than U.S. dollars, changes in foreign currency exchange rates may affect the value of its portfolio securities. Exchange rates may not move in the same direction as the securities markets in a particular country. As a result, market gains may be offset by unfavorable exchange rate fluctuations.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, an any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly, so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends in some cases, capital gains, and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increase in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. The Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt erratic price movements.

Foreign Currency Transactions. The Fund's foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market.

The Fund may enter into forward foreign currency contracts involving currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rate between these currencies. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. The Fund's dealings in forward foreign currency contracts will be limited to hedging either specific transactions or portfolio positions. The Fund may elect to hedge less than all of its foreign portfolio positions. The Fund will not engage in speculative forward currency transactions.

If the Fund enters into a forward contract to purchase foreign currency, the Fund will segregate cash or liquid securities in a separate account in an amount necessary to complete forward contract. These assets will be marked to market daily and if the value of the assets in the separate account declines, additional cash or liquid assets will be added so that the value of the account will equal the amount of the Fund's commitments in purchased forward contracts.

Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings that are published about issuers in the United States also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, an any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly, so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, and, in some cases, capital gains, and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

Hedging against a decline in the value of currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to the Fund of engaging in foreign currency exchange transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Repurchase Agreements. In a repurchase agreement the Fund buy a security for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government Securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities and could experience losses, including the possible decline in the value of the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, a decline in value of the underlying securities or lack of access to income during this period, as well as the expense of enforcing its rights. The Fund will not invest in a repurchase agreement maturing in more than seven days, if such investment, together with other illiquid securities held by the Fund (including restricted securities) would exceed 10% of the Fund's net assets.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of interest which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. The Fund will not enter into reverse repurchase agreements exceeding in the aggregate 33 1/3% of the market value of its total assets. The Fund will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Restricted Securities. The Fund will not invest more than 10% of its total assets in securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 10% of its total assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 10% on illiquid investments. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities Indices. The Fund may purchase and write (sell) call and put options on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options for any non-speculative purpose. These include using options as a substitute for the purchase or sale of securities or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on a securities index written by the Fund obligates the Fund to make a cash payment reflecting any increase in the index above a specified level to the holder of the option if the option is exercised at any time before the expiration date. A put option on a securities index written by the Fund obligates the Fund to make a cash payment reflecting any decrease in the index below a specified level from the option holder if the option is exercised at any time before the expiration date. Options on securities indices do not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account with a value at least equal to the Fund's obligation under the option,
(ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. The Fund may also cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase index call options in anticipation of an increase, or index put options in anticipation of a decrease ("protective puts"), in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of an index call option would entitle the Fund, in return for the premium paid, to receive a cash payment reflecting any increase in the index above a specified level upon exercising the option during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if the amount of this cash payment exceeded the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of an index put option would entitle the Fund, in exchange for the premium paid, to receive a cash payment reflecting any decrease in the index below a specified level upon exercising the option during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. The Fund would ordinarily realize a gain if, during the option period, the level of the index decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts. The Fund may purchase and sell various kinds of futures contracts on securities indices, and purchase and write call and put options on these futures contracts, for any non-speculative purpose. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. An index futures contract may generally be described as an agreement between two parties to deliver a final cash settlement price based on an increase or decrease in the level of the index above or below a specified level. Unlike some futures contracts, index futures do not involve the physical delivery of securities at the end of trading in the contract.

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the contract will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire. When securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may be based on indices that include securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing index futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices rates then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase index futures contracts as a substitute for transactions in securities. For example, the Fund may engage in these substitution transactions in order to remain fully invested in the stock market while maintaining a sufficient cash position to meet the Fund's liquidity needs.

Options on Futures Contracts. The Fund may purchase and write options on index futures for the same purposes as its transactions in index futures contracts. The purchase of put and call options on index futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on an index futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on an index futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on index futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in index futures and related options transactions for bona fide hedging or other non-speculative purposes. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long index futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualifications as a regulated investment company for federal income tax purposes.

Transactions in index futures contracts and options on index futures involve brokerage costs, require margin deposits and, in the case of contracts and options that are economically equivalent to the purchase of securities, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in index futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's index futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. The Fund may not lend portfolio securities having a total value exceeding 30% of its total assets.

Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund's Investment Restriction. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Short Sales.  The Fund may not make short sales.
-----------

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, or any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. As a matter of nonfundamental policy, the Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing the Fund's portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

(1) Borrow money in an amount in excess of 33 1/3% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes (except that it may enter into a reverse repurchase agreement within the limits described in the Prospectus or this SAI), or pledge, mortgage or hypothecate an amount of its assets (taken at market value) in excess of 15% of its total assets, in each case taken at the lower of cost or market value. For the purpose of this restriction, collateral arrangements with respect to options, futures contracts, options on futures contracts and collateral arrangements with respect to initial and variation margins are not considered a pledge of assets.

(2) Underwrite securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security.

(3) Purchase or retain real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein and securities secured by real estate), or mineral leases, commodities or commodity contracts, precious metals (except contracts for the future delivery of fixed income securities, stock index and currency futures and options on such futures) in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities.

(4) Invest in direct participation interests in oil, gas or other mineral exploration or development programs.

(5) Make loans to other persons except by the purchase of obligations in which the Fund is authorized to invest and by entering into repurchase agreements; provided that the Fund may lend its portfolio securities not in excess of 30% of its total assets (taken at market value). Not more than 10% of the Fund's total assets (taken at market value) will be subject to repurchase agreements maturing in more than seven days. For these purposes the purchase of all or a portion of an issue of debt securities shall not be considered the making of a loan. In addition, the Fund may purchase a portion of an issue of debt securities of types commonly distributed privately to financial institutions.

(6) Purchase the securities of any issuer if such purchase, at the time thereof, would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuer, other than securities issued or guaranteed by the United States. In applying these limitations, a guarantee of a security will not be considered a security of the guarantor, provided that the value of all securities issued or guaranteed by that guarantor, and owned by the Fund, does not exceed 10% of the Fund's total assets. In determining the issuer of a security, each state and each political subdivision agency, and instrumentality of each state and each multi-state agency of which such state is a member is a separate issuer. Where securities are backed only by assets and revenues of a particular instrumentality, facility or subdivision, such entity is considered the issuer.

(7) Invest in companies for the purpose of exercising control or management.

(8) Purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Director of the Fund, or is a member, partner, officer or Director of the Adviser, if after the purchase of the securities of such issuer by the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

(9) Purchase any securities or evidences of interest therein on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities and the Fund may make deposits on margin in connection with futures contracts and related options.

(10) Sell any security which the Fund does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities without payment of further consideration equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon equivalent conditions.

(11) Knowingly invest in securities which are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended or market makers do not exist or will not entertain bids or offers), except for repurchase agreements, if, as a result thereof more than 10% of the Fund's total assets (taken at market value) would be so invested.

(12) Issue any senior security (as that term is defined in the Investment Company Act of 1940) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder. For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and collateral arrangements with respect to initial and variation margins are not deemed to be the issuance of a senior security.

(13) Concentrate its investments in any particular industry, but if it is deemed appropriate for the attainment of its investment objective, the Fund may invest up to 25% of its assets (taken at market value at the time of each investment) in securities of issuers in any one industry.

(14) Purchase voting securities of any issuer if such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held by the Fund; or purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of any class of securities of such issuer to be held by the Fund. For this purpose all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class. In applying these limitations, a guarantee of a security will not be considered a security of the guarantor, provided that the value of all securities issued or guaranteed by that guarantor, and owned by the Fund, does not exceed 10% of the Fund's total assets. In determining the issuer of a security, each state and each political subdivision agency, and instrumentality of each state and each multi-state agency of which such state is a member is a separate issuer. Where securities are backed only by assets and revenues of a particular instrumentality, facility or subdivision, such entity is considered the issuer.

Nonfundamental Investment Restrictions. The following investment restrictions are designated as nonfundamental and may be changed by the Trustees without shareholder approval.

The Fund may not (a) purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

(b) make short sales of securities.

(c) purchase or sell currency options or currency futures.

Except with respect to borrowing money, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of the Fund's assets will not be considered a violation of the restriction.

The Fund will investment only in countries on the Adviser's Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser's investment department that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.

If allowed by the Fund's other investment policies and restrictions, the Fund may invest up to 5% of its total assets in Russian equity securities and up to 10% of its total assets in Russian fixed income securities. All Russian securities must be: (1) denominated in U.S. dollars, Canadian dollars, euros, sterling, or yen; (2) traded on a major exchange; and (3) held physically outside of Russia.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, including certain Trustees who are not "interested persons" of the Fund or the Trust (as defined by the Investment Company Act of 1940) (the "Independent Trustees"), who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds").



---------------------------- ------------- ----------- ----------------------------------------------- ----------------
                                                                                                       Number of John
                             Position(s)   Trustee/                                                    Hancock  Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other               Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years               Trustee
---------------------------- ------------- ----------- ----------------------------------------------- ----------------
Independent Trustees
---------------------------- ------------- ----------- ----------------------------------------------- ----------------
James F. Carlin              Trustee       1994        Chairman and CEO, Alpha Analytical              30
Born:  1940                                            Laboratories (chemical analysis); Part Owner
                                                       and Treasurer, Lawrence Carlin Insurance
                                                       Agency, Inc. (since 1995); Part Owner and
                                                       Vice President, Mone Lawrence Carlin
                                                       Insurance Agency, Inc. (since 1996);
                                                       Director/Treasurer, Rizzo Associates (until
                                                       2000);  Chairman and CEO, Carlin
                                                       Consolidated, Inc. (management/investments);
                                                       Director/Partner, Proctor Carlin & Co., Inc.
                                                       (until 1999); Trustee, Massachusetts Health
                                                       and Education Tax Exempt Trust; Director of
                                                       the following:  Uno Restaurant Corp. (until
                                                       2001), Arbella Mutual (insurance) (until
                                                       2000), HealthPlan Services, Inc. (until
                                                       1999), Flagship Healthcare, Inc. (until
                                                       1999), Carlin Insurance Agency, Inc. (until
                                                       1999), Chairman, Massachusetts Board of
                                                       Higher Education (until 1999).

---------------------------- ------------- ----------- ----------------------------------------------- ----------------

(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.



                                       17






---------------------------- ------------- ----------- ----------------------------------------------- ----------------
                                                                                                       Number of John
                             Position(s)   Trustee/                                                    Hancock  Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other               Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years               Trustee
---------------------------- ------------- ----------- ----------------------------------------------- ----------------
William H. Cunningham        Trustee       1987        Former Chancellor, University of Texas          30
Born:  1944                                            System and former President of the
                                                       University of Texas, Austin, Texas;
                                                       Chairman and CEO, IBT Technologies (until
                                                       2001); Director of the following: The
                                                       University of Texas Investment Management
                                                       Company (until 2000), Hire.com (since
                                                       2000), STC Broadcasting, Inc.
                                                       and Sunrise Television Corp.
                                                       (until 2001), Symtx, Inc. (since 2001),
                                                       Adorno/Rogers Technology, Inc.
                                                       (since 2001), Pinnacle Foods Corporation
                                                       (since 2001), rateGenius (since 2001),
                                                       LaQuinta Motor Inns, Inc. (hotel
                                                       management company)(until 1998),
                                                       Jefferson-Pilot Corporation
                                                       (diversified life insurance company),
                                                       New Century Equity Holdings (formerly
                                                       Billing Concepts)(until 2001),
                                                       eCertain (until 2001), ClassMap.com
                                                       (until 2001), Agile Ventures (until
                                                       2001), LBJ Foundation (until 2000),
                                                       Golfsmith International, Inc.
                                                       (until 2000), Metamor Worldwide (until
                                                       2000), AskRed.com (until 2001),
                                                       Southwest Airlines and Introgen;
                                                       Advisory Director, Q Investments; Advisory
                                                       Director, Chase Bank (formerly Texas
                                                       Commerce Bank - Austin), LIN
                                                       Television (since 2002) , WilTel
                                                       Communications (since 2002).

------------------------------- -------------- ----------- --------------------------------------------- -----------------
Ronald R. Dion                  Trustee        1998        Chairman and Chief Executive Officer, R.M.    30
Born:  1946                                                Bradley & Co., Inc.; Director, The New
                                                           England Council and Massachusetts
                                                           Roundtable; Trustee, North Shore Medical
                                                           Center; Director, BJ's Wholesale Club, Inc.
                                                           and a corporator of the Eastern Bank;
                                                           Trustee, Emmanuel College.

------------------------------- -------------- ----------- --------------------------------------------- -----------------

(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.


                                       18





---------------------------- ------------- ----------- ----------------------------------------------- ----------------
                                                                                                       Number of John
                             Position(s)   Trustee/                                                    Hancock  Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other               Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years               Trustee
----------------------------- ------------- ----------- ---------------------------------------------- --------------
Charles L. Ladner             Trustee       1994        Chairman and Trustee, Dunwoody Village, Inc.   30
Born:  1938                                             (continuing care retirement community);
                                                        Senior Vice President and Chief Financial
                                                        Officer, UGI Corporation (Public Utility
                                                        Holding Company) (retired 1998); Vice
                                                        President and Director for AmeriGas, Inc.
                                                        (retired 1998); Director of AmeriGas
                                                        Partners, L.P. (until 1997)(gas
                                                        distribution); Director, EnergyNorth, Inc.
                                                        (until 1995); Director, Parks and History
                                                        Association (since 2001).

----------------------------- ------------- ----------- ---------------------------------------------- --------------
Steven Pruchansky             Trustee       1994        Chairman and Chief Executive Officer, Mast     30
Born:  1944                                             Holdings, Inc. (since 2000); Director and
                                                        President, Mast Holdings, Inc. (until 2000);
                                                        Managing Director, JonJames, LLC (real
                                                        estate)(since 2001); Director, First
                                                        Signature Bank & Trust Company (until 1991);
                                                        Director, Mast Realty Trust (until 1994);
                                                        President, Maxwell Building Corp. (until
                                                        1991).


----------------------------- ------------- ----------- ---------------------------------------------- --------------
Norman H. Smith               Trustee       1994        Lieutenant General, United States Marine       30
Born:  1933                                             Corps; Deputy Chief of Staff for Manpower
                                                        and Reserve Affairs, Headquarters Marine
                                                        Corps; Commanding General III Marine
                                                        Expeditionary Force/3rd Marine Division
                                                        (retired 1991).

----------------------------- ------------- ----------- ---------------------------------------------- --------------

(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.


                                       19




---------------------------- ------------- ----------- ----------------------------------------------- ----------------
                                                                                                       Number of John
                             Position(s)   Trustee/                                                    Hancock  Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other               Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years               Trustee
---------------------------- ------------- ----------- ------------------------------------------------- ----------------
John P. Toolan               Trustee       1994        Director, The Smith Barney Muni Bond Funds, The   30
Born:  1930                                            Smith Barney Tax-Free Money Funds, Inc.,
                                                       Vantage Money Market Funds (mutual funds), The
                                                       Inefficient-Market Fund, Inc. (closed-end
                                                       investment company) and Smith Barney Trust
                                                       Company of Florida; Chairman, Smith Barney
                                                       Trust Company (retired 1991); Director, Smith
                                                       Barney, Inc., Mutual Management Company and
                                                       Smith Barney Advisers, Inc. (investment
                                                       advisers) (retired 1991); Senior Executive Vice
                                                       President, Director and member of the Executive
                                                       Committee, Smith Barney, Harris Upham & Co.,
                                                       Incorporated (investment bankers) (until 1991).

---------------------------- ------------- ----------- ------------------------------------------------- ----------------
Interested Trustees
---------------------------- ------------- ----------- ------------------------------------------------- ----------------
John M. DeCiccio (3)         Trustee       2001        Executive Vice President and Chief Investment     61
Born:  1948                                            Officer, John Hancock Financial Services, Inc.;
                                                       Director, Executive Vice President and Chief
                                                       Investment Officer, John Hancock Life Insurance
                                                       Company; Chairman of the Committee of Finance of
                                                       John Hancock Life Insurance Company;
                                                       Director, John Hancock Subsidiaries, LLC,
                                                       Hancock Natural Resource Group, Independence
                                                       Investment LLC, Independence Fixed Income
                                                       LLC, John Hancock Advisers, LLC (the
                                                       "Adviser") and The Berkeley Financial Group,
                                                       LLC ("The Berkeley Group"), John Hancock
                                                       Funds, LLC ("John Hancock Funds"), Massachusetts
                                                       Business Development Corporation; Director,
                                                       Insurance Agency, Inc. (until 1999) and John
                                                       Hancock Signature Services, Inc.("Signature
                                                       Services") (until 1997).

---------------------------- ------------- ----------- ------------------------------------------------- ----------------

(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.


                                       20




---------------------------- ------------- ----------- ----------------------------------------------- -------------------------
                                                                                                       Number of John
                             Position(s)   Trustee/                                                    Hancock  Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other               Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years               Trustee
--------------------------- -------------- ----------- ----------------------------------------------- -------------------------
Maureen R. Ford (3)         Trustee,       2000        Executive Vice President, John Hancock Financial       61
Born:  1955                 Chairman,                  Services, Inc., John Hancock Life Insurance Company;
                            President and              Chairman, Director, President and Chief Executive
                            Chief                      Officer, the Advisers and The Berkeley Group;
                            Executive                  Chairman, Director, President and Chief Executive
                            Officer                    Officer, John Hancock Funds; Chairman, Director and
                                                       Chief Executive Officer, Sovereign Asset Management
                                                       Corporation ("SAMCorp."); Director, Independence
                                                       Investment LLC, Independence Fixed Income LLC and
                                                       Signature Services; Senior Vice President,
                                                       MassMutual Insurance Co. (until 1999).
--------------------------- --------------- --------------- -------------------------------------------------- ------------
Principal Officers who
are not Trustees
--------------------------- --------------- ----------- ------------------------------------------------------ ------------
William L. Braman           Executive       2000        Executive Vice President and Chief Investment          N/A
Born:  1953                 Vice                        Officer, the Adviser and each of the John Hancock
                            President and               funds; Director, SAMCorp., Executive Vice President
                            Chief                       and Chief Investment Officer, Baring Asset
                            Investment                  Management, London U.K. (until 2000).
                            Officer

--------------------------- --------------- ----------- ------------------------------------------------------ ------------
Richard A. Brown            Senior Vice     2000        Senior Vice President, Chief Financial Officer and     N/A
Born:  1949                 President and               Treasurer, the Adviser, John Hancock Funds, and The
                            Chief                       Berkeley Group;  Second Vice President and Senior
                            Financial                   Associate Controller, Corporate Tax Department, John
                            Officer                     Hancock Financial Services, Inc. (until 2001).

--------------------------- --------------- ----------- ------------------------------------------------------ ------------
Thomas H. Connors           Vice            1994        Vice President and Compliance Officer, the Adviser     N/A
Born:  1959                 President and               and each of the John Hancock funds; Vice President,
                            Compliance                  John Hancock Funds.
                            Officer

--------------------------- --------------- ----------- ------------------------------------------------------ ------------

(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.



                                       21




---------------------------- ------------- ----------- ----------------------------------------------- ----------------
                                                                                                       Number of John
                             Position(s)   Trustee/                                                    Hancock  Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other               Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years               Trustee
--------------------------- -------------- ----------- ----------------------------------------------- ----------------
William H. King             Vice           1994        Vice President and Assistant Treasurer,      N/A
Born:  1952                 President                  the Adviser; Vice President and Treasurer
                            and                        Treasurer of each of
                                                       the John Hancock
                                                       funds; Assistant
                                                       Treasurer of each of
                                                       the John Hancock funds
                                                       (until 2001).

--------------------------- -------------- ------------ -------------------------------------------- --------------
Susan S. Newton             Senior Vice    1992         Senior Vice President, Secretary and Chief   N/A
Born:  1950                 President,                  Legal Officer, SAMCorp., the Adviser and
                            Secretary                   each of the John Hancock funds, John
                            and Chief                   Hancock Funds and The Berkeley Group; Vice
                            Legal Officer               President, Signature Services (until
                                                        2000), Director, Senior Vice President and
                                                        Secretary, NM Capital.

--------------------------- -------------- ------------ -------------------------------------------- --------------

(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

The Fund's Board of Trustees currently has four standing Committees: the Audit Committee, the Administration Committee, the Contracts/Operations Committee and the Investment Performance Committee. Each Committee is comprised of Independent Trustees. The Audit Committee members are Messrs. Ladner, Moore, Toolan and Ms. McGill Peterson. The Audit Committee recommends to the full board auditors for the Fund, monitors and oversees the audits of the Fund, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time. The Audit Committee held four meetings during the fiscal year ended October 31, 2002.

The Administration Committee's members are all of the Independent Trustees of the Fund. The Administration Committee reviews the activities of the other four standing committees and makes the final selection and nomination of candidates to serve as Independent Trustees. The Administration Committee will consider nominees recommended by shareholders to serve as Independent Trustees, provided that shareholders submit recommendations in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934. The Administration Committee also works with al Trustees on the selection and election of officers of the Fund and reviews Trustee compensation, evaluates Trustee performance and considers committee membership rotations as well as relevant corporate governance issues. The Administration Committee held four meetings during the fiscal year ended October 31, 2002.

The Contracts/Operations Committee members are Messrs. Carlin, Pruchansky and Smith. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Fund and other entities. These contracts include advisory and subadvisory agreements, custodial and transfer agency agreements and arrangements with other service providers. The Contracts/Operations Committee held five meetings during the fiscal year ended October 31, 2002.

The Investment Performance Committee consists of Messrs. Cunningham and Dion. The Investment Performance Committee monitors and analyzes the performance of the Fund generally, consults with the adviser as necessary if the Fund requires special attention, and reviews peer groups and other comparative standards as necessary. The Investment Performance Committee held four meetings during the fiscal year ended October 31, 2002.


The following table provides a dollar range indicating each Trustee's ownership of equity securities of the Fund, as well as aggregate holdings of shares of equity securities of all John Hancock Funds overseen by the Trustee, as of December 31, 2002.

--------------------------------------------------------------------------------

                                                   Aggregate Dollar Range of
                       Dollar Range of Fund        holdings in John Hancock
Name of Trustee        Shares Owned by Trustee(1)  funds overseen by Trustee (1)
--------------------------------------------------------------------------------
Independent  Trustees
--------------------------------------------------------------------------------
James F. Carlin          $1-$10,000                  $10,001-$50,000
--------------------------------------------------------------------------------
William H. Cunningham    None                        $10,001-$50,000
--------------------------------------------------------------------------------
Ronald R. Dion           $1-$10,000                  Over $100,000
--------------------------------------------------------------------------------
Charles L. Ladner        $1-$10,000                  Over $100,000
--------------------------------------------------------------------------------
Steven R. Pruchansky     $1-$10,000                  Over $100,000
--------------------------------------------------------------------------------
Norman H. Smith          $10,001-$50,000             Over $100,000
--------------------------------------------------------------------------------
John P. Toolan           None                        $50,001-$100,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Interested Trustees
--------------------------------------------------------------------------------
John M. DeCiccio         $10,001-$50,000             Over $100,000
--------------------------------------------------------------------------------
Maureen R. Ford          $10,001-$50,000             Over $100,000
--------------------------------------------------------------------------------

(1) This Fund does participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the funds in the John Hancock complex that participates in the Plan. Under these circumstances, the Trustee is not the legal owner of the underlying shares, but does participate in any positive or negative return on those shares to the same extent as all other shareholders. With regard to Trustees participating in the Plan, if a Trustee was deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2002, the respective "Dollar Range of Fund Shares Owned by Trustee" and the "Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee" would be as follows: none and over $100,000 for Mr. Cunningham, $1-$10,000 and over $100,000 for Mr. Dion, $1-$10,000 and over $100,000 for Mr. Pruchansky, $10,001-$50,000 and over $100,000 for Mr.
     Smith, $50,001-$100,000 and over $100,000 for Mr. Toolan.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Mr. DeCiccio and Ms. Ford, each a non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and received no compensation from the Fund for their services.

                                                   Total Compensation from all
                          Aggregate Compensation   Funds in John Hancock Fund
Trustees                  From the Fund(1)         Complex to Trustees (2)
--------                  ----------------------   ---------------------------

James F. Carlin                  $ 8,770                  $ 75,000
William H. Cunningham*             8,695                    75,100
Ronald R. Dion*                    8,770                    75,000
Charles L. Ladner                  8,522                    72,000
Steven R. Pruchansky*              8,447                    72,100
Norman H. Smith*                   9,102                    78,000
John P. Toolan*                    8,436                    72,000
                              ----------                ----------
Total                            $60,742                  $519,200

      (1) Compensation is for the current fiscal period ended October 31, 2002.

      (2) Total compensation paid by the John Hancock Fund Complex to the Independent Trustees is for the calendar year ended December 31, 2002. As of that date, there were sixty-one funds in the John Hancock Fund Complex, with each of these Independent Trustees serving on thirty funds.

      (*) As of December 31, 2002, the value of the aggregate accrued deferred compensation from all Funds in the John Hancock fund complex for Mr. Cunningham was $428,963, for Mr. Dion was $122,717, for Mr. Pruchansky was $95,779, for Mr. Smith was $204,328 and for Mr. Toolan was $517,774 under the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan").

All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of February 3, 2002, the officers and trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Fund. As of that date, the following shareholders beneficially owned 5% or more of the outstanding shares of the Fund listed below:

                                                                  Percentage of
                                                                   Outstanding
                 Name and Address                                   Shares of
                  of Shareholder            Class of Shares       Class of Fund
                  --------------            ---------------       -------------

MLPF&S For The                                     A                  20.74%
 Sole Benefit Of Its Customers
Attn: Fund Administration 977S7
4800 Deerlake Drive East 2nd Floor
Jacksonville FL 32246-6484

MLPF&S For The                                     B                 22.24%
 Sole Benefit Of Its Customers
Attn: Fund Administration 973S2
4800 Deerlake Drive East 2nd Floor
Jacksonville FL 32246-6484

Salomon Smith Barney House Account                 B                  5.43%
00109801250
Attn Cindy Tempesta 7th Floor
333 West 34th Street
New York NY 10001-2483

MLPF&S For The                                     C                 42.58%
 Sole Benefit Of Its Customers
Attn: Fund Administration
4800 Deerlake Drive East 2nd Floor
Jacksonville FL 32246-6484

                                                                  Percentage of
                                                                   Outstanding
                 Name and Address                                   Shares of
                  of Shareholder            Class of Shares       Class of Fund
                  --------------            ---------------       -------------

Fidelity Investments Institutional                 I                 66.52%
Operations Co (FIIOC) - As Agent
For Certain Employee Benefit Plans
100 Magellan Way #KW1C
Covington KY 41015-1999

Fidelity Investments Institutional                 I                 27.17%
Operations Co (FIIOC) - As Agent
For Certain Employee Benefit Plans
c/o Dave Hallowes
82 Devonshire St
Boston MA 02109-3605


INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and as of December 31, 2002 had approximately $26 billion in assets under management in its capacity as investment adviser to the Fund and the other funds in the John Hancock group of funds as well as retail and institutional privately managed accounts. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States and carries a high rating from Standard & Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.

The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies, expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association membership; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average of the daily net assets of the Fund as follows:

Average Daily Net Assets                                     Annual Rate

First $1,500,000,000                                         0.75%
Amount over $1,500,000,000                                   0.70%

For the years ended October 31, 2000, 2001 and 2002, the Adviser received a fee of $14,558,990, $11,512,720 and $8,486,193, respectively.

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of its average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Fund or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which its Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Fund's Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The Fund's Board of Trustees is responsible for overseeing the performance of the Fund's investment adviser and determining whether to approve and renew the Fund's Advisory Agreement. The Board has a standing request that the Adviser provide the Board with certain information the Board has deemed important to evaluating the short- and long-term performance of the Adviser. This information includes periodic performance analysis and status reports from the Adviser and quarterly Portfolio and Investment Performance Reports. The Fund's portfolio managers meet with the Board from time to time to discuss the management and performance of the Fund and respond to the Board's questions concerning the performance of the Adviser. When the Board considers whether to renew an investment advisory contract, the Board takes into account numerous factors, including: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Fund's assets managed by the adviser; (3) the fair market value of the services provided by the adviser; (4) a comparative analysis of expense ratios of, and advisory fees paid by, similar funds; (5) the extent to which the adviser has realized or will realize economies of scale as the Fund grows; (6) other sources of revenue to the Adviser or its affiliates from its relationship with the Fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant; and (7) the Adviser's control of the operating expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The primary factors underlying the Board's decision to renew the Fund's Advisory Agreement were as follows:

o The Board determined that the performance results of the Fund and the Adviser's responsive actions were reasonable, as compared with relevant performance standards, including the performance results of comparable small-cap growth derived from data provided by Lipper Inc. and appropriate market indexes.

o The Board decided that the advisory fee paid by the Fund was reasonable based on the average advisory fee for comparable funds. The Board also took into account the nature of the fee arrangements which include breakpoints that will adjust the fee downward as the size of the Fund's portfolio increases.

o The Board evaluated the Adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the Fund's portfolio on both a short-term and long-term basis. The Board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgement, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with the Adviser.

The continuation of the Advisory Agreement and Distribution Agreement (discussed below) was approved by all of the Trustees. The Advisory Agreement and the Distribution Agreement, will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by any party or by vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.

Accounting and Legal Services Agreement. The Trust, on behalf of the fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal years ended October 31, 2000, 2001 and 2002, the Fund paid the Adviser $372,719, $307,970 and $239,022, respectively, for services under this Agreement.

Personnel of the Adviser and its affiliates may trade securities for their personal accounts. The Fund also may hold, or may be buying or selling, the same securities. To prevent the Fund from being disadvantaged, the adviser(s), principal underwriter and the Fund have adopted a code of ethics which restricts the trading activity of those personnel.

DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") that have entered into selling agency agreements with John Hancock Funds. These Selling Brokers are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A and Class C shares, at the time of sale. In the case of Class B or Class C shares, the broker receives compensation immediately but John Hancock Funds is compensated on a deferred basis.

Total underwriting commissions for sales of the Fund's Class A shares for the fiscal period ended October 31, 2000, 2001 and 2002 were $1,330,608, $750,724 and $522,200, respectively, and $172,985, $59,588, and $59,216, were retained by John Hancock Funds for the fiscal years 2002 2001 and 2000, respectively. Total underwriting commissions for sales of the Fund's Class C shares for the period from May 1, 2000 to October 31, 2000 and the fiscal years ended October 31, 2001 and 2002 were $155,733, $120,024 and $205,723, respectively. The remainder of the underwriting commissions were reallowed to Selling Brokers.

The Fund's Trustees adopted Distribution Plans with respect to each class of shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.25% for Class A shares and 1.00% for Class B and Class C shares of the Fund's average daily net assets attributable to shares of that class. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse John Hancock Funds for their distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event the John Hancock Funds is not fully reimbursed for payments or expenses they incur under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B and Class C Plans as a liability of the Fund because the Trustees may terminate the Class B and/or Class C Plans at any time with no additional liability for these expenses to the shareholder and the Fund. For the fiscal year ended October 31, 2002, an aggregate of $57,491,789 of distribution expenses or 14.6% of the average net assets of the Class B shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods. For the fiscal year ended October 31, 2002, an aggregate of $5,114 of distribution expenses or 0.02% of the average net assets of the Class C shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods.

The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on such Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provide the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each plan provides, that no material amendment to the Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B and Class C shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Class I shares of the Fund are not subject to any distribution plan. Expenses associated with the obligation of John Hancock Funds to use its best efforts to sell Class I shares will be paid by the Adviser or by John Hancock Funds and will not be paid from the fees paid under Class A, Class B or Class C Plans.

Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Fund.

During the fiscal year ended October 31, 2002, the Fund paid John Hancock Funds the following amounts of expenses in connection with their services for the
Fund:


                                                                 Expense Items
                                                                 -------------

                                       Printing and
                                       Mailing of                               Expenses of      Interest,
                                       Prospectuses to    Compensation to       John Hancock     Carrying or Other
                     Advertising       new Shareholders   Selling Brokers       Funds            Finance Charges
                     -----------       ----------------   ---------------       ------------     ---------------

Class A               $ 300,515         $11,131            $   671,685             $639,460         $    0
Class B               $ 390,892         $15,553            $ 2,707,043             $801,500         $4,824
Class C               $  52,805         $ 2,077            $   136,449             $106,558         $    0

SALES COMPENSATION

As part of their business strategies, the Fund, along with John Hancock Funds, pays compensation to financial services firms that sell the Fund's shares. These firms typically pass along a portion of this compensation to your broker or financial representative.

The two primary sources of broker compensation payments for Class A, Class B and Class C are (1) the 12 b-1 fees that are paid out of the Fund's assets and (2) sales charges paid by investors. The sales charges and 12b-1 fees are detailed in the prospectus and under the "Distribution Contracts" in this Statement of Additional Information. The portions of these expenses that are paid to financial services firms are shown on the next page. For Class I shares, John
Hancock Funds may make a one-time payment at the time of initial purchase out of its own resources to a Selling Broker who sells shares of the Fund. This payment may not exceed 0.15% of the amount invested.

Whenever you purchase Class A, Class B or Class C shares, the financial services firm receives a reallowance/payment, as described below. The firm also receives the first year's 12b-1 service fee at this time. Beginning with the second year after an investment is made, the financial services firm receives an annual
12b-1 service fee of 0.25% of its total eligible fund net assets. This fee is paid quarterly in arrears by the Fund.

In addition, from time to time, John Hancock Funds, at its expense, may provide significant additional compensation to financial services firms in connection with their promotion of the Fund or sale of shares of the Fund. Such compensation provided by John Hancock Funds may include, for example, financial assistance to financial services firms in connection with their marketing and sales development programs for their registered representatives and other employees, as well as payment for travel expenses, including lodging, incurred by registered representatives and other employees for such marketing and sales development programs, as well as assistance for seminars for the public, advertising and sales campaigns regarding one or more Funds, and other financial services firms-sponsored events or activities. From time to time, John Hancock
Funds may provide expense reimbursements for special training of a financial services firm's registered representatives and other employees in group meetings. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees or other administrative fees and costs may be offered to the extent not prohibited by law or any self-regulatory agency, such as the NASD.


                                       31



                                                        Broker Receives          Broker Receives
                                Sales charge            Maximum Reallowance      12b-1 service       Total Broker
                                Paid by investors       (% of offering           Fee (% of net       Compensation (1)
Class A investments             (% of offering price)   price)                   investment) (3)     (% of offering price)
-------------------             ---------------------   -------------------      ---------------     ---------------------

Up to $49,999                   5.00%                   4.01%                    0.25%               4.25%
$50,000 - $99,999               4.50%                   3.51%                    0.25%               3.75%
$100,000 - $249,999             3.50%                   2.61%                    0.25%               2.85%
$250,000 - $499,999             2.50%                   1.86%                    0.25%               2.10%
$500,000 - $999,999             2.00%                   1.36%                    0.25%               1.60%

Investments
of Class A share of
$1 million or more (4)
----------------------

First $1M - $4,999,999          --                      0.75%                    0.25%               1.00%
Next $1 - $5M above that        --                      0.25%                    0.25%               0.50% (2)
Next $1 or more above that      --                      0.00%                    0.25%               0.25% (2)


                                                        Broker Receives          Broker Receives     Total Broker
                                                        Maximum                  12b-1 service fee   Compensation (1)
                                                        Reallowance              (% of net           (% of offering
Class B investments                                     (% of offering price)    investment) (3)     price)
-------------------                                     ---------------------    -----------------   ----------------

All amounts                                             3.75%                    0.25%               4.00%

                                                        Broker Receives          Broker Receives
                                                        Maximum                  12b-1 service fee   Total Broker
                                                        Reallowance              (% of net           Compensation (% of
Class C Investments                                     (% of offering price)    investment) (3)     offering price)
-------------------                                     ---------------------    ---------------     -------------------
Over $1,000,000 or amounts
purchased at NAV                --                      0.75%                    0.25%               1.00%
All other amounts             1.00%                     1.75%                    0.25%               2.00%


                                                        Broker Receives          Broker Receives
                                                        Maximum                  12b-1 service fee   Total Broker
                                                        Reallowance              (% of net           Compensation (1)
Class I investments                                     (% of offering price)    Investment) (3)     (% of offering price)
-------------------                                     --------------------     ---------------     ---------------------

All amounts                                             0.00%                    0.00%               0.00% (5)

(1) Broker percentages and 12b-1service fee percentages are calculated from different amounts, and therefore may not equal total broker compensation percentages if combined using simple addition.

(2) For Group Investment Programs sales, the maximum total broker compensation for investments of $1 million or more is 1.00% of the offering price (one year CDSC of 1.00% applies for each sale).

(3) After first year broker receives 12b-1 service fees quarterly in arrears.

(4) John Hancock Funds may reduce aggregate investments by the amount of recent redemptions.

(5) John Hancock Funds may make a one-time payment at the time of initial purchase out of its own resources to a Selling Broker who sells Class I shares of the Fund. This payment may be up to 0.15% of the amount invested.

CDSC revenues collected by John Hancock Funds may be used to pay broker commissions when there is no initial sales charge.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the mean between the current closing bid and asked prices.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the Fund's NAV. If quotations are not readily available, or the value has been materially affected by the events occurring after closing of a foreign market, assets are valued by a method that Trustees believed accurately reflects fair value.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A AND CLASS C SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). The Fund no longer issues share certificates, all shares are electronically recorded. The Trustees reserve the right to change or waive a Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A and Class C shares of the Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to accumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund owned by the investor, or if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Without Sales Charge. Class A shares may be offered without a front-end sales charge or contingent deferred sales charge ("CDSC") to various individuals and institutions as follows:

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates, sub-adviser or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, children, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew, grandparents, subadviser and same sex domestic partner) of any of the foregoing, or any fund, pension, profit sharing or other benefit plan of the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Retirement plans participating in Merrill Lynch servicing programs, if the Plan has more than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

o Retirement plans investing through the PruArray Program sponsored by Prudential Securities.

o Pension plans transferring assets from a John Hancock variable annuity contract to the Fund pursuant to an exemptive application approved by the Securities and Exchange Commission.

o Participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these investors may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

         Amount Invested                                          CDSC Rate
         ---------------                                          ---------

         $1 to $4,999,999                                           1.00%
         Next $5 million to $9,999,999                              0.50%
         Amounts of $10 million and over                            0.25%

Class C shares may be offered without a front-end sales charge to:

o    Investments of redemption proceeds from a non-John Hancock mutual fund.

o Group Retirement plan products for which John Hancock Signature Services performs recordkeeping and administrative services. (These plans include 403(b), Simple IRA, SEP and SARSEP plans.)

o Group Retirement plan products sold through third party administrators under the John Hancock SELECT retirement plan program. (These plans include 401(k), Money Purchase and Profit Sharing plans.)

o An investor who buys through Merrill Lynch omnibus account. However, a CDSC may apply if the shares are sold within 12 months of purchase.

Class A and Class C shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

Combination Privilege. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount being invested but also the investor's purchase price or current value of the Class A shares of all John Hancock funds which carry a sales charge already held by such person. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. Retirement plan investors may include the value of Class B shares if Class B shares held are greater than $1 million. Retirement plans must notify Signature Services to utilize. A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention. Reduced sales charges are also applicable to investments pursuant to a Letter of Intention (LOI), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth IRAs and Coverdell ESAs, SEP, SARSEP, 401(k), 403(b) (including TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. An individuals non-qualified and qualified retirement plan investments cannot be combined to satisfy an LOI of 48 months. Such an investment (including accumulations and combinations but not including reinvested dividends) must aggregate $50,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have been applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charges as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrow Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional shares and may be terminated at any time.

Because Class I shares are sold at net asset value without the imposition of any sales charge, none of the privileges described under these captions are available to Class I investors.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a CDSC at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price or on shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

    oProceeds of 50 shares redeemed at $12 per shares (50 x 12)        $600.00
    o*Minus Appreciation ($12 - $10) x 100 shares                      (200.00)
    o Minus proceeds of 10 shares not subject to
      CDSC (dividend reinvestment)                                     (120.00)
                                                                       -------
    oAmount subject to CDSC                                            $280.00

    *The appreciation is based on all 100 shares in the account not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Brokers for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

* Redemptions of Class B and Class C shares made under a periodic withdrawal plan, or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC).

* Redemptions by Retirement plans participating in Merrill Lynch servicing programs, if the Plan has less than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

* Redemptions of Class A shares by retirement plans that invested through the PruArray Program sponsored by Prudential Securities.

* Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.

For Retirement Accounts (such as traditional, Roth IRAs and Coverdell ESAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other qualified plans as described in the Internal Revenue Code) unless otherwise noted:

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code. (Waiver based on required, minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)

*        Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit Sharing Plan/401(k) Plans), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA accounts that purchased shares prior to May 15, 1995.

Please see matrix for some examples.



----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Type of                 401 (a) Plan      403 (b)           457              IRA, IRA          Non-retirement
Distribution            (401 (k), MPP,                                       Rollover
                        PSP) 457 & 408
                        (SEPs & Simple
                        IRAs)
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Death or Disability     Waived            Waived            Waived           Waived            Waived
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Over 70 1/2             Waived            Waived            Waived           Waived for        12% of account
                                                                             required          value annually
                                                                             minimum           in periodic
                                                                             distributions*or  payments
                                                                             12% of account
                                                                             value annually
                                                                             in periodic
                                                                             payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Between 59 1/2 and      Waived            Waived            Waived           Waived for Life   12% of account
70 1/2                                                                       Expectancy or     value annually
                                                                             12% of account    in periodic
                                                                             value annually    payments
                                                                             in periodic
                                                                             payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Under 59 1/2            Waived for        Waived for        Waived for       Waived for        12% of account
(Class B and Class C    annuity           annuity           annuity          annuity           value annually
only)                   payments (72t)    payments (72t)    payments (72t)   payments (72t)    in periodic
                        or 12% of         or 12% of         or 12% of        or 12% of         payments
                        account value     account value     account value    account value
                        annually in       annually in       annually in      annually in
                        periodic          periodic          periodic         periodic
                        payments.         payments.         payments.        payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Loans                   Waived            Waived            N/A              N/A               N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Termination of Plan     Not Waived        Not Waived        Not Waived       Not Waived        N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Hardships               Waived            Waived            Waived           N/A               N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Qualified Domestic      Waived            Waived            Waived           N/A               N/A
Relations Orders
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Termination of          Waived            Waived            Waived           N/A               N/A
Employment Before
Normal Retirement Age
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Return of Excess        Waived            Waived            Waived           Waived            N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
*Required minimum distributions based on John Hancock Mutual Fund IRA assets only.

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class. Investors may exchange between Institutional funds and Class I shares.

Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transaction charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock 500 Index Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a retirement plan exchanges the plan's Class A account in its entirety, within 12 months of its initial purchase, from the Fund to a non-John Hancock investment, the one-year CDSC applies.

If a shareholder exchanges Class B shares purchased prior to January 1, 1994 for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of the CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement plans participating in Merrill Lynch's servicing programs:
---------------------------------------------------------------------

Class A shares are available at net asset value for plans with $3 million in plan assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. If the plan does not meet either of these limits, Class A shares are not available.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Fund may be purchased or redeemed through certain broker-dealers or Service Agents ("Brokers"). Brokers may charge for their services or place limitations on the extent to which you may use the services of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, receives the order. If a broker is an agent or designee of the Fund, orders are processed at the NAV next calculated after the broker receives the order. The broker must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Fund for execution at NAV next determined. Some brokers that maintain nominee accounts with the Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. The Adviser, the Fund, and/or John Hancock Funds, LLC (the Fund's principal distributor), share in the expense of these fees.

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of five other series. Additional series may be added in the future. The Trustees have also authorized the issuance of four classes of shares of the Fund, designated as Class A, Class B, Class C and Class I.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class will be borne exclusively by that class; (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares, and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders of each class. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with a request for a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the trust. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations and affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no Fund included in the Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. exempt with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A Foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

TAX STATUS

The Fund, is treated as a separate entity for accounting and tax purposes, has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% non-deductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than net capital gain, after reduction by deductible expenses.) Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

If the Fund invests in stock (including an option to acquire stock such as is inherent in a convertible bond) of certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its holdings in passive foreign investment companies or make an available election to minimize its tax liability or maximize its return from these investments.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions in foreign currencies that are not directly related to the Fund's investment in stock or securities, including speculative currency positions could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Fund does not expect to qualify to pass such taxes through to its shareholders, who consequently will not take such taxes into account on their own tax returns. However, the Fund will deduct such taxes in determining the amount it has available for distribution to shareholders.

The amount of the Fund's net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities and/or engage in options, futures or forward transactions that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) that in a transaction is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock Fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Such disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and
(c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset its net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders. The Fund has a $474,603,450 capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. The Fund's carryforwards expires as follows: $221,905,025 on October 31, 2009 and $252,698,425 on October 31, 2010.

For purposes of the dividends received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after each such dividend. and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of the Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares and, to the extent such basis would be reduced to zero, that current recognition of income would be required.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payment. The mark to market or constructive sale rules applicable to certain options, futures, forwards, short sales, or other transactions may also require the Fund to recognize income or gain without a concurrent receipt of cash. Additionally, some countries restrict repatriation which may make it difficult or impossible for the Fund to obtain cash corresponding to its earnings or assets in those countries. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may borrow cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although it Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Certain options, futures and forward foreign currency contracts undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of foreign currency contracts, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gain, but not loss, if an option, short sale or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of the Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options, futures and forward contracts in order to seek to minimize any potential adverse tax consequences.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8, W-8BEN or other authorized withholding certificate is on file and to backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE

As of October 31, 2002, the average annual total returns before taxes of the Class A shares of the Fund for the one, five and ten year periods were -24.58%, -4.59% and 6.83%, respectively.

As of October 31, 2002, the average annual total returns before taxes of the Class B shares of the Fund for the one, five and 10 year periods were -25.20%, -4.60% and 6.55%, respectively.

As of October 31, 2002, the average annual returns before taxes of the Class C shares of the Fund for the one year period and since the commencement of operations on June 1, 1998 were -22.76 and -4.63%, respectively.

As of October 31, 2002, the average annual returns before taxes for the Class I shares of the Fund for the one year period and since the commencement of operations on December 7, 1999 were -20.19 and -19.70%, respectively.

The average annual total return before taxes is computed by finding the average annual compounded rate of return over the 1-year, 5-year, and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

P(1+T)n = ERV

Where:

P =       a hypothetical initial payment of $1,000.
T =       average annual total return
n =       number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-year, 5-year or 10-year periods (or fractional portion).

The Fund discloses average annual total returns after taxes for Class A shares for the one, five and 10 year periods ended December 31, 2002 in the prospectus. After tax returns are computed using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The average annual total return (after taxes on distributions) is computed by finding the average annual compounded rate of return over the 1-year, 5-year and 10-year periods, or the period since commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

P(1+T)n = ATVD

Where:
         P=       a hypothetical initial payment of $1,000.
         T=       average annual total return (after taxes on distributions)
         n=       number of years
      ATVD=       ending value of a hypothetical $1,000 payment made at
                  the beginning of the 1-year, 5-year, or 10-year periods
                  (or fractional portion) after taxes on fund distributions but not after taxes on redemption.

The average annual total return (after taxes on distributions and redemption) is computed by finding the average annual compounded rate of return over the 1-year, 5-year and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

P(1+T)n = ATVDR

Where:
         P=       a hypothetical initial payment of $1,000.
         T=       average annual total return (after taxes on distributions and redemption)
         n=       number of years
     ATVDR=       ending value of a hypothetical $1,000 payment made at
                  the beginning of the 1-year, 5-year, or 10-year periods
                  (or fractional portion) after taxes on fund distributions but not after taxes on redemption.

Because each class has its own sales charge and fee structure, the classes have different performance results. In the case of each class, these calculations assume the maximum sales charge is included in the initial investment or the CDSC applied at the end of the period. These calculations assume that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate. Class I shares commenced operations on December 7, 1999; but the performance calculations for Class I shares would not include any sales charge or distribution plan fees.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares and the CDSC on Class B or Class C shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B or Class C shares from a total return calculation produces a higher total return figure.

From time to time, in reports and promotional literature, the Fund's yield and total return will be compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc.'s "Lipper -- Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on fixed income mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in, and excerpts from, national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S, etc. may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta." Beta is a reflection of the market-related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser's investment and/or trading personnel. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of such personnel, will offer the best price and market for the execution of each such transaction. The Fund's trading practices and investments are reviewed monthly by the Adviser's Senior Investment Policy Committee which consists of officers of the Adviser and quarterly by the Adviser's Investment Committee which consists of officers and directors of the Adviser and Trustees of the Trust who are interested persons of the Fund.

Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market maker reflect a "spread." Investments in debt securities are generally traded on a "net" basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. Investments in equity securities are generally traded on exchanges or on over-the-counter markets at fixed commission rates or on a net basis. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. The policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions. To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and, to a lesser extent, statistical assistance furnished to the Adviser of the Fund.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. For the fiscal year ended October 31, 2002, the Fund paid $230,406 as compensation to brokers for research services such as industry, economic and company reviews and evaluations of securities.

Research services received from broker-dealers supplement the Adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices and ratings of securities. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with the Adviser's personnel with respect to computerized systems and data furnished as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

The outside research assistance is useful to the Adviser since the broker-dealers used by the Adviser tend to follow a broader universe of securities and other matters than the Adviser's staff can follow. In addition, the research provides the Adviser with a diverse perspective on financial markets. Research services provided to the Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities. In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments.

The Adviser believes that the research services are beneficial in supplementing the Adviser's research and analysis and that they improve the quality of the Adviser's investment advice. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The advisory fee paid by the Fund is not reduced because the Adviser receives such services. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. However, to the extent that the Adviser would have purchased research services had they not been provided by broker-dealers, the expenses to the Adviser could be considered to have been reduced accordingly. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis.

While the Adviser's officers will be primarily responsible for the allocation of the Fund's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees. For the fiscal years ended October 31, 2002, 2001 and 2000, the Fund paid negotiated brokerage commissions of $3,100,125, $1,873,850 and $1,206,690, respectively.

The Adviser may determine target levels of commission business with various brokers on behalf of its clients (including the Fund) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Fund and other mutual funds advised by the Adviser in particular, including sales of the Fund. In connection with (3) above, the Fund's trades may be executed directly by dealers that sell shares of the John Hancock funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution and the Conduct Rules of the National Association of Securities Dealers, Inc. The Adviser will not use a specific formula in connection with any of these considerations to determine the target levels.

Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through brokers affiliated with the Adviser ("Affiliated Brokers"). Affiliated Brokers may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Fund, the Adviser, or the Affiliated Broker. Because the Adviser that is affiliated with the Affiliated Broker has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or an "Affiliated Broker"). For the fiscal years ended October 31, 2000, 2001 and 2002, the Fund did not execute portfolio transactions with Signator.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each participating account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services monthly a fee which is based on an annual rate of $16.00 for each Class A shareholder account and $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account. The Fund also pays Signature Services monthly a fee which is based on an annual rate of 0.05% of average daily net assets attributable to Class A, Class B and Class C shares. For Class A, B, and C shares, the Fund also pays certain out-of pocket expenses. Expenses for Class A, B and C shares are aggregated and allocated to each class on the basis of their relative net asset values. The Fund pays Signature Services monthly a fee which is based on an annual rate of 0.05% of average daily net assets attributable to Class I shares plus certain out-of pocket expenses.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and The Bank of New York, One Wall Street, New York, New York 10286. Under the custodian agreement, The Bank of New York is performing custody, Foreign Custody Manager and fund accounting services.

INDEPENDENT AUDITORS

The independent auditors of the Fund are Deloitte & Touche, LLP, 200 Berkeley Street, Boston, Massachusetts 02116. Deloitte & Touche, LLP audits and renders opinions on the Fund's annual financial statements and reviews the Fund's annual Federal income tax returns.

Until October 31, 2002, the independent auditors of the Fund were Ernst & Young, LLP, 200 Clarendon Street, Boston, Massachusetts 02116. The financial statements of the Fund, incorporated by reference in the Prospectus and this Statement of Additional Information, have been audited by Ernst & Young, LLP for the periods indicated in their report with respect to those financial statements and are included in reliance upon the authority of Ernst & Young, LLP as experts in accounting and auditing.

APPENDIX-A-Description of Investment Risk

MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectuses.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them with examples of related securities and investment practices included in brackets. See the "Investment Objective and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The Fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., short sales, financial futures and options; securities and index options, currency contracts).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. (e.g., borrowing; reverse repurchase agreements, repurchase agreements, securities lending, non-investment-grade securities, financial futures and options; securities and index options).

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. (e.g., foreign equities, financial futures and options; securities and index options, currency contracts).

Information risk The risk that key information about a security or market is inaccurate or unavailable. (e.g., non-investment-grade securities, foreign equities).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g., non-investment-grade securities, financial futures and options; securities and index options).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g., borrowing; reverse repurchase agreements, when-issued securities and forward commitments).

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g., non-investment-grand securities, short sales, restricted and illiquid securities, financial futures and options securities and index options; currency contracts).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g., short sales, short-term trading, when-issued securities and forward commitments, non-investment-grade securities, foreign equities, financial futures and options; securities and index options restricted and illiquid securities).

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events. (e.g., foreign equities).

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g., short sales, when-issued securities and forward commitments; financial futures and options; securities and index options, currency contracts).

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.(e.g., foreign equities).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for. (e.g., non-investment-grade securities, restricted and illiquid securities).

APPENDIX B - Description of Bond Ratings

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment at some time in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack the characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

STANDARD & POOR'S RATINGS GROUP

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B: Debt rated BB, and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

FINANCIAL STATEMENTS

The financial statements listed below are included in the Fund's 2002 Annual Report to Shareholders for the year ended October 31, 2002; (filed electronically on December 27, 2002, accession number 0000928816-02-000994) and incorporated by reference into Part B of the Registration Statement for John Hancock Small Cap Growth Fund (file nos. 811-3392 and 2-75807).

John Hancock Series Trust
    John Hancock Small Cap Growth Fund

    Statement of Assets and Liabilities as of October 31, 2002.
    Statement of Operations for year ended October 31, 2002.
    Statement of Changes in Net Assets for the two years in the period ended
     October 31, 2002.
    Financial Highlights for each of the five years in the period ended
     October 31, 2002.
    Notes to Financial Statements.
    Schedule of Investments as of October 31, 2002.
    Report of Independent Auditors.

Sign up for electronic delivery at www.jhancock.com/funds/edelivery

418PN 7/03
Draft 5/15/03

                                   JOHN HANCOCK
--------------------------------------------------------------------------------
Prospectus 7.1.03                  Institutional funds

                                   Focused Small Cap Growth Fund

     [LOGO](R)
------------------
JOHN HANCOCK FUNDS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

A summary of the fund's             Focused Small Cap Growth Fund              4
goals, strategies, risks,
performance and expenses.

Policies and instructions for       Your account
opening, maintaining and
closing an account.                 Who can buy shares                         6
                                    Opening an account                         6
                                    Buying shares                              7
                                    Selling shares                             8
                                    Transaction policies                      10
                                    Dividends and account policies            10

Further information on              Fund details
the fund.
                                    Business structure                        11
                                    Financial highlights                      12

                                    For more information              back cover

Focused Small Cap Growth Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of small-capitalization companies--companies in the capitalization range of the Russell 2000 Growth Index. On May 31, 2003, that range was $___ million to $____ billion. The fund utilizes a focused investment strategy and will typically concentrate its investments in 50 to 70 companies.

In managing the portfolio, the managers look for companies in the emerging growth phase of development that are not yet widely recognized. The fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerating earnings.

In choosing individual securities, the managers use fundamental financial analysis to identify rapidly growing companies. The managers favor companies that dominate their market niches or are poised to become market leaders. They look for strong senior management teams and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest in preferred stock and other types of equity securities, and may invest up to 10% of assets in foreign securities.

The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies). The fund may not invest more than 5% of assets, at time of purchase, in any one security.

Under normal circumstances, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash or cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class I total returns
2003 total return as of 3-31-03: -7.34%
Best quarter: Q4 '99, 47.34%
Worst quarter: Q1 '01, -28.76%

After-tax returns

After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

[The following information was represented as a bar graph in the printed piece.]

--------------------------------------------------------------------------------
Calendar year total returns
--------------------------------------------------------------------------------
 1997     1998     1999       2000      2001      2002
14.86%   16.54%   77.12%   -23.10%   -25.16%   -32.98%

--------------------------------------------------------------------------------------
Average annual total returns for periods ending 12-31-02
--------------------------------------------------------------------------------------
                                                             1 year    5 year  Life of
                                                                                  Fund
Class I before tax (began 5-2-96)                            -32.98%   -4.46%    0.56%
Class I after tax on distributions                           -32.98%   -6.14%   -0.78%
Class I after tax on distributions, with sale                -20.25%   -3.21%    0.68%
--------------------------------------------------------------------------------------
Russell 2000 Growth Index                                    -30.26%   -6.59%   -3.45%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to movements in the stock market. Because the fund concentrates on smaller companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. In addition, the fund focuses on a limited number of companies, which could cause greater fluctuations in share price than would occur in a more diversified fund.

Stocks of smaller companies are more risky than those of larger companies. Many of these companies are young and have a limited track record. Because their businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

The fund's investment strategy will influ-ence performance significantly. Small-company stocks could fall out of favor, causing the fund to underperform funds that focus on other types of stocks. Also, growth stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on value stocks. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. Similarly, if the individual securities do not perform as the management team expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o In a down market, derivatives and other higher-risk securities could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.

o     Certain derivatives could produce disproportionate losses.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

================================================================================
YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.80%
Other expenses                                                             2.21%
Total fund operating expenses(1)                                           3.01%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions, that the average annual return was 5% and that your shares were redeemed at the end of the time frames. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses(1)                        Year 1       Year 3       Year 5      Year 10
--------------------------------------------------------------------------------
                                     $304         $930       $1,582       $3,327

(1) The adviser has agreed to limit the fund's expenses (excluding transfer agent expenses) to 0.85%. This expense reduction is not contractual and may be discontinued at any time. This limitation has not been reflected in these expenses. Net fund operating expenses after taking into account this expense reduction were 1.11% at February 28, 2003.

================================================================================
PORTFOLIO MANAGERS

Bernice S. Behar, CFA
------------------------------------
Senior vice president
Joined fund team in 1996
Joined John Hancock Advisers in 1991
Began business career in 1986

Anurag Pandit, CFA
------------------------------------
Vice president
Joined fund team in 1996
Joined John Hancock Advisers in 1996
Began business career in 1984

FUND CODES

Ticker                  JCGYX
CUSIP                   410132856
Newspaper               --
JH fund number          418

Your account

--------------------------------------------------------------------------------
WHO CAN BUY SHARES

Class I shares are offered without any sales charge to certain types of investors, as noted below:

      o     Retirement and other benefit plans and their participants

      o Rollover assets for participants whose plans are invested in the fund

      o     Certain trusts, endowment funds and foundations

      o Any state, county or city, or its instrumentality, department, authority or agency

      o Insurance companies, trust companies and bank trust departments buying shares for their own account

      o     Investment companies not affiliated with the adviser

      o Clients of service agents and broker/dealers who have entered into an agreement with John Hancock Funds

      o Investors who participate in fee-based, wrap and other investment platform programs

      o     Any entity that is considered a corporation for tax purposes

      o Fund trustees and other individuals who are affiliated with this fund or other John Hancock funds

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine if you are eligible, by referring to "Who can buy shares" on the left.

3 Determine how much you want to invest. The minimum initial investment is $10,000. There is no minimum investment for retirement plans with at least 350 eligible employees.

4 Complete the appropriate parts of the account application, carefully following the instructions. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. You must submit additional documentation when opening trust, corporate or power of attorney accounts.

5     Make your initial investment using the table on the next page.

6 If you have questions or need more information, please contact your financial representative or call Signature Services at 1-888-972-8696.

John Hancock Funds may pay significant compensation out of its own resources to your financial representative.

Your broker/dealer or agent may charge you a fee to effect transactions in fund shares.

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
           Opening an account                  Adding to an account

By check

[Clip Art] o  Make out a check for the         o  Make out a check for the
              investment amount, payable to       investment amount payable to
              "John Hancock Signature             "John Hancock Signature
              Services, Inc."                     Services, Inc."
           o  Deliver the check and your       o  Fill out the detachable
              completed application to your       investment slip from an
              financial representative, or        account statement. If no
              mail them to Signature Services     slip is available, include
              (address below).                    a note specifying the fund
                                                  name(s), your share class,
                                                  your account number and the
                                                  name(s) in which the
                                                  account is registered.
                                               o  Deliver the check and
                                                  investment slip or note to
                                                  your financial
                                                  representative, or mail
                                                  them to Signature Services
                                                  (address below).

By exchange

[Clip Art] o  Call your financial              o  Call your financial
              representative or Signature         representative or Signature
              Services to                         Services to request an
              request an exchange.                exchange.
           o  You may only exchange for        o  You may only exchange for
              shares of other institutional       shares of other
              funds or Class I shares.            institutional funds or
                                                  Class I shares.

By wire

[Clip Art] o  Deliver your completed           o  Instruct your bank to wire
              application to your financial       the amount of your
              representative or mail it to        investment to:
              Signature Services.                   First Signature Bank & Trust
           o  Obtain your account number by         Account # 900022260
              calling your financial                Routing # 211475000
              representative or Signature      Specify the fund name(s), your
              Services.                        share class, your account
           o  Instruct your bank to wire the   number and the name(s) in
              amount of your investment to:    which the account is
                 First Signature Bank & Trust  registered. Your bank may
                 Account # 900022260           charge a fee to wire funds.
                 Routing # 211475000
           Specify the fund name(s), the
           share class, the new account
           number and the name(s) in
           which the account is
           registered. Your bank may
           charge a fee to wire funds.

By phone

[Clip Art] See "By exchange" and "By wire."    o  Verify that your bank or
                                                  credit union is a member of
                                                  the Automated Clearing
                                                  House (ACH) system.
                                               o  Complete the "To Purchase,
                                                  Exchange or Redeem Shares
                                                  via Telephone" and "Bank
                                                  Information" sections on
                                                  your account application.
                                               o  Call Signature Services to
                                                  verify that these features
                                                  are in place on your
                                                  account.
                                               o  Call your financial
                                                  representative or Signature
                                                  Services with the fund
                                                  name(s), your share class,
                                                  your account number, the
                                                  name(s) in which the
                                                  account is registered and
                                                  the amount of your
                                                  investment.

---------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions
and assistance.
---------------------------------------------------------

                                                                  YOUR ACCOUNT 7

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
           Designed for                       To sell some or all of your shares

By letter

[Clip Art] o  Sales of any amount; however,   o  Write a letter of instruction
              sales of $5 million or more        indicating the fund name, your
              must be made by letter.            account number, your share
           o  Certain requests will require      class, the name(s) in which the
              a Medallion signature guaran-      account is registered and the
              tee. Please refer to "Selling      dollar value or number of
              shares in writing."                shares you wish to sell.
                                              o  Include all signatures and any
                                                 additional documents that may
                                                 be required (see next page).
                                              o  Mail the materials to Signature
                                                 Services.
                                              o  A check or wire will be sent
                                                 according to your letter of
                                                 instruction.

By phone

[Clip Art] o  Sales of up to $5 million.      o  To place your request with a
                                                 representative at John Hancock
                                                 Funds, call Signature Services
                                                 between 8 A.M. and 4 P .M.
                                                 Eastern Time on most business
                                                 days.
                                              o  Redemption proceeds of up to
                                                 $100,000 may be sent by wire or
                                                 by check. A check will be
                                                 mailed to the exact name(s) and
                                                 address on the account.
                                                 Redemption proceeds exceeding
                                                 $100,000 must be wired to your
                                                 designated bank account.

By wire or electronic funds transfer (EFT)

[Clip Art] o  Requests by letter to sell any  o  To verify that the telephone
              amount.                            redemption privilege is in
           o  Requests by phone to sell up       place on an account, or to
              to $5 million (accounts            request the forms to add it to
              with telephone redemption          an existing account, call
              privileges).                       Signature Services.
                                              o  Amounts of $5 million or more
                                                 will be wired on the next
                                                 business day.
                                              o  Amounts up to $100,000 may be
                                                 sent by EFT or by check. Funds
                                                 from EFT transactions are
                                                 generally available by the
                                                 second business day. Your bank
                                                 may charge a fee for this
                                                 service.

By exchange

[Clip Art] o  Sales of any amount.            o  Obtain a current prospectus
                                                 for the fund into which you
                                                 are exchanging by calling
                                                 your financial
                                                 representative or Signature
                                                 Services.
                                              o  You may only exchange for
                                                 shares of other institutional
                                                 funds or Class I shares.
                                              o  Call your financial
                                                 representative or Signature
                                                 Services to request an
                                                 exchange.

8 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days

o you are selling more than $100,000 worth of shares and are requesting payment by check

o     you are selling more than $5 million worth of shares

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                    Requirements for written requests
--------------------------------------------------------------------------------
                                                                      [Clip Art]

Owners of individual, joint or            o  Letter of instruction.
UGMA/UTMA accounts (custodial accounts    o  On the letter, the signatures of
for minors).                                 all persons authorized to sign for
                                             the account, exactly as the account
                                             is registered.
                                          o  Medallion signature guarantee if
                                             applicable (see above).

Owners of corporate, sole                 o  Letter of instruction.
proprietorship, general partner or        o  Corporate business/organization
association accounts.                        resolution, certified within the
                                             past 12 months, or a John Hancock
                                             Funds business/organization
                                             certification form.
                                          o  On the letter and the resolution,
                                             the signature of the person(s)
                                             authorized to sign for the account.
                                          o  Medallion signature guarantee if
                                             applicable (see above).

Owners or trustees of retirement plan,    o  Letter of instruction.
pension trust and trust accounts.         o  On the letter, the signature(s) of
                                             the trustee(s).
                                          o  Copy of the trust document
                                             certified within the past 12 months
                                             or a John Hancock Funds trust
                                             certification form.
                                          o  Medallion signature guarantee if
                                             applicable (see above).

Joint tenancy shareholders with rights    o  Letter of instruction signed by
of survivorship whose co-tenants are         surviving tenant.
deceased.                                 o  Copy of death certificate.
                                          o  Medallion signature guarantee if
                                             applicable (see above).

Executors of shareholder estates.         o  Letter of instruction signed by
                                             executor.
                                          o  Copy of order appointing executor,
                                             certified within the past 12
                                             months.
                                          o  Medallion signature guarantee if
                                             applicable (see above).

Administrators, conservators,             o  Call 1-888-972-8696 for
guardians and other sellers or account       instructions.
types not listed above.

---------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions
and assistance.
---------------------------------------------------------


                                                                  YOUR ACCOUNT 9

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for the fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The fund uses market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The fund may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. The fund may trade foreign stock or other portfolio securities on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell shares.

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Class I shares for shares of any institutional fund or Class I shares. The registration for both accounts involved must be identical.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties who, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. The fund reserves the right to require that previously exchanged shares and reinvested dividends be in the fund for 90 days before a shareholder is permitted a new exchange. The fund may also refuse any exchange order.

The fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Account Information John Hancock Funds is required by law to obtain information for verifying an account holder's identity. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV minus any applicable sales charges and take other steps that it deems reasonable.

Certificated shares The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certifi-cated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o     after any changes of name or address of the registered owner(s)

o     in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The fund generally distributes most or all of its net earnings in the form of dividends. The fund declares and pays any income dividends annually. Capital gains, if any, are distributed annually.

Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.


10 YOUR ACCOUNT

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund's short-term capital gains are taxable as ordinary income. Dividends from the fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees have the power to change the fund's investment goal without shareholder approval. The trustees also have the power to change the fund's policy of investing at least 80% of its assets in small-capitalization companies without shareholder approval. The fund will provide shareholders with written notice at least 60 days prior to a change in this 80% policy.

The management firm The fund is managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and manages approximately $26 billion in assets as of March 31, 2003.

Management fee For the fiscal year ended February 28, 2003, the fund paid the investment adviser 0.00% of the fund's average daily net assets in management fees, after expense reimbursement.

                                                                 YOUR ACCOUNT 11

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

This table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Focused Small Cap Growth Fund
Figures audited by Deloitte & Touche LLP.

PERIOD ENDED:                                             2-28-99    2-29-00    2-28-01    2-28-02    2-28-03
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $11.74     $11.65     $24.43     $10.49      $8.40
Net investment loss(1)                                      (0.07)     (0.09)     (0.10)     (0.06)     (0.06)
Net realized and unrealized gain (loss) on investments       0.61      15.13     (11.92)     (2.03)     (2.47)
Total from investment operations                             0.54      15.04     (12.02)     (2.09)     (2.53)
Less distributions
From net realized gain                                      (0.63)     (2.26)     (1.92)        --         --
Net asset value, end of period                             $11.65     $24.43     $10.49      $8.40      $5.87
Total return(2,3) (%)                                        4.67     136.18     (50.27)    (19.92)    (30.12)
--------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $2         $9         $5         $4         $3
Ratio of expenses to average net assets (%)                  0.90       0.90       0.90       0.95       1.11
Ratio of adjusted expenses to average net assets(4) (%)      4.12       3.19       2.04       2.27       3.01
Ratio of net investment loss to average net assets (%)      (0.60)     (0.57)     (0.56)     (0.65)     (0.86)
Portfolio turnover (%)                                        125        238        242        143        107

(1)   Based on the average of the shares outstanding.
(2)   Assumes dividend reinvestment.
(3) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(4) Does not take into consideration expense reductions during the periods shown.

================================================================================
The following returns are not audited and are not part of the audited financial highlights presented above:
Without the expense reductions, returns for the fund for the years ended February 28, 1999, February 29, 2000, February 28, 2001, 2002 and 2003 would have been 1.45%, 133.89%, (51.41%), (21.24%) and (32.02)%, respectively.


12 FUND DETAILS

For more information

Two documents are available that offer further information on John Hancock Focused Small Cap Growth Fund:

Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

By EASI-Line: 1-800-597-1897

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2003 JOHN HANCOCK FUNDS, LLC                                      418PN  7/03

[LOGO](R)

John Hancock Funds, LLC
MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

www.jhfunds.com

Draft 5/20/03


                   JOHN HANCOCK FOCUSED SMALL CAP GROWTH FUND

                                 Class I Shares
                       Statement of Additional Information

                                  July 1, 2003

This Statement of Additional Information provides information about John Hancock Focused Small Cap Growth Fund (the "Fund") in addition to the information in the Fund's current Prospectus for Class I shares (the "Prospectus"). The Fund is a diversified series of John Hancock Institutional Series Trust (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus. This Statement of Additional Information incorporates by reference the Fund's Annual Report. A copy of the Prospectus or Annual Report can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1001
                        Boston, Massachusetts 02217-1001
                                1-(888)-972-8696


                                TABLE OF CONTENTS
                                                                            Page

Organization of the Fund.................................................      2
Investment Objective and Policies........................................      2
Investment Restrictions..................................................     12
Those Responsible for Management.........................................     15
Investment Advisory and Other Services...................................     23
Distribution Contracts...................................................     26
Sales Compensation.......................................................     26
Net Asset Value..........................................................     26
Special Redemptions......................................................     27
Additional Services and Programs.........................................     27
Purchase and Redemptions through Third Parties...........................     27
Description of the Fund's Shares.........................................     28
Tax Status...............................................................     29
Calculation of Performance...............................................     33
Brokerage Allocation.....................................................     36
Transfer Agent Services..................................................     38
Custody of Portfolio.....................................................     39
Independent Auditors.....................................................     39
Appendix A- Description of Investment Risk...............................    A-1
Appendix B-Description of Bond Ratings...................................    B-1
Financial Statements.....................................................    F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts. Prior to July 1, 2001, the Fund was called John Hancock Small Capitalization Growth Fund.

The investment adviser of the Fund is John Hancock Advisers, LLC (prior to February 1, 2002, John Hancock Advisers, Inc.) (the "Adviser"). The Adviser is an indirect wholly-owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company) (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The Life Company is wholly owned by John Hancock Financial Services, Inc., a Delaware corporation organized in February, 2000.

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies as discussed in the Prospectus. Appendix A contains further information describing investment risks. The investment objective of the Fund is nonfundamental and may be changed without shareholder approval. There is no assurance that the Fund will achieve its investment objective.

The Fund seeks long-term growth of capital. The Fund's performance and risk profile benchmark is the Russell 2000 Growth Index which is comprised of stocks of companies with a greater-than-average growth orientation and represents a universe of stocks from which growth managers typically select.

The Fund has adopted certain investment restrictions that are detailed under "Investment Restrictions" in this Statement of Additional Information where they are classified as fundamental or nonfundamental. Those restrictions designated as fundamental may not be changed without shareholder approval. The Fund's investment objective, investment policies and nonfundamental restrictions, however, may be changed by a vote of the Trustees without shareholder approval. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

With respect to the Fund's policy of investing at least 80% of its Assets in small capitalization companies, "Assets" means net assets plus the amount of any borrowings for investment purposes. Also, with respect to this 80% policy, the Fund will notify shareholders at least 60 days prior to any change in this policy.

For a further description of the Fund's investment objectives, policies and restrictions see "Goal and Strategy" and "Main Risks" in the Fund's Prospectus and "Investment Restrictions" in this Statement of Additional Information.

Common stocks. The Fund may invest in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of such entity's preferred stock and other senior equity. Ownership of common stock usually carries with it the right to vote and, frequently, an exclusive right to do so. Common stocks have the potential to outperform fixed-income securities over the long term. Common stocks provide the most potential for growth, yet are the more volatile of the two asset classes.

Debt Securities. Under normal conditions, the Fund will not invest in any debt securities. However, in abnormal conditions, the Fund may temporarily invest in U.S. Government securities and U.S.

Government agency securities with maturities of up to three years, and may also invest more than 10% of assets in cash and/or cash equivalents (including U.S. Government securities maturing in 90 days or less). Debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk).

Preferred stocks. The Fund may invest in preferred stocks. Preferred stock generally has a preference to dividends and, upon liquidation, over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible securities. The Fund may invest in convertible preferred stocks. Investments in convertible securities are not subject to the rating criteria with respect to non-convertible debt obligations. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which such securities are convertible, depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends upon the degree to which the convertible security sells above its value as a fixed-income security.

Investment in Foreign Securities. The Fund may invest up to 10% of total assets in foreign equity securities. Foreign equities include but are not limited to common stocks, convertible preferred stocks, preferred stocks, warrants, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and European Depositary Receipts ("EDRs"). ADRs (sponsored and unsponsored) are receipts, typically issued by U.S. banks, which evidence ownership of underlying securities issued by a foreign corporation. ADRs are publicly traded on a U.S. stock exchange or in the over-the-counter market. An investment in foreign securities including ADRs may be affected by changes in currency rates and in exchange control regulations. Issuers of unsponsored ADRs are not contractually obligated to disclose material information including financial information, in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. Foreign companies may not be subject to accounting standards or government supervision comparable to U.S. companies, and there is often less publicly available information about their operations. Foreign companies may also be affected by political or financial inability abroad. These risk considerations may be intensified in the case of investments in ADRs of foreign companies that are located in emerging market countries. ADRs of companies located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases capital gains and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. The Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

The U.S. Government has from time to time in the past imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as the Fund. If such restrictions should be reinstituted, it might become necessary for the Fund to invest all or substantially all of its assets in U.S. securities. In such event, the Fund would review its investment objective and investment policies to determine whether changes are appropriate.

The Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Fund are redeemable on a daily basis in U.S. dollars, the Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars. Under present conditions, it is not believed that these considerations will have any significant effect on its portfolio strategy.

Foreign Currency Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market.

The Fund may also enter into forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. The Fund may elect to hedge less than all of its foreign portfolio positions as deemed appropriate by the Adviser. The Fund will not engage in speculative forward foreign currency exchange transactions.

If the Fund purchases a forward contract, the Fund will segregate cash or liquid securities in a separate account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal the amount of the Fund's commitment with respect to such contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Funds to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

Repurchase Agreements. The Fund may enter into repurchase agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights.

Reverse Repurchase Agreements and Other Borrowings. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting its repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements.

In addition, the Fund will not enter into reverse repurchase agreements or borrow money, except from banks temporarily for extraordinary or emergency purposes (not for leveraging) in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under the procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities Indices. The Fund may purchase and write (sell) call and put options on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options for any non-speculative purpose. These include using options as a substitute for the purchase or sale of securities or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on a securities index written by the Fund obligates the Fund to make a cash payment reflecting any increase in the index above a specified level to the holder of the option if the option is exercised at any time before the expiration date. A put option on a securities index written by the Fund obligates the Fund to make a cash payment reflecting any decrease in the index below a specified level from the option holder if the option is exercised at any time before the expiration date. Options on securities indices do not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account with a value at least equal to the Fund's obligation under the option,
(ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. The Fund may also cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase index call options in anticipation of an increase, or index put options in anticipation of a decrease ("protective puts"), in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of an index call option would entitle the Fund, in return for the premium paid, to receive a cash payment reflecting any increase in the index above a specified level upon exercising the option during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if the amount of this cash payment exceeded the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of an index put option would entitle the Fund, in exchange for the premium paid, to receive a cash payment reflecting any decrease in the index below a specified level upon exercising the option during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. The Fund would ordinarily realize a gain if, during the option period, the level of the index decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts. The Fund may purchase and sell various kinds of futures contracts on securities indices, and purchase and write call and put options on these futures contracts, for any non-speculative purpose. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. An index futures contract may generally be described as an agreement between two parties to deliver a final cash settlement price based on an increase or decrease in the level of the index above or below a specified level. Unlike some futures contracts, index futures do not involve the physical delivery of securities at the end of trading in the contract.

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the contract will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire. When securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may be based on indices that include securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing index futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices rates then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase index futures contracts as a substitute for transactions in securities. For example, the Fund may engage in these substitution transactions in order to remain fully invested in the stock market while maintaining a sufficient cash position to meet the Fund's liquidity needs.

Options on Futures Contracts. The Fund may purchase and write options on index futures for the same purposes as its transactions in index futures contracts. The purchase of put and call options on index futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on an index futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on an index futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on index futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in index futures and related options transactions for bona fide hedging or other non-speculative purposes. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long index futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualifications as a regulated investment company for federal income tax purposes.

Transactions in index futures contracts and options on index futures involve brokerage costs, require margin deposits and, in the case of contracts and options that are economically equivalent to the purchase of securities, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in index futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's index futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued and forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Warrants. The Fund may invest in warrants. Warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants tend to be more volatile than their underlying securities. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

Government Securities. The Fund may invest in government securities. However, under normal conditions, the Fund will not invest in any debt securities, with the exception of cash equivalents (which include U.S. Government securities maturing in 90 days or less). In abnormal conditions, the Fund may temporarily invest in U.S. Government securities and U.S. Government agency securities with maturities of up to three years, and may also invest more than 10% of total assets in cash and/or cash equivalents. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("GNMA"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("FHLMC"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("FNMA"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Ratings as Investment Criteria. In general, the ratings of Moody's and S&P represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Funds as initial criteria for the selection of portfolio securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the rating of Moody's and S&P and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund, but the Adviser will consider the event in its determination of whether the Fund should continue to hold the securities.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. The Fund can lend portfolio securities having a total value of 33 1/3% of its total assets.

Short-Term Trading. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short term turnover (100% or greater) involves correspondingly greater brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the prospectus.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The Fund has adopted the following investment restrictions which may not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares.

The Fund may not:

1. Issue senior securities, except as permitted by paragraphs 3, 6 and 7 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

2. Purchase securities on margin or make short sales [see non-fundamental investment restriction (d)], or unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except (i) in connection with arbitrage transactions, (ii) for hedging the Fund's exposure to an actual or anticipated market decline in the value of its securities, (iii) to profit from an anticipated decline in the value of a security, and (iv) obtaining such short-term credits as may be necessary for the clearance of purchases and sales of securities.

3. Borrow money, except for the following extraordinary or emergency purposes: (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets; and (iv) in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act. For purposes of this investment restriction, the deferral of Trustees' fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing. The Fund has no current intention of entering into reverse repurchase agreements or dollar rolls.

4. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purpose of the 1933 Act.

5. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein,
         (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

6. Invest in commodities, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies [see non-fundamental investment restriction (f)].

7. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

  8. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

9. With respect to 75% of the Fund's total assets, [see non-fundamental investment restriction (e)] purchase securities of an issuer (other than the U. S. Government, its agencies, instrumentalities or authorities), if:

         (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

         (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Non-Fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.


The Fund may not:

a. Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or
         (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

b. Invest more than 15% of the net assets of the Fund, taken at market value, in illiquid securities.

c. Invest for the purpose of exercising control over or management of any company.

         In addition, the Fund:

d.       May not make short sales.

e. May not invest more than 5% of total assets at time of purchase in any one security (other than U.S. Government securities).

f. May only purchase or sell stock index options, stock index futures and stock index options on futures.

g. May not invest more than 10% of total assets in cash and/or cash equivalents (except cash segregated in relation to futures, forward and option contracts).

h. Will not, under normal conditions, invest in any debt securities. However, in abnormal conditions, the fund may temporarily invest in U.S. Government securities and U.S. Government agency securities with maturities of up to three years, and may also invest more than 10% of total assets in cash and/or cash equivalents (including U.S. Government securities maturing in 90 days or less).

i. May invest up to 10% of total assets in foreign securities. Foreign equities include but are not limited to common stocks, convertible preferred stock, preferred stocks, warrants, ADRs, GDRs and EDRs.


Except with respect to borrowing money, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of a Fund's assets will not be considered a violation of the restriction.

The Funds will invest only in countries on the Adviser's Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser's investment department that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.

If allowed by the Fund's other investment policies and restrictions, the Fund may invest up to 5% of its total assets in Russian equity securities and up to 10% of its total assets in Russian fixed income securities. All Russian securities must be: (1) denominated in U.S. or Canadian dollars, euros, sterling, or yen; (2) traded on a major exchange; and (3) held physically outside of Russia.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, including certain Trustees who are not "interested persons" of the Fund or the Trust (as defined by the Investment Company Act of 1940) (the "Independent Trustees"), who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds").



---------------------------- ------------- ----------- ----------------------------------------------- ----------------
                                                                                                       Number of John
                             Position(s)   Trustee/                                                    Hancock  Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other               Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years               Trustee
---------------------------- ------------- ----------- ----------------------------------------------- ----------------
Independent Trustees
---------------------------- ------------- ----------- ----------------------------------------------- ----------------
James F. Carlin              Trustee       1992        Chairman and CEO, Alpha Analytical              30
Born:  1940                                            Laboratories (chemical analysis); Part Owner
                                                       and Treasurer, Lawrence Carlin Insurance
                                                       Agency, Inc. (since 1995); Part Owner and
                                                       Vice President, Mone Lawrence Carlin
                                                       Insurance Agency, Inc. (since 1996);
                                                       Director/Treasurer, Rizzo Associates (until
                                                       2000);  Chairman and CEO, Carlin
                                                       Consolidated, Inc. (management/investments);
                                                       Director/Partner, Proctor Carlin & Co., Inc.
                                                       (until 1999); Trustee, Massachusetts Health
                                                       and Education Tax Exempt Trust; Director of
                                                       the following:  Uno Restaurant Corp. (until
                                                       2001), Arbella Mutual (insurance) (until
                                                       2000), HealthPlan Services, Inc. (until
                                                       1999), Flagship Healthcare, Inc. (until
                                                       1999), Carlin Insurance Agency, Inc. (until
                                                       1999), Chairman, Massachusetts Board of
                                                       Higher Education (until 1999).

---------------------------- ------------- ----------- ----------------------------------------------- ----------------

(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.


                                       15





---------------------------- ------------- ----------- ----------------------------------------------- ----------------
                                                                                                       Number of John
                             Position(s)   Trustee/                                                    Hancock  Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other               Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years               Trustee
----------------------------- ------------- ----------- ------------------------------------------------ --------------

----------------------------- ------------- ----------- ------------------------------------------------ --------------
William H. Cunningham         Trustee       1994        Former Chancellor, University of Texas System    30
Born:  1944                                             and former President of the University of
                                                        Texas, Austin, Texas; Chairman and CEO, IBT
                                                        Technologies (until 2001); Director of the
                                                        following: The University of Texas
                                                        Investment Management Company (until 2000),
                                                        Hire.com (since 2000), STC Broadcasting, Inc.
                                                        and Sunrise Television Corp. (until 2001),
                                                        Symtx, Inc. (since 2001), Adorno/Rogers
                                                        Technology, Inc. (since 2001), Pinnacle Foods
                                                        Corporation (since 2001), rateGenius (since
                                                        2001), LaQuinta Motor Inns, Inc. (hotel
                                                        management company)(until 1998),
                                                        Jefferson-Pilot Corporation (diversified
                                                        life insurance company), New Century Equity
                                                        Holdings (formerly Billing Concepts) (until
                                                        2001), eCertain (until 2001), ClassMap.com
                                                        (until 2001), Agile Ventures (until 2001),
                                                        LBJ Foundation (until 2000), Golfsmith
                                                        International, Inc. (until 2000), Metamor
                                                        Worldwide (until 2000), AskRed.com (until 2001),
                                                        Southwest Airlines and Introgen; Advisory
                                                        Director, Q Investments; Advisory Director, Chase
                                                        Bank (formerly Texas Commerce Bank - Austin),
                                                        LIN Television (since 2002) , WilTel
                                                        Communications (since 2002).

----------------------------- ------------- ----------- ------------------------------------------------ --------------
Ronald R. Dion                Trustee       1998        Chairman and Chief Executive Officer, R.M.       30
Born:  1946                                             Bradley & Co., Inc.; Director, The New England
                                                        Council and Massachusetts Roundtable; Trustee,
                                                        North Shore Medical Center; Director, BJ's
                                                        Wholesale Club, Inc. and a corporator of the
                                                        Eastern Bank; Trustee, Emmanuel College.

----------------------------- ------------- ----------- ------------------------------------------------ --------------

(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.


                                       16




---------------------------- ------------- ----------- ----------------------------------------------- ----------------
                                                                                                       Number of John
                             Position(s)   Trustee/                                                    Hancock  Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other               Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years               Trustee
----------------------------- ------------- ----------- ---------------------------------------------- --------------
----------------------------- ------------- ----------- ---------------------------------------------- --------------
Charles L. Ladner             Trustee       1994        Chairman and Trustee, Dunwoody Village, Inc.   30
Born:  1938                                             (continuing care retirement community);
                                                        Senior Vice President and Chief Financial
                                                        Officer, UGI Corporation (Public Utility
                                                        Holding Company) (retired 1998); Vice
                                                        President and Director for AmeriGas, Inc.
                                                        (retired 1998); Director of AmeriGas
                                                        Partners, L.P. (until 1997)(gas
                                                        distribution); Director, EnergyNorth, Inc.
                                                        (until 1995); Director, Parks and History
                                                        Association (since 2001).

----------------------------- ------------- ----------- ---------------------------------------------- --------------
Steven Pruchansky             Trustee       1991        Chairman and Chief Executive Officer, Mast     30
Born:  1944                                             Holdings, Inc. (since 2000); Director and
                                                        President, Mast Holdings, Inc. (until 2000);
                                                        Managing Director, JonJames, LLC (real
                                                        estate)(since 2001); Director, First
                                                        Signature Bank & Trust Company (until 1991);
                                                        Director, Mast Realty Trust (until 1994);
                                                        President, Maxwell Building Corp. (until
                                                        1991).

----------------------------- ------------- ----------- ---------------------------------------------- --------------
Norman H. Smith               Trustee       1991        Lieutenant General, United States Marine       30
Born:  1933                                             Corps; Deputy Chief of Staff for Manpower
                                                        and Reserve Affairs, Headquarters Marine
                                                        Corps; Commanding General III Marine
                                                        Expeditionary Force/3rd Marine Division
                                                        (retired 1991).

----------------------------- ------------- ----------- ---------------------------------------------- --------------

(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.


                                       17





---------------------------- ------------- ----------- ----------------------------------------------- ----------------
                                                                                                       Number of John
                             Position(s)   Trustee/                                                    Hancock  Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other               Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years               Trustee
---------------------------- ------------- ----------- ------------------------------------------------- ---------------
John P. Toolan               Trustee       1991        Director, The Smith Barney Muni Bond Funds, The   30
Born:  1930                                            Smith Barney Tax-Free Money Funds, Inc.,
                                                       Vantage Money Market Funds (mutual funds), The
                                                       Inefficient-Market Fund, Inc. (closed-end
                                                       investment company); Chairman,  Smith Barney
                                                       Trust Company of Florida; Director, Smith
                                                       Barney, Inc., Mutual Management Company and
                                                       Smith Barney Advisers, Inc. (investment
                                                       advisers) (retired 1991); Senior Executive Vice
                                                       President, Director and member of the Executive
                                                       Committee, Smith Barney, Harris Upham & Co.,
                                                       Incorporated (investment bankers) (until 1991).

---------------------------- ------------- ----------- ------------------------------------------------- ---------------
Interested Trustees
---------------------------- ------------- ----------- ------------------------------------------------- ---------------
John M. DeCiccio (3)         Trustee       2001        Executive Vice President and Chief Investment     61
Born:  1948                                            Officer, John Hancock Financial Services, Inc.;
                                                       Director, Executive Vice President and Chief
                                                       Investment Officer, John Hancock Life Insurance
                                                       Company; Chairman of the Committee of Finance of
                                                       John Hancock Life Insurance Company;
                                                       Director, John Hancock Subsidiaries, LLC,
                                                       Hancock Natural Resource Group, Independence
                                                       Investment LLC, Independence Fixed Income
                                                       LLC, John Hancock Advisers, LLC (the
                                                       "Adviser") and The Berkeley Financial Group,
                                                       LLC ("The Berkeley Group"), John Hancock
                                                       Funds, LLC ("John Hancock Funds"), Massachusetts
                                                       Business Development Corporation; Director,
                                                       Insurance Agency, Inc. (until 1999) and John
                                                       Hancock Signature Services, Inc.("Signature
                                                       Services") (until 1997).

---------------------------- ------------- ----------- ------------------------------------------------- ---------------

(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.


                                       18




---------------------------- ------------- ----------- ----------------------------------------------- ----------------
                                                                                                       Number of John
                             Position(s)   Trustee/                                                    Hancock  Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other               Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years               Trustee
--------------------------- -------------- ----------- ------------------------------------------------- ---------------
Maureen R. Ford (3)         Trustee,       2000        Executive Vice President, John Hancock            61
Born:  1955                 Chairman,                  Financial Services, Inc., John Hancock Life
                            President                  Insurance Company; Chairman, Director,
                            and Chief                  President and Chief Executive Officer, the
                            Executive                  Advisers and The Berkeley Group; Chairman,
                            Officer                    President, Director and Chief Executive
                                                       Officer, John Hancock Funds; Chairman, Director
                                                       and Chief Executive Officer, Sovereign Asset
                                                       Management Corporation ("SAMCorp."); Director,
                                                       John Hancock Subsidiaries, LLC, Independence
                                                       Investment LLC, Independence Fixed Income LLC
                                                       and Signature Services, Inc.; Senior Vice
                                                       President, MassMutual Insurance Co. (until
                                                       1999).

--------------------------- -------------- ----------- ------------------------------------------------- ---------------
Principal Officers who
are not Trustees
--------------------------- -------------- ----------- ------------------------------------------------- ---------------
William L. Braman           Executive      2000        Executive Vice President and Chief Investment     N/A
Born:  1953                 Vice                       Officer, the Adviser and each of the John
                            President                  Hancock funds; Director, SAMCorp., Executive
                            and Chief                  Vice President and Chief Investment Officer,
                            Investment                 Baring Asset Management, London U.K. (until
                            Officer                    2000).

--------------------------- -------------- ----------- ------------------------------------------------- ---------------
Richard A. Brown            Senior Vice    2000        Senior Vice President, Chief Financial Officer    N/A
Born:  1949                 President                  and Treasurer, the Adviser, John Hancock Funds,
                            and Chief                  and The Berkeley Group;  Second Vice President
                            Financial                  and Senior Associate Controller, Corporate Tax
                            Officer                    Department, John Hancock Financial Services,
                                                       Inc. (until 2001).

--------------------------- -------------- ----------- ------------------------------------------------- ---------------
Thomas H. Connors           Vice           1992        Vice President and Compliance Officer, the        N/A
Born:  1959                 President                  Adviser and each of the John Hancock funds;
                            and                        Vice President, John Hancock Funds.
                            Compliance
                            Officer

--------------------------- -------------- ----------- ------------------------------------------------- ---------------

(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.


                                       19




---------------------------- ------------- ----------- ----------------------------------------------- ----------------
                                                                                                       Number of John
                             Position(s)   Trustee/                                                    Hancock  Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other               Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years               Trustee
--------------------------- -------------- -------------- -------------------------------------------- --------------
William H. King             Vice           1992           Vice  President  and  Assistant  Treasurer,  N/A
Born:  1952                 President                     the Adviser;  Vice  President and Treasurer
                            and                           Treasurer of each of the John Hancock
                                                          funds; Assistant Treasurer of each of
                                                          the John Hancock funds (until 2001).

--------------------------- -------------- -------------- -------------------------------------------- --------------
Susan S. Newton             Senior Vice    1991           Senior Vice President, Secretary and Chief   N/A
Born:  1950                 President,                    Legal Officer, SAMCorp., the Adviser and
                            Secretary                     each of the John Hancock funds, John
                            and Chief                     Hancock Funds and The Berkeley Group; Vice
                            Legal Officer                 President, Signature Services (until
                                                          2000), Director, Senior Vice President and
                                                          Secretary, NM Capital.

--------------------------- -------------- -------------- -------------------------------------------- --------------

(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.


The Fund's Board of Trustees currently has four standing Committees: the Audit Committee, the Administration Committee, the Contracts/Operations Committee and the Investment Performance Committee. Each Committee is comprised of Independent Trustees. The Audit Committee members are Messrs. Ladner and Toolan. The Audit Committee recommends to the full board auditors for the Fund, monitors and oversees the audits of the Fund, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time. The Audit Committee held four meetings during the fiscal year ended February 28, 2003.

The Administration Committee's members are all of the Independent Trustees of the Fund. The Administration Committee reviews the activities of the other four standing committees and makes the final selection and nomination of candidates to serve as Independent Trustees. The Administration Committee will consider nominees recommended by shareholders to serve as Independent Trustees, provided that shareholders submit recommendations in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934. The Administration Committee also works with all Trustees on the selection and election of officers of the Fund and reviews Trustee compensation, evaluates Trustee performance and considers committee membership rotations as well as relevant corporate governance issues. The Administration Committee held four meetings during the fiscal year ended February 28, 2003.

The Contracts/Operations Committee members are Messrs. Carlin and Pruchansky. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Fund and other entities. These contracts include advisory and subadvisory agreements, custodial and transfer agency agreements and arrangements with other service providers. The Contracts/Operations Committee held five meetings during the fiscal year ended February 28, 2003.

The Investment Performance Committee consists of Messrs. Dion and Cunningham. The Investment Performance Committee monitors and analyzes the performance of the Fund generally, consults with the adviser as necessary if the Fund requires special attention, and reviews peer groups and other comparative standards as necessary. The Investment Performance Committee held four meetings during the fiscal year ended February 28, 2003.

The following table provides a dollar range indicating each Trustee's ownership of equity securities of the Fund, as well as aggregate holdings of shares of equity securities of all John Hancock Funds overseen by the Trustee, as of December 31, 2002.

--------------------------------------------------------------------------------
                          Dollar Range of       Aggregate Dollar Range of
                          Fund shares Owned     holdings in John Hancock funds
Name of Trustee           by Trustee (1)        overseen by Trustee (1)
--------------------------------------------------------------------------------
Independent Trustees
--------------------------------------------------------------------------------
James F. Carlin           None                  $10,001-$50,000
--------------------------------------------------------------------------------
William H. Cunningham     None                  $10,001-$50,000
--------------------------------------------------------------------------------
Ronald R. Dion            None                  Over $100,000
--------------------------------------------------------------------------------
Charles L. Ladner         None                  Over $100,000
--------------------------------------------------------------------------------
Steven R. Pruchansky      None                  Over $100,000
--------------------------------------------------------------------------------
Norman H. Smith           None                  Over $100,000
--------------------------------------------------------------------------------
John P. Toolan            None                  $50,001-$100,000
--------------------------------------------------------------------------------
Interested Trustees
--------------------------------------------------------------------------------
John M. DeCiccio          None                  Over $100,000
--------------------------------------------------------------------------------
Maureen R. Ford           None                  Over $100,000
--------------------------------------------------------------------------------

(1) This Fund does participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the funds in the John Hancock complex that participates in the Plan. Under these circumstances, the Trustee is not the legal owner of the underlying shares, but does participate in any positive or negative return on those shares to the same extent as all other shareholders. With regard to Trustees participating in the Plan, if a Trustee was deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2002, the respective "Dollar Range of Fund Shares Owned by Trustee" and the "Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee" would be as follows: none and over $100,000 for Mr. Cunningham, none and over $100,000 for Mr. Dion, none and over $100,000 for Mr. Pruchansky, none and over $100,000 for Mr. Smith, none and over $100,000 for Mr. Toolan.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Mr. DeCiccio and Ms. Ford, each a non-independent Trustee, and each of the officers of the Fund who are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and receive no compensation from the Fund for their services.

                            Aggregate               Total Compensation from
                            Compensation            all Funds in John Hancock
Trustees                    From the Fund(1)        Fund Complex to Trustees (2)
--------                    ----------------        ----------------------------

James F. Carlin                                               $  75,000
William H. Cunningham*                                           75,100
Ronald R. Dion*                                                  75,000
Charles L. Ladner                                                72,000
Steven R. Pruchansky*                                            72,100
Norman H. Smith*                                                 78,000
John P. Toolan*                                                  72,000
                                                             ----------
Total                                                          $519,200

      (1)    Compensation is for fiscal period ended February 28, 2003.

      (2) Total compensation paid by the John Hancock Fund Complex to the Independent Trustees is for the calendar year ended December 31, 2002. As of that date, there were sixty-one funds in the John Hancock Fund Complex, with each of these Independent Trustees serving on thirty funds.

      (*) As of December 31, 2002 the value of the aggregate accrued deferred compensation from all Funds in the John Hancock fund complex for Mr. Cunningham was $428,963, for Mr. Dion was $122,717, for Mr. Pruchansky was $95,779, for Mr. Smith was $204,328 and for Mr. Toolan was $517,774 under the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan").

All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or Directors and/or Trustees of one or more other funds for which the Adviser serves as investment adviser.

As of June , 2003, the officers and Trustees of the Fund as a group beneficially owned less than 1% of the outstanding shares of each of the Funds. As of that date, the following shareholders of record beneficially owned 5% or more of the outstanding shares of the Fund.

Sterling Trust Company                                  %
FBO The Investment Incentive Plan
138 Lawrence St Ste 1400
Denver CO 80204-2060

Sterling Trust Company                                  %
FBO Cape Ann Local Lodge #2654
401K Plan
1380 Lawrence Street Ste 1400
Denver CO 80204-2060

Sterling Trust Company                                  %
FBO ACP-ASIM A
1380 Lawrence Street Ste 1400
Denver CO 80204-2060

The Chase Manhattan Bank                                %
FBO Zapco
Attn: Alfia Monastra
450 West 33rd Street 15th Floor
New York, NY 10001-2697

Sterling Trust Company                                  %
FBO Manistique Papers, Inc. 401K
1380 Lawrence Street Ste 1400
Denver CO 80204-2060

Sterling Trust Company                                  %
FBO Sealol, Inc. Retirement and 401K
1380 Lawrence Street Ste 1400
Denver, CO 80204-2060

Sterling Trust Company                                  %
FBO Chautauqua Airlines, Inc. 401K
1380 Lawrence Street Ste 1400
Denver CO 80204-2060

Sterling Trust Company                                  %
FBO ACP-ASIM B
1380 Lawrence Street Ste 1400
Denver CO 80204-2060


Shareholders of the Fund having beneficial ownership of more than 25% of the shares of the Fund may be deemed for purposes of the Investment Company Act of 1940, as amended, to control the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and as of March 31, 2003 has approximately $26 billion in assets under management in its capacity as investment adviser to the Fund and other funds in the John Hancock group of funds, as well as retail and institutional privately managed accounts. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of approximately $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating from Standard & Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.

The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit, and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage equal on an annual basis to 0.80% of the average of the daily net assets of the Fund.

The advisory fees paid by the Fund are greater than those paid by most funds, but they are comparable to those paid by many investment companies with similar investment objectives and policies.

For the years ended February 28, 2001, February 28, 2002 and February 28, 2003, the Adviser waived the entire investment management fee for the Fund.

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

The Adviser has agreed to limit the Fund's expenses (excluding 12b-1 and transfer agent expenses) to 0.85% of the Fund's average daily net assets. The Adviser reserves the right to terminate this limitation in the future.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Fund or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to its Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the respective Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of the obligations and duties under the applicable Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for as long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The continuation of the Advisory Agreement and the Distribution Agreement (discussed below) was approved by all Trustees. The Advisory Agreement and the Distribution Agreement will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Each Agreement may be terminated on 60 days written notice by any party or by vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.

Board Review of Investment Advisory Agreements The Fund's Board of Trustees is responsible for overseeing the performance of the Fund's investment adviser and determining whether to approve and renew the Fund's Advisory Agreement. The Board has a standing request that the Adviser provide the Board with certain information the Board has deemed important to evaluating the short- and long-term performance of the Adviser. This information includes periodic performance analysis and status reports from the Adviser and quarterly Portfolio and Investment Performance Reports. The Fund's portfolio managers meet with the Board from time to time to discuss the management and performance of the Fund and respond to the Board's questions concerning the performance of the Adviser. When the Board considers whether to renew an investment advisory contract or sub-advisory contract, the Board takes into account numerous factors, including:
(1) the nature, extent and quality of the services provided by the Adviser, (2) the investment performance of the Fund's assets managed by the Adviser; (3) the fair market value of the services provided by the Adviser; (4) a comparative analysis of expense ratios of, and advisory fees paid by, similar funds; (5) the extent to which the Adviser has realized or will realize economies of scale as the Fund grows; (6) other sources of revenue to the Adviser or its affiliates from its relationship with the Fund and intangible or "fall-out" benefits that accrue to the Adviser and its affiliates, if relevant; and (7) the Adviser's control of the operating expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The primary factors underlying the Board's decision to renew the Fund's Advisory Agreement were as follows:

o The Board determined that the performance results of the Fund and the Adviser's responsive actions were reasonable, as compared with relevant performance standards, including the performance results of comparable institutional small cap growth funds derived from data provided by Lipper Inc. and appropriate market indexes.
o The Board decided that the advisory fee paid by the Fund was reasonable based on the average advisory fee for comparable funds.
o The Board evaluated the Adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the Fund's portfolio on both a short-term and long-term basis. The Board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgement, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with the Adviser.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal year ended February 28, 2001, February 28, 2002 and February 28, 2003, the Fund paid the Adviser $1,491, $984 and $ , respectively, for services under this Agreement.

Personnel of the Adviser and its affiliates may trade securities for their personal accounts. The Fund also may hold, or may be buying or selling, the same securities. To prevent the Fund from being disadvantaged, the adviser(s), principal underwriter and the Fund have adopted a code of ethics which restricts the trading activity of those personnel.

DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the Agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. These Selling Brokers are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accepts orders for the purchase of the shares of the Funds which are continually offered at net asset value next determined.

SALES COMPENSATION

As part of its business strategy, John Hancock Funds may pay compensation to financial services firms that sell the Fund's shares. These firms typically pass along a portion of this compensation to your broker or financial representative.

John Hancock Funds may make a one-time payment at the time of initial purchase out of its own resources to a Selling Broker who sells shares of the Fund. This payment may not exceed 0.15% of the amount invested.

In addition, from time to time, John Hancock Funds, at its expense, may provide significant additional compensation to financial services firms in connection with their promotion of the Fund or sale of shares of the Fund. Such compensation provided by John Hancock Funds may include, for example, financial assistance to financial services firms in connection with their marketing and sales development programs for their registered representatives and other employees, as well as payment for travel expenses, including lodging, incurred by registered representatives and other employees for such marketing and sales development programs, as well as assistance for seminars for the public, advertising and sales campaigns regarding one or more Funds, and other financial services firms-sponsored events or activities. From time to time, John Hancock Funds may provide expense reimbursements for special training of a financial services firm's registered representatives and other employees in group meetings. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees or other administrative fees and costs may be offered to the extent not prohibited by law or any self-regulatory agency, such as the NASD.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the Fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class. Investors may exchange between institutional funds and Class I shares.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Fund may be purchased or redeemed through certain broker-dealers or Service Agents ("Brokers"). Brokers may charge for their services or place limitations on the extent to which you may use the services of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, receives the order. If a broker is an agent or designee of the Fund, orders are processed at the NAV next calculated after the broker receives the order. The broker must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Fund for execution at NAV next determined. Some brokers that maintain nominee accounts with the Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. The Adviser, the Fund, and/or John Hancock Funds, LLC (the Fund's principal distributor), share in the expense of these fees.

DESCRIPTION OF FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and four other series. The Trustees have also authorized the issuance of four classes of shares of the Fund, designated as Class A, Class B, Class C and Class I. As of June 1, 2003, there were o outstanding Class a, Class B or Class C shares of the Fund.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of Class A, Class B and Class C shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to Class A, Class B and Class C shares will be borne exclusively by that class; (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares, and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with a request for a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations and affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock Funds. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

TAX STATUS

The Fund, is treated as a separate entity for accounting and tax purposes, has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions and the diversification of its assets, the Fund will not be subject to Federal income tax on taxable income (including net realized capital gains) distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than those gains and losses included in computing net capital gain, after reduction by deductible expenses.). Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

The amount of net realized capital gains, if any, in any given year will result from sales of securities made with a view to the maintenance of a portfolio believed by the Fund's management to be most likely to attain the Fund's objective. Such sales, and any resulting gains or losses, may therefore vary considerably from year to year. At the time of an investor's purchase of shares of the Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio. Consequently, subsequent distributions on these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares and the distributions in reality represent a return of a portion of the purchase price.

If the Fund invests in stock (including an option to acquire stock as is inherent in a convertible bond) of certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends certain rents and royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. The Fund may limit and/or manage its holdings in passive foreign investment companies or make an available election to minimize its tax liability or maximize its return from these investments.

The Fund may be subject to foreign taxes on its income from investments in certain foreign securities, if any. Some tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Because more than 50% of the Fund's assets at the close of any taxable year will generally not consist of stocks or securities of foreign corporations, the Fund will generally be unable to pass such taxes through to shareholders, who will therefore generally not be entitled to any foreign tax credit or deduction with respect to their investment in the Fund. The Fund will deduct the foreign taxes it pays in determining the amount it has available for distribution to shareholders.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, foreign currencies, or payable or receivables denominated in foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders.

Certain of these transactions may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term and timing of some capital gains and losses realized by the Fund. Additionally, certain of the Fund's losses on its transactions involving options and any offsetting or successor portfolio positions may be deferred rather than being taking into account currently in calculating the Fund's taxable income or gains. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options in order to minimize any potential adverse tax consequences.

Upon a redemption of shares of the Fund (including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's tax holding period for the shares and subject to the special rules described below. A sales charge paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestment. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long- term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although the present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net gain over net short- term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of these taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and as noted above would not be distributed as such to shareholders. The Fund has a $ capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. The entire carryforward expires on February .

For purposes of the dividends received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after each dividend and distributed and properly designated by the Fund may be treated a qualifying dividends. Corporate shareholders must meet the minimum holding period requirement stated above (46 or 91 days) with respect to their shares of the Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability, if any. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

The Fund is required to accrue income on any debt securities that have more than a de minimus amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market rules applicable to certain options and futures contracts may also require the Fund to recognize gain within a concurrent receipt of cash. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of the Code, Section 3406, and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Investments in debt obligations that are at risk of or in default may present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund, in the event it invests in such securities, in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to Federal income or excise tax.

The foregoing discussion relates solely to U.S. Federal income tax laws applicable to the U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of shares of the Fund may also be subject to state and local taxes. The foregoing discussion related to U.S. investors that are not exempt from U.S. Federal income tax. Different tax consequences will apply to plan participants, tax-exempt investors and investors that are subject to tax deferral. You should consult your tax adviser for specific advice. Under the Code, a tax-exempt investor in the Fund will not generally recognize unrelated business taxable income from its investment in the Fund unless the tax-exempt investor incurred indebtedness to acquire or continue to hold Fund shares and such indebtedness remains unpaid. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8, Form W-8BEN or other authorized withholding certificate is on file and to backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will not be required to pay Massachusetts income taxes.

CALCULATION OF PERFORMANCE

As of February 28, 2003, the average annual total returns before taxes of the Class I shares of the Fund for the one and five and ten year periods and from the commencement of operations on May 2, 1996 were %, % and %, respectively.

The average annual total return before taxes is computed by finding the average annual compounded rate of return over the 1-year, 5-year, and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

P(1+T)n = ERV


Where:
         P=       a hypothetical initial payment of $1,000.
         T=       average annual total return
         n=       number of years
       ERV=       ending  redeemable  value of a hypothetical  $1,000  payment made at the beginning of the 1-year, 5-year or 10-year periods (or fractional portion).

The Fund discloses average annual total returns after taxes for the one, five and 10 year periods ended December 31, 2002 in the prospectus. After tax returns are computed using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The average annual total return (after taxes on distributions) is computed by finding the average annual compounded rate of return over the 1-year, 5-year and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

P(1+T)n = ATVD

Where:
         P=         a hypothetical initial payment of $1,000.
         T=         average annual total return (after taxes on distributions)
         n=         number of years
       ATVD=        ending value of a hypothetical $1,000 payment made at
                    the beginning of the 1-year, 5-year, or 10-year periods (or fractional portion) after taxes on fund distributions but not after taxes on redemption.

The average annual total return (after taxes on distributions and redemption) is computed by finding the average annual compounded rate of return over the 1-year, 5-year, and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

P(1+T)n = ATVDR

Where:
         P=          a hypothetical initial payment of $1,000.
         T=          average annual total return (after taxes on distributions
                     and redemption)
         n=          number of years
     ATVDR=          ending value of a hypothetical $1,000 payment made at
                     the beginning of the 1-year, 5-year or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

Because each class has its own sales charge and fee structure, the classes have different performance results. In the case of each class shares, these calculations assume the maximum sales charge is included in the initial investment or the CDSC applied at the end of the period. These calculations assume that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period.

The Fund may advertise yield, where appropriate. The Fund's yield is computed by dividing net investment income per share determined for a 30-day period by the maximum offering price per share (which includes the full sales charge) on the last day of the period, according to the following standard formula:
[OBJECT OMITTED]
Where:

a =      dividends and interest earned during the period.
b =      net expenses accrued during the period.
c = the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.
d = the maximum offering price per share on the last day of the period (NAV where applicable).

From time to time, in reports and promotional literature, the Fund's yield/total return will be compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc.'s "Lipper -- Growth and Income Fund Performance Analysis," a monthly publication which tracks mutual fund net assets, total return, and yield. Comparisons may also be made to bank certificates of deposit ("CDs"), which differ from mutual funds, such as the Fund, in several ways. The interest rate established by the sponsoring bank is fixed for the term of a CD, there are penalties for early withdrawal from CDs, and the principal on a CD is insured.

Performance rankings and ratings reported periodically in, and excerpts from, national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, the WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, BARRON'S and IBBOTSON ASSOCIATES will also be utilized as well as the Russell and Wilshire indices. The Fund may also cite Morningstar Mutual Values, an independent mutual fund information service which ranks mutual funds. The Fund's promotional and sales literature may make reference to the Fund's "beta." Beta is a reflection of the market-related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser's investment and/or trading personnel. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of such personnel, will offer the best price and market for the execution of each such transaction. The Fund's trading practices and investments are reviewed monthly by the Adviser's Senior Investment Policy Committee which consists of officers of the Adviser and quarterly by the Adviser's Investment Committee which consists of officers and directors of the Adviser and Trustees of the Trust who are interested persons of the Fund.

Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market maker reflect a "spread." Investments in debt securities are generally traded on a "net" basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. Investments in equity securities are generally traded on exchanges or on over-the-counter markets at fixed commission rates or on a net basis. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. The policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions. To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and, to a lesser extent, statistical assistance furnished to the Adviser of the Fund.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. For the fiscal year ended February 28, 2003, the Fund paid $ as compensation to brokers for research services such as industry, economic and company reviews and evaluations of securities.

Research services received from broker-dealers supplement the Adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices and ratings of securities. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with the Adviser's personnel with respect to computerized systems and data furnished as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

The outside research assistance is useful to the Adviser since the broker-dealers used by the Adviser tend to follow a broader universe of securities and other matters than the Adviser's staff can follow. In addition, the research provides the Adviser with a diverse perspective on financial markets. Research services provided to the Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities. In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments.

The Adviser believes that the research services are beneficial in supplementing the Adviser's research and analysis and that they improve the quality of the Adviser's investment advice. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The advisory fee paid by the Fund is not reduced because the Adviser receives such services. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. However, to the extent that the Adviser would have purchased research services had they not been provided by broker-dealers, the expenses to the Adviser could be considered to have been reduced accordingly. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis.

While the Adviser's officers, will be primarily responsible for the allocation of the Fund's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees. For the fiscal years ended on February 28, 2001, February 28, 2002 and February 28, 2003, the Fund paid negotiated brokerage commissions in the amount of $16,301, $8,844 and $ , respectively.

The Adviser may determine target levels of commission business with various brokers on behalf of its clients (including the Fund) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Fund and other mutual funds advised by the Adviser in particular, including sales of the Fund. In connection with (3) above, the Fund's trades may be executed directly by dealers that sell shares of the John Hancock funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution and the Conduct Rules of the National Association of Securities Dealers, Inc. The Adviser will not use a specific formula in connection with any of these considerations to determine the target levels.

Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through brokers affiliated with the Adviser ("Affiliated Brokers"). Affiliated Brokers may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an

Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Fund, the Adviser, or the Affiliated Broker. Because the Adviser that is affiliated with the Affiliated Broker has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through the Affiliated Broker. During the fiscal years ended February 28, 2001, February 28, 2002 and February 28, 2003, the Fund did not execute any portfolio transactions with the Affiliated Broker.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each participating account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., John Hancock Way, Suite 1001, Boston, MA 02217-1001, a wholly-owned indirect subsidiary of the Life Company is the transfer and dividend paying agent for each Fund. The Fund pays Signature Services monthly a fee which is based on an annual rate of 0.05% of its average daily net assets attributable to Class I shares plus certain out-of-pocket expenses.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and The Bank of New York, One Wall Street, New York, New York 10286. Under the custodian agreement, The Bank of New York is performing custody, portfolio, Foreign Custody Manager and fund accounting services.

INDEPENDENT AUDITORS

The independent auditor of the Fund is Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts 02116. Deloitte & Touche LLP audits and renders opinions on the Fund's annual financial statements and reviews the Fund's annual Federal income tax returns.

APPENDIX-A

MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's principal securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them, with examples of related securities and investment practices included in brackets. See the "Investment Objectives and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the fund will earn income or show a positive total return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). (e.g. short sales, financial futures and options; securities and index options, currency contracts).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. (e.g. Borrowing; reverse repurchase agreements, repurchase agreements, securities lending, non-investment-grade debt securities, financial futures and options; securities and index options).

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. (e.g. Foreign securities, financial futures and options; securities and index options, currency contracts).

Extension risk The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk The risk that key information about a security or market is inaccurate or unavailable. (e.g. non-investment-grade debt securities, foreign securities).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g. Non investment-grade debt securities, financial futures and options; securities and index options).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g. Borrowing; reverse repurchase agreements, short-sales, when-issued securities and forward commitments; financial futures and options; securities and index options, currency contracts).

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. (e.g. short sales, non-investment-grade debt securities; restricted and illiquid securities, financial futures and options; securities and index options, currency contracts).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Common to all stocks and bonds and the mutual funds that invest in them. (e.g. Short sales, short-term trading, when-issued securities and forward commitments, non-investment-grade securities, foreign securities, financial futures and options; securities and index options, restricted and illiquid securities).

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events. (e.g. Foreign securities).

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g. Short sales, when -issued securities and forward commitments, financial futures and options; securities and index options, currency contracts).

Political risk The risk of losses directly attributable to government or political actions of any sort. (e.g. Foreign securities)

Prepayment risk The risk that unanticipated prepayments may occur during periods of falling interest rates, reducing the value of mortgage-backed securities.

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for. (e.g. Non-investment-grade debt securities, restricted and illiquid securities).

APPENDIX B

Moody's describes its lower ratings for corporate bonds as follows:

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterized bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represented obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's describes its lower ratings for corporate bonds as follows:

Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated 'BB,' 'B,' 'CCC,' or 'CC' is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. 'BB' indicates the lowest degree of speculation and 'CC' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's describes its three highest ratings for commercial paper as follows:

Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well- established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protections; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated P-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Standard & Poor's describes its lower ratings for corporate bonds as follows:

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C Debt rated 'BB', 'B', 'CCC', 'CC" and 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Standard & Poor's describes its three highest ratings for commercial paper as follows:

A-1. This designation indicated that the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated P-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

FINANCIAL STATEMENTS

The financial statements listed below are included in the Fund's 2003 Annual Report to Shareholder's for the year ended February 28, 2003 (filed electronically on April , 2003, accession number 0000928816-03- ) and are included in and incorporated by reference into Part B of the Registration Statement for John Hancock Institutional Series Trust (file nos. 33-86102 and 811-8852).

John Hancock Institutional Series Trust
         John Hancock Focused Small Cap Growth Fund

         Statement of Assets and Liabilities as of February 28, 2003. Statement of Operations for the year ended of February 28, 2003. Statement of Changes in Net Asset for each of the two years in the period ended February 28, 2003.
         Financial Highlights for each of the five years in the period ended
          February 28, 2002.
         Schedule of Investments as of February 28, 2003.
         Notes to Financial Statements.
         Report of Independent Auditors.

                                  John Hancock

                                  Focused
                                    Small Cap
                                  GROWTH FUND

------
ANNUAL
REPORT
------

2.28.03



                        Sign up for electronic delivery at
                        www.jhancock.com/funds/edelivery



                              [LOGO] John Hancock

--------------------------------------------------------------------------------
[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]
--------------------------------------------------------------------------------

Dear Fellow Shareholders,

After a robust start to 2003, the stock market quickly gave in to the continuing pressures that plagued it throughout 2002. The threat of war with Iraq increased and became a reality in mid- March. The uncertainty surrounding these and other geopolitical issues became uppermost in investors' minds and caused the market to continue the tumble that marked 2002. In the first two months of 2003, the Dow Jones Industrial Average returned -4.98%, the Standard & Poor's 500 Index lost 4.08% and the Nasdaq Composite Index was relatively flat, at 0.15%. Bonds advanced in the same period as investors sought safety.

The market's results through February 2003 matched the trend of the last three years, in which stocks lost ground every year as the economy stalled, corporate spending and profits were lackluster and investor confidence plunged amid corporate scandals. Bonds, on the other hand, outperformed stocks for a third straight year and produced positive results in 2002, while 96% of U.S. diversified stock mutual funds lost money. These results only confirm the importance of having a portfolio well diversified among stocks, bonds and cash.

In fact, the disparity between stock and bond results over the last three years means that many investors' portfolios may have shifted substantially in their mix between stocks and bonds. We recommend working with your investment professional to rebalance your assets according to your long-term goals.

After three down years - one of the longest declines in modern history - no one can predict when the bear market cycle will turn. Currently, uncertainties abound, with ongoing concerns about the economy and the risks of war.

While all these factors are beyond our control, investors can take charge of how they maneuver through the inevitable bull and bear market cycles. We've said it before, but it bears repeating: the key is to keep a long-term perspective and work with your investment professional to develop and maintain a properly diversified portfolio. We believe this offers the best protection in the tough times and the best means to reach your long-term goals.

Sincerely,

/s/Maureen R. Ford
------------------
Maureen R. Ford,
Chairman and Chief Executive Officer

-----------
YOUR FUND
AT A GLANCE
-----------

The Fund seeks long-term growth of capital primarily through investments in U.S. small- capitalization companies (in the capitalization range of the Russell 2000 Growth Index). The Fund typically concentrates its investments in 50 to 70 companies.

Over the last twelve months

[ ] The stock market declined broadly in an environment of economic stagnation, geopolitical fears and corporate misdeeds.

[ ] The Fund's focus on poor-performing semiconductor stocks, and its underweight in prosperous small banks, hurt relative performance.

[ ] Consumer-related stocks continued to produce good results and were the Fund's best contributors.


--------------------------------------------------------------------------------
[Bar chart with heading "John Hancock Focused Small Cap Growth Fund." Under the heading is a note that reads "Fund performance for the year ended February 28, 2003." The chart is scaled in increments of 10% with -40% at the bottom and 0% at the top. The first bar represents the -30.12% total return for Class A. A note below the chart reads "The total return for the Fund is at net asset value with all distributions reinvested."]
--------------------------------------------------------------------------------

Top 10 holdings

2.5%     Macromedia, Inc.
2.5%     Kroll Inc.
2.4%     The Corporate Executive Board Co.
2.2%     BorgWarner, Inc.
2.2%     Semtech Corp.
2.1%     Borland Software Corp.
2.1%     W-H Energy Services, Inc.
2.1%     Horizon Organic Holding Corp.
1.9%     Cascade Bancorp.
1.9%     Mid Atlantic Medical Services, Inc.

As a percentage of net assets on February 28, 2003.

BY BERNICE S. BEHAR, CFA, AND ANURAG PANDIT, CFA, PORTFOLIO MANAGERS


John Hancock Focused Small Cap Growth Fund

---------
MANAGERS'
REPORT
---------

Over the 12 months ended February 28, 2003, the stock market became an increasingly difficult place to be, as stocks across the board fell victim to a combination of factors that produced a third year of negative results for the major indexes. These included an economic recovery that failed to materialize, crimping corporate profits; a flood of corporate wrongdoing that sorely dented investors' confidence in corporate America; and rising geopolitical tensions, particularly in early 2003 as fears of terrorism and war with Iraq grew. Despite a brief rally in growth stocks in October and November 2002, the broad market, as measured by the Standard & Poor's 500 Index, lost 22.67% for the year ended February 28, 2003.

In this environment, stocks of all sizes came under pressure, although less-expensive value stocks continued their three-year trend of trumping growth stocks. But the performance gap narrowed, and they, too, lost ground. The Fund's benchmark Russell 2000 Growth Index returned -26.79% for the year ended February 28, 2003, while the Russell 2000 Value Index returned -18.40%.

"...the stock market became an increasingly difficult place to be..."


FUND PERFORMANCE

For the 12 months ended February 28, 2003, John Hancock Focused Small Cap Growth Fund posted a total return of -30.12% at net asset value, compared with the -26.65% return of the average small-cap growth fund, according to Lipper, Inc. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

--------------------------------------------------------------------------------
[Photos'  of  Bernice  Behar  and  Anurag  Pandit  flush  right  next  to  first paragraph.]
--------------------------------------------------------------------------------

TECHNOLOGY STILL THE CULPRIT

Technology continued to be a sector that was hit hard by the stalled economy and almost nonexistent corporate spending. Throughout the year, we cut our stake in technology to a significant underweighting compared with our benchmark index. But in this difficult environment, having any tech stake was a drawback. The exception was a brief spurt in October and November, but that was a rally driven by a sense that the market was oversold, rather than any change in fundamentals, and the stocks that did the best were the most speculative, with the shakiest near-term fundamentals - exactly the companies we avoid.

Our relative performance was hurt by our concentration for much of the year on hardware stocks, such as electronics, semiconductors and semiconductor equipment companies. We believed these would be the first to benefit from a recovering economy that would prompt consumer spending on PCs, wireless handsets and electronics. However, these stocks became some of our biggest detractors as the economy stalled, including Brooks Automation, Rudolph Technologies and LTX. We continue to own them, however, because we believe they are solid companies with good fundamentals that stand to benefit once the economy firms up.

"We also suffered from an underweight in financial stocks..."

For much of the period we had almost no exposure to software stocks so that we wouldn't be so dependent on waiting for an improvement in corporate spending. But toward the end of the year, we moved to rectify the imbalance by buying or increasing our stake in developer software companies such as Macromedia and Borland, and enterprise software companies such as Lawson Software and Hyperion Solutions.

--------------------------------------------------------------------------------
[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Medical 15%, the second is Computers 14%, the third Electronics 8%, the fourth Banks-United States% and the fifth Retail 8%.]
--------------------------------------------------------------------------------

FINANCIAL UNDERWEIGHT HURTS

We also suffered from an underweighting in financial stocks, particularly small regional banks and real estate investment trusts, which were some of the only groups to produce positive results in the period. Throughout the year we steadily increased our weighting, but remained underweight versus the benchmark, which hurt. We bought small banks, such as Cascade Bancorp and East-West Bancorp, as their solid earnings growth outshone the rest of the market and made them more attractive choices for growth investors.

--------------------------------------------------------------------------------
[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 2-28-03." The chart is divided into two sections (from top to left): Common stocks 93% and Short-term investments & other 7%.]
--------------------------------------------------------------------------------

CONSUMERS KEPT SPENDING

On the flip side, we benefited from maintaining an overweighting in consumer-related stocks, as consumers defied the odds and kept spending. Even though the group's strong performance wasn't sufficient to overcome the other sectors' woes, we had good stock selection and saw some strong gains in stocks related to consumers. One of our best performers was Dreyer's Grand Ice Cream, which received a takeover proposal from Nestle at a very substantial premium. Other contributors were restaurant chain P.F. Chang's China Bistro, which we sold for a good profit, and retailers Hot Topic, RARE Hospitality International, United Natural Foods and Whole Foods Market. Education stocks also did well, including Strayer Education. Toward the end of the

--------------------------------------------------------------------------------
[Table at top of page entitled "SCORECARD". The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is American Italian Pasta followed by an up arrow with the phrase "Executes well in slow growth environment." The second listing is Skyworks Solutions followed by a down arrow with the phrase "Despite gaining market share, wireless handset market remains lackluster." The third listing is Lifepoint Hospitals followed by a down arrow with the phrase "Hurt by negative sentiment surrounding the hospital industry."]
--------------------------------------------------------------------------------

period, we brought our overweighting down slightly in consumer discretionary and consumer staple stocks as we became concerned about the consumer's ability to keep spending. We redeployed the assets into technology software stocks.

HEALTH CARE MIXED

In general, we benefited from having our health-care focus for much of the year on service companies such as Mid Atlantic Medical Services, which has been a solid performer for the Fund for the last two years. Charles River Laboratories, which helps pharmaceutical companies develop products, and Pharmaceutical Resources also did well. However, early in the period, we were hurt by the downfall in biotechnology companies, which took its toll on Fund holdings Alkermes and Cyctyc Corp., both of which we sold. Toward the end of the period we shifted somewhat away from the service companies back to biotech out of concern that the good pricing cycle for service companies had run its course.

"...we believe corporate earnings have bottomed for the most part..."

OUTLOOK

After three consecutive down years for the stock market and considerable corporate restructuring behind us, we believe corporate earnings have bottomed for the most part, which bodes well for a more favorable market environment. Predicting when this will occur is virtually impossible, however, since both the market and the economy are subject to the external forces of war with Iraq and further increases in energy prices.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

See the prospectus for the risks of investing in small-cap stocks.

-----------
A LOOK AT
PERFORMANCE
-----------

For the period ended
February 28, 2003

The index used for comparison is the Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index (an unmanaged index of 2,000 U.S. small-capitalization stocks) with a greater-than-average growth orientation.

It is not possible to invest directly in an index.




                                                   Fund               Index

Inception date                                     5-2-96                -

--------------------------------------------------------------------------------
Average annual returns
--------------------------------------------------------------------------------
One year                                          -30.12%           -26.79%

Three years                                       -34.71%           -27.52%

Five years                                         -7.21%            -8.91%

Since inception                                    -0.72%            -4.25%

--------------------------------------------------------------------------------
Cumulative total returns
--------------------------------------------------------------------------------
One year                                          -30.12%           -26.79%

Three years                                       -72.17%           -61.93%

Five years                                        -31.21%           -37.28%

Since inception                                    -4.82%           -25.67%


Performance figures assume all distributions are reinvested. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

---------
GROWTH OF
$10,000
---------

This chart shows what happened to a hypothetical $10,000 investment in the Fund for the period indicated. For comparison, we've shown the same investment in the Russell 2000 Growth Index.

--------------------------------------------------------------------------------

Line chart with the heading "GROWTH OF $10,000." Within the chart are two lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Focused Small Cap Growth, and is equal to $9,518 as of February 28, 2003. The second line represents the Index and is equal to $7,433 as of February 28, 2003.
--------------------------------------------------------------------------------

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class I shares as of February 28, 2003.

FINANCIAL STATEMENTS

-----------
FUND'S
INVESTMENTS
-----------

Securities owned by the Fund on February 28, 2003

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.



SHARES                                                    ISSUER                                                      VALUE

---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 93.28%                                                                                             $2,454,319
---------------------------------------------------------------------------------------------------------------------------
(Cost $2,703,162)

Advertising 1.34%                                                                                                    35,220
1,200                                                     Getty Images, Inc.*                                        35,220

Aerospace 1.29%                                                                                                      33,885
1,500                                                     DRS Technologies, Inc.*                                    33,885

Automobiles/Trucks 2.25%                                                                                             59,165
1,133                                                     BorgWarner, Inc.                                           59,165

Banks - United States 7.93%                                                                                         208,694
3,350                                                     Cascade Bancorp.                                           51,121
1,500                                                     East-West Bancorp., Inc.                                   49,875
1,500                                                     F.N.B. Corp.                                               41,701
1,250                                                     Southwest Bancorp. of Texas, Inc.*                         39,525
800                                                       Texas Regional Bancshares, Inc. (Class A)                  26,472

Broker Services 1.43%                                                                                                37,623
7,450                                                     Ameritrade Holding Corp.*                                  37,623

Business Services - Misc. 4.89%                                                                                     128,757
1,900                                                     Corporate Executive Board Co. (The)*                       63,897
3,650                                                     Kroll Inc.*                                                64,860

Chemicals 1.26%                                                                                                      33,250
1,900                                                     Airgas, Inc*                                               33,250

Computers 14.14%                                                                                                    371,896
5,600                                                     Borland Software Corp.*                                    56,504
1,500                                                     CheckFree Corp.*                                           31,500


See notes to
financial statements.

8




SHARES                                                    ISSUER                                                      VALUE

Computers (continued)
1,450                                                     Hyperion Solution Corp.*                                  $37,323
4,450                                                     Informatica Corp.*                                         28,569
2,450                                                     Internet Security Systems, Inc.*                           28,102
4,500                                                     Lawson Software, Inc.*                                     27,000
4,100                                                     Macromedia, Inc.*                                          64,944
4,000                                                     McDATA Corp. (Class A)*                                    33,200
1,700                                                     OPNET Technologies, Inc.*                                  13,311
2,650                                                     Precise Software Solutions Ltd.* (Israel)                  43,725
450                                                       Verint Systems, Inc.*                                       7,718

Electronics 8.23%                                                                                                   216,612
2,800                                                     Cree Research Inc.*+                                       47,656
5,700                                                     LTX Corp.*                                                 30,210
3,600                                                     Rudolph Technologies, Inc.*+                               49,644
3,930                                                     Semtech Corp.*                                             57,692
4,500                                                     Skyworks Solutions, Inc.*+                                 31,410

Finance 0.97%                                                                                                        25,446
600                                                       Affiliated Managers Group, Inc.*                           25,446

Food 5.72%                                                                                                          150,494
1,175                                                     American Italian Pasta Co. (Class A)*                      48,774
650                                                       Dreyer's Grand Ice Cream, Inc.                             47,320
4,000                                                     Horizon Organic Holding Corp.*                             54,400

Insurance 2.22%                                                                                                      58,451
460                                                       Hilb, Rogal and Hamilton Co.                               13,676
900                                                       StanCorp Financial Group, Inc.                             44,775

Machinery 0.92%                                                                                                      24,288
2,400                                                     Brooks Automation, Inc.*                                   24,288

Media 3.73%                                                                                                          98,153
566                                                       Entercom Communications Corp.*                             26,172
1,600                                                     Lin TV Corp. (Class A)*                                    36,224
2,900                                                     Macrovision Corp.*                                         35,757

Medical 14.80%                                                                                                      389,294
650                                                       aaiPharma, Inc.*                                           14,118
2,150                                                     Amylin Pharmaceuticals, Inc.*                              32,981
806                                                       Charles River Laboratories International, Inc.*            24,107
1,900                                                     Integra LifeSciences Holdings*                             36,841
2,200                                                     LifePoint Hospitals, Inc.*                                 46,640
400                                                       Medicis Pharmaceutical Corp. (Class A)*                    18,640
1,398                                                     Mid Atlantic Medical Services, Inc.*                       49,978
600                                                       Neurocrine Biosciences, Inc.*                              25,278
2,350                                                     NPS Pharmaceuticals, Inc.*                                 40,796
1,000                                                     Pharmaceutical Resources, Inc.*                            37,450
3,000                                                     Protein Design Labs, Inc.*                                 22,950
1,350                                                     Renal Care Group, Inc.*                                    39,515

Metal 0.40%                                                                                                          10,464
600                                                       Maverick Tube Corp.*                                       10,464

Oil & Gas 7.10%                                                                                                     186,785
3,000                                                     Denbury Resources, Inc.*                                   34,440
1,050                                                     Newfield Exploration Co.*                                  35,805


                                                                                                      See notes to
                                                                                                      financial statements.

                                                                                                                          9




SHARES                                                    ISSUER                                                      VALUE

Oil & Gas (continued)
1,000                                                     Patterson-UTI Energy, Inc.*                               $33,140
800                                                       Stone Energy Corp.*                                        27,400
3,200                                                     W-H Energy Services, Inc.*                                 56,000

Retail 7.71%                                                                                                        202,943
1,700                                                     99 Cents Only Stores*                                      37,876
1,850                                                     Hot Topic, Inc.*                                           40,885
1,800                                                     RARE Hospitality International, Inc.*                      48,294
650                                                       ScanSource, Inc.*                                          13,254
1,500                                                     United Natural Foods, Inc.*                                34,545
550                                                       Whole Foods Market, Inc.*                                  28,089

Telecommunications 2.75%                                                                                             72,412
6,150                                                     Nextel Partners, Inc. (Class A)*                           34,563
2,600                                                     Tekelec*                                                   21,996
9,550                                                     Triton PCS Holdings, Inc. (Class A)*                       15,853

Textile 1.09%                                                                                                        28,600
800                                                       Columbia Sportswear Co.*                                   28,600

Waste Disposal Service & Equip. 1.68%                                                                                44,287
1,250                                                     Stericycle, Inc.*                                          44,287

Real Estate Investment Trust 1.43%                                                                                   37,600
1,000                                                     Pan Pacific Retail Properties, Inc.                        37,600


                                                          INTEREST              PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                        RATE                 (000s OMITTED)                         VALUE

---------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS 11.56%                                                                                     $304,109
---------------------------------------------------------------------------------------------------------------------------
(Cost $304,109)

Joint Repurchase Agreement 6.65%
Investment in a joint repurchase agreement transaction
 with State Street Bank & Trust Co. - Dated 02-28-03
 due 03-03-03 (Secured by U.S. Treasury Bonds 7.250%
 due 05-15-16 and 7.125% due 02-15-23, U.S. Treasury
 Note 1.500% due 02-28-05, U.S. Treasury Inflation
 Indexed Bond 3.875% due 04-15-29, U.S. Treasury
 Inflation Indexed Notes 3.375% due 01-15-07 and
 4.250% due 01-15-10)                                     1.31%                     $175                            175,000


See notes to
financial statements.

10



ISSUER                                             SHARES               VALUE

Cash Equivalents 4.91%                                               $129,109
AIM Cash Investment Trust**                       129,109             129,109

--------------------------------------------------------------------------------
TOTAL INVESTMENTS 104.84%                                          $2,758,428
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (4.84%)                           ($127,421)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL NET ASSETS 100.00%                                           $2,631,007
--------------------------------------------------------------------------------

 +  All or a portion of this security is on loan as of February 28, 2003.
 *  Non-income-producing security.
**  Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total of that category as a percentage of the net assets of the Fund.





                                                           See notes to
                                                           financial statements.

                                                                              11



FINANCIAL STATEMENTS

-----------
ASSETS AND
LIABILITIES
-----------

February 28, 2003

This Statement of Assets and Liabilities is the Fund's balance sheet. It shows the value of what the Fund owns, is due and owes as well as the net asset value per share.

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments at value (cost $3,007,271) including $125,653
 of securities loaned                                                 $2,758,428
Cash                                                                         869
Receivable for investments sold                                           32,094
Interest receivable                                                            6
Receivable from affiliates                                                 1,729
Other assets                                                                 714

Total assets                                                           2,793,840

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                         10,760
Payable for securities on loan                                           129,109
Other payables and accrued expenses                                       22,964

Total liabilities                                                        162,833

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Capital paid-in                                                        6,434,215
Accumulated net realized loss on investments                          (3,553,962)
Net unrealized depreciation of investments                              (248,843)
Accumulated net investment loss                                             (403)

Net assets                                                            $2,631,007

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Based on 447,984 shares outstanding                                        $5.87



See notes to
financial statements.


12


FINANCIAL STATEMENTS

----------
OPERATIONS
----------

For the year ended
February 28, 2003

This Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $923)                      $4,332
Interest                                                                   1,895
Securities lending income                                                  1,752

Total investment income                                                    7,979

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment management fee                                                 25,414
Registration and filing fee                                               26,782
Custodian fee                                                             15,291
Auditing fee                                                              12,400
Transfer agent fee                                                         8,146
Printing                                                                   6,044
Accounting and legal services fee                                            709
Miscellaneous                                                                615
Trustees' fee                                                                166
Legal fee                                                                     49

Total expenses                                                            95,616
Less expense reductions                                                  (60,468)

Net expenses                                                              35,148

Net investment loss                                                      (27,169)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------
Net realized loss on investments                                      (1,009,516)
Change in unrealized appreciation (depreciation)
 of investments                                                          (70,876)

Net realized and unrealized loss                                      (1,080,392)

Decrease in net assets from operations                               ($1,107,561)






                                                           See notes to
                                                           financial statements.


                                                                              13


FINANCIAL STATEMENTS

----------
CHANGES IN
NET ASSETS
----------

This Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and any increase or decrease in money shareholders invested in the Fund.


                                            YEAR                         YEAR
                                            ENDED                       ENDED
                                            2-28-02                   2-28-03

--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------

From operations
Net investment loss                        ($31,094)                 ($27,169)
Net realized loss                        (1,279,964)               (1,009,516)
Change in net unrealized
 appreciation (depreciation)                196,626                   (70,876)

Decrease in net assets resulting
 from operations                         (1,114,432)               (1,107,561)

From Fund share transactions               (120,109)                 (485,297)

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                       5,458,406                 4,223,865

End of period1                           $4,223,865                $2,631,007


1 Includes accumulated net investment loss of $322 and $403, respectively.


See notes to
financial statements.

14


----------
FINANCIAL
HIGHLIGHTS
----------

COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.




PERIOD ENDED                                   2-28-99       2-29-00     2-28-01      2-28-02       2-28-03

-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period                            $11.74        $11.65      $24.43       $10.49         $8.40
Net investment loss1                             (0.07)        (0.09)      (0.10)       (0.06)        (0.06)
Net realized and unrealized
 gain (loss) on investments                       0.61         15.13      (11.92)       (2.03)        (2.47)
Total from investment
 operations                                       0.54         15.04      (12.02)       (2.09)        (2.53)
Less distributions
From net realized gain                           (0.63)        (2.26)      (1.92)           -             -
Net asset value,
 end of period                                  $11.65        $24.43      $10.49        $8.40         $5.87
Total return2,3 (%)                               4.67        136.18      (50.27)      (19.92)       (30.12)

-----------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
 (in millions)                                      $2            $9          $5           $4            $3
Ratio of expenses
 to average net assets (%)                        0.90          0.90        0.90         0.95          1.11
Ratio of adjusted expenses
 to average net assets4 (%)                       4.12           319        2.04         2.27          3.01
Ratio of net investment
 loss to average net assets (%)                  (0.60)        (0.57)      (0.56)       (0.65)        (0.86)
Portfolio turnover (%)                             125           238         242          143           107


1 Based on the average of the shares outstanding.
2 Assumes dividend reinvestment.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Does not take into consideration expense reductions during the periods shown.


                                                                                      See notes to
                                                                                      financial statements.

                                                                                                         15


----------
NOTES TO
STATEMENTS
----------


NOTE A
Accounting policies

John Hancock Focused Small Cap Growth Fund (the "Fund") is a separate portfolio of John Hancock Institutional Series Trust (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital.

Significant accounting policies of the Fund are as follows:

Valuation of investments
Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees.
Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions
Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses
The majority of the expenses are directly  identifiable  to an individual  fund.
Expenses that are not readily identifiable to a specific fund will be allocated in


16



such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings
The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended February 28, 2003.

Securities lending
The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On February
28, 2003, the Fund loaned securities having a market value of $125,653 collateralized by securities in the amount of $129,109.

Federal income taxes
The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders.
Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $3,358,216 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains.
To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: February
28, 2009 - $332,423; February 28, 2010 - $2,211,877 and February 28, 2011 -
$813,916. Additionally, net capital losses of $193,058 attributable to security transactions incurred after October 31, 2002, are treated as arising on March 1, 2003, the first day of the Fund's next taxable year.

Dividends, interest and distributions
Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date.

As of February 28, 2003,  there were no  distributable  earnings on a tax basis.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates
The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of



                                                                              17



the Fund. Actual results could differ from these estimates.


NOTE B
Management fee and transactions with affiliates and others
The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.80% of the Fund's average daily net asset value.

The Adviser has agreed to limit the Fund's expenses, excluding any distribution and transfer agent fees, to 0.85% of the Fund's average daily net assets, at least until June 30, 2003. Accordingly, the expense reduction amounted to $60,468 for the year ended February 28, 2003. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a distribution agreement with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. For the year ended February 28, 2003, all sales of shares of beneficial interest were sold at net asset value. JH
Funds pays all expenses of printing prospectuses and other sales literature, all fees and expenses in connection with qualification as a dealer in various states, and all other expenses in connection with the sale and offering for sale of the shares of the Fund which has not been herein specifically allocated to the Trust.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of John Hancock Life Insurance Company ("JHLICo").
The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the daily average net asset value, plus reimbursement for certain out-of- pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated
Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compen- sation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred
Compen- sation Plan investments had no impact on the operations of the Fund.


NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                               YEAR ENDED 2-28-02            YEAR ENDED 2-28-03
                               SHARES       AMOUNT          SHARES         AMOUNT

Shares sold                   200,393   $1,896,635         176,866     $1,270,936
Shares repurchased           (218,180)  (2,016,744)       (231,483)    (1,756,233)
Net decrease                  (17,787)   ($120,109)        (54,617)     ($485,297)


18


NOTE D
Investment transactions

Purchases  and  proceeds  from  sales  of  securities,   other  than  short-term
securities  and  obligations  of the U.S.  government,  during  the  year  ended
February 28, 2003, aggregated $3,300,373 and $3,834,391, respectively.

The cost of  investments  owned  on  February  28,  2003,  including  short-term investments,  for federal income tax purposes was $3,009,959.  Gross  unrealized appreciation and depreciation of investments  aggregated  $179,030 and $430,561,
respectively,   resulting  in  net  unrealized  depreciation  of  $251,531.  The difference  between  book  basis and tax basis net  unrealized  depreciation  of investments  is  attributable  primarily  to the tax  deferral of losses on wash sales.

NOTE E
Reclassification of accounts

During the year ended February 28, 2003, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $36, a decrease in accumulated net investment loss of $27,088 and a decrease in capital paid-in of $27,124. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of February
28, 2003. Additional  adjustments may be needed in subsequent reporting periods.
These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of the net operating loss and the treatment of deferred compensation in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America.
The calculation of net investment loss per share in the financial highlights excludes these adjustments.


                                                                              19



---------
AUDITORS'
REPORT
---------

Report of Deloitte & Touche LLP, Independent Auditors

To The Board of Trustees and Shareholders of
John Hancock Focused Small Cap Growth Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Focused Small Cap Growth Fund (the
"Fund") as of February 28, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended
February 28, 2002 and 2003, and the financial highlights for each of the years in the five-year period ended February 28, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at February 28, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2003, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
April 4, 2003


20



-----------
TAX
INFORMATION
-----------

Unaudited
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund paid, if any, during its taxable year ended February 28, 2003.

If the Fund paid dividends during the fiscal year end, shareholders will be mailed a 2003 U.S. Treasury Department Form 1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for calendar year 2003.



                                                                              21


----------
TRUSTEES
& OFFICERS
----------


This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES


                                                                                           NUMBER OF
NAME, AGE                                                     TRUSTEE                   JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                             OF FUND                 FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                             SINCE1                      BY TRUSTEE

----------------------------------------------------------------------------------------------------
James F. Carlin, Born: 1940                                    1995                               30
----------------------------------------------------------------------------------------------------
Director/Treasurer,   Alpha  Analytical   Laboratories
(analytical laboratory);  Part Owner and Treasurer, Lawrence
Carlin Insurance  Agency,  Inc. (since 1995); Part Owner and
Vice President,  Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996);  Director/Treasurer,  Rizzo Associates  (until
2000);   Chairman  and  CEO,   Carlin   Consolidated,   Inc.
(management/investments)   (since  1987);  Director/Partner,
Proctor   Carlin  &  Co.,  Inc.   (until   1999);   Trustee,
Massachusetts  Health and  Education Tax Exempt Trust (since
1993);  Director  of the  following:  Uno  Restaurant  Corp.
(until  2001),  Arbella  Mutual  (insurance)  (until  2000),
HealthPlan Services, Inc. (until 1999), Flagship Healthcare,
Inc.  (until 1999),  Carlin  Insurance  Agency,  Inc. (until
1999),  Chairman,  Massachusetts  Board of Higher  Education
(until 1999).

--------------------------------------------------------------------------------------------------
William H. Cunningham, Born: 1944                              1995                             30
--------------------------------------------------------------------------------------------------
Former  Chancellor,  University  of Texas  System and former
President  of  the  University  of  Texas,  Austin,   Texas;
Chairman and CEO, IBT Technologies (until 2001); Director of the following: The University of Texas Investment Management
Company   (until   2000),   Hire.com   (since   2000),   STC
Broadcasting,  Inc.  and  Sunrise  Television  Corp.  (until
2001), Symtx, Inc. (since 2001),  Adorno/ Rogers Technology,
Inc. (since 2001),  Pinnacle Foods Corporation (since 2001),
rateGenius  (since 2001),  LaQuinta Motor Inns,  Inc. (hotel
management    company)    (until   1998),    Jefferson-Pilot
Corporation  (diversified  life  insurance  company)  (since
1985),  New  Century  Equity  Holdings   (formerly   Billing
Concepts) (until 2001), eCertain (until 2001),  ClassMap.com
(until 2001),  Agile Ventures  (until 2001),  LBJ Foundation
(until 2000),  Golfsmith  International,  Inc. (until 2000),
Metamor - Worldwide (until 2000);  AskRed.com  (until 2001),
Southwest  Airlines  (since 2000) and Introgen (since 2000);
Advisory  Director,  Q Investments  (since  2000);  Advisory
Director, Chase Bank (formerly Texas Commerce Bank - Austin)
(since  1988),  LIN  Television   (since  2002)  and  WilTel
Communications (since 2002).


22


--------------------------------------------------------------------------------------------------
Ronald R. Dion, Born: 1946                                     1998                             30
--------------------------------------------------------------------------------------------------
Chairman and Chief Executive  Officer,  R.M.  Bradley & Co.,
Inc.;  Director,  The New England Council and  Massachusetts
Roundtable;  Trustee, North Shore Medical Center;  Director,
BJ's  Wholesale  Club,  Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College.

--------------------------------------------------------------------------------------------------
Charles L. Ladner2, Born: 1938                                 1995                             30
--------------------------------------------------------------------------------------------------
Chairman and Trustee,  Dunwoody  Village,  Inc.  (retirement
services);   Senior  Vice  President  and  Chief   Financial
Officer,  UGI Corporation  (Public Utility Holding  Company)
(retired  1998);  Vice  President and Director for AmeriGas,
Inc.  (retired 1998);  Director of AmeriGas  Partners,  L.P.
(until 1997) (gas distribution); Director, EnergyNorth, Inc.
(until 1995); Director, Parks and History Association (since
2001).

--------------------------------------------------------------------------------------------------
Steven Pruchansky, Born: 1944                                  1995                             30
--------------------------------------------------------------------------------------------------
Chairman and Chief Executive  Officer,  Mast Holdings,  Inc.
(since 2000);  Director and President,  Mast Holdings,  Inc.
(until 2000); Managing Director, JonJames, LLC (real estate)
(since 2001); Director, First Signature Bank & Trust Company
(until  1991);  Director,  Mast Realty Trust  (until  1994);
President, Maxwell Building Corp. (until 1991).

--------------------------------------------------------------------------------------------------
Norman H. Smith, Born: 1933                                    1995                             30
--------------------------------------------------------------------------------------------------
Lieutenant General, United States Marine Corps; Deputy Chief
of Staff for  Manpower  and  Reserve  Affairs,  Headquarters
Marine Corps;  Commanding  General III Marine  Expeditionary
Force/3rd Marine Division (retired 1991).

--------------------------------------------------------------------------------------------------
John P. Toolan2, Born: 1930                                    1995                             30
--------------------------------------------------------------------------------------------------
Director, The Smith Barney Muni Bond Funds, The Smith Barney
Tax-Free  Money  Funds,  Inc.,  Vantage  Money  Market Funds
(mutual   funds),   The   Inefficient-Market    Fund,   Inc.
(closed-end  investment  company)  and  Smith  Barney  Trust
Company of Florida;  Chairman,  Smith Barney  Trust  Company
(retired  1991);   Director,   Smith  Barney,  Inc.,  Mutual
Management   Company  and  Smith   Barney   Advisers,   Inc.
(investment  advisers) (retired 1991); Senior Executive Vice
President,  Director and member of the Executive  Committee,
Smith Barney, Harris Upham & Co.,  Incorporated  (investment bankers) (until 1991).


INTERESTED TRUSTEES3

NAME, AGE                                                                                NUMBER OF
POSITION(S) HELD WITH FUND                                   TRUSTEE                  JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                            OF FUND                FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                            SINCE1                     BY TRUSTEE

--------------------------------------------------------------------------------------------------
John M. DeCiccio, Born: 1948                                   2001                             61
--------------------------------------------------------------------------------------------------
Trustee
Executive Vice President and Chief Investment Officer,  John
Hancock Financial Services,  Inc.; Director,  Executive Vice
President and Chief  Investment  Officer,  John Hancock Life
Insurance  Company;  Chairman of the Committee of Finance of
John Hancock Life Insurance Company;  Director, John Hancock
Subsidiaries,  LLC  ("Subsidiaries,  LLC"),  Hancock Natural
Resource Group,  Independence  Investment LLC,  Independence
Fixed Income LLC, John Hancock Advisers, LLC (the "Adviser")
and  The  Berkeley   Financial  Group,  LLC  ("The  Berkeley
Group"),  John Hancock Funds,  LLC ("John  Hancock  Funds"),
Massachusetts  Business Development  Corporation;  Director,
John Hancock  Insurance  Agency,  Inc.  ("Insurance  Agency,
Inc.") (until 1999).


                                                                              23



NAME, AGE                                                                                NUMBER OF
POSITION(S) HELD WITH FUND                                   TRUSTEE                  JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                            OF FUND                FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                            SINCE1                     BY TRUSTEE

--------------------------------------------------------------------------------------------------
Maureen R. Ford, Born: 1955                                    2000                             61
--------------------------------------------------------------------------------------------------

Trustee,  Chairman,  President and Chief  Executive  Officer
Executive Vice President,  John Hancock Financial  Services,
Inc.,  John  Hancock  Life  Insurance   Company;   Chairman,
Director, President and Chief Executive Officer, the Adviser
and The Berkeley Group;  Chairman,  Director,  President and
Chief  Executive  Officer,  John  Hancock  Funds;  Chairman,
Director  and  Chief  Executive  Officer,   Sovereign  Asset
Management Corporation ("SAMCorp.");  Director, Independence
Investment LLC, Subsidiaries, LLC, Independence Fixed Income
LLC  and   Signature   Services;   Senior  Vice   President,
MassMutual Insurance Co. (until 1999).


PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES


NAME, AGE
POSITION(S) HELD WITH FUND                                                                 OFFICER
PRINCIPAL OCCUPATION(S) AND OTHER                                                          OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                            SINCE

--------------------------------------------------------------------------------------------------
William L. Braman, Born: 1953                                                                 2000
--------------------------------------------------------------------------------------------------
Executive  Vice  President  and  Chief  Investment   Officer
Executive Vice President and Chief Investment  Officer,  the
Adviser  and  each  of the  John  Hancock  funds;  Director,
SAMCorp.,  Executive  Vice  President  and Chief  Investment
Officer, Baring Asset Management, London U.K. (until 2000).

--------------------------------------------------------------------------------------------------
Richard A. Brown, Born: 1949                                                                  2000
--------------------------------------------------------------------------------------------------
Senior Vice  President and Chief  Financial  Officer  Senior
Vice President,  Chief Financial Officer and Treasurer,  the
Adviser,  John Hancock Funds, and The Berkeley Group; Second
Vice President and Senior  Associate  Controller,  Corporate
Tax Department, John Hancock Financial Services, Inc. (until
2001).

--------------------------------------------------------------------------------------------------
Thomas H. Connors, Born: 1959                                                                 1995
--------------------------------------------------------------------------------------------------
Vice  President and  Compliance  Officer Vice  President and
Compliance Officer, the Adviser and each of the John Hancock funds; Vice President, John Hancock Funds.

--------------------------------------------------------------------------------------------------
William H. King, Born: 1952                                                                   1995
--------------------------------------------------------------------------------------------------
Vice  President and Treasurer  Vice  President and Assistant
Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock  funds;  Assistant  Treasurer of each of the John Hancock funds (until 2001).

--------------------------------------------------------------------------------------------------
Susan S. Newton, Born: 1950                                                                   1995
--------------------------------------------------------------------------------------------------
Senior Vice  President,  Secretary  and Chief Legal  Officer
Senior Vice  President,  Secretary and Chief Legal  Officer,
SAMCorp.,  the Adviser and each of the John  Hancock  funds,
John Hancock Funds and The Berkeley  Group;  Vice President,
Signature  Services  (until  2000),  Director,  Senior  Vice
President and Secretary, NM Capital.

The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

INVESTMENT ADVISER
John Hancock Advisers, LLC                                      -----------
101 Huntington Avenue                                           FOR YOUR
Boston, Massachusetts 02199-7603                                INFORMATION
                                                                -----------

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, Massachusetts 02217-1001

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022

--------------------------------------------------------------------------------
                                                                 HOW TO
                                                                 CONTACT US
                                                                 ---------------


On the Internet                       www.jhfunds.com

By regular mail                       John Hancock Signature Services, Inc.
                                      1 John Hancock Way, Suite 1001
                                      Boston, MA 02217-1001

By express mail                       John Hancock Signature Services, Inc.
                                      Attn:  Mutual Fund Image Operations
                                      529 Main Street
                                      Charlestown, MA 02129

Customer service representatives      1-888-972-8696

24-hour automated information         1-800-597-1897

TDD line                              1-800-554-6713
--------------------------------------------------------------------------------

[LOGO] John Hancock

1-800-972-8696
1-800-554-6713 (TDD)
1-800-597-1897 EASI-Line

www.jhfunds.com


Now available: electronic delivery
www.jhancock.com/funds/edelivery


This report is for the information of the shareholders of the John Hancock Focused Small Cap Growth Fund.



                                                                     4180A  2/03
                                                                            4/03

                                     PART C

                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

No change from the information set forth in Item 27 of the Registration Statement of John Hancock Series Trust (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment company Act of 1940 (File Nos. 2-75807 and 811-3392), which information is incorporated herein by reference.

ITEM 16.
EXHIBITS:



1                  Registrant's Amended and           Filed as Exhibit 99.a to Registrant's Registration
                   Restated Declaration of Trust.     Statement on Form N-1A and incorporated herein by
                                                      reference to post-effective amendment no. 43 (file
                                                      nos. 811-3392 and 2-75807 on February 27, 2001;
                                                      accession no. 0001010521-01-000175) ("PEA 43").

1.1                Amendment to Declaration of        Filed as Exhibit 99.a.1 to PEA 43 and incorporated
                   Trust.                             herein by reference.

1.2                Amendment to Declaration of        Filed as Exhibit 99.a.2  to Registrant's Registration
                   Trust.                             Statement on Form N-1A and incorporated herein by
                                                      reference to post-effective amendment no. 44 (file
                                                      nos. 811-3392 and 2-75807 on December 27, 2001;
                                                      accession no. 0001010521-01-500305) ("PEA 44").

1.3                Amendment to Declaration of        Filed as Exhibit 99.a.3  to Registrant's Registration
                   Trust.                             Statement on Form N-1A and incorporated herein by
                                                      reference to post-effective amendment no. 48 (file
                                                      nos. 811-3392 and 2-75807 on May 21, 2003; accession
                                                      no. 0001010521-03-000146) ("PEA 48").




2                  Amended and Restated By-Laws of    Filed as Exhibit 99.b to Registrant's Registration
                   Registrant.                        Statement on Form N-1A and incorporated herein by
                                                      reference to post-effective amendment no. 28 (file
                                                      nos. 811-3392 and 2-75807 on February 26, 1997;
                                                      accession no. 0001010521-97-000222) ("PEA 28").

2.1                Amendment to Amended and           Filed as Exhibit 99.b.1  to Registrant's Registration
                   Restated By-Laws of Registrant.    Statement on Form N-1A and incorporated herein by
                                                      reference to post-effective amendment no. 47 (file
                                                      nos. 811-3392 and 2-75807 on February 28, 2003;
                                                      accession no. 0001010521-03-000099)
                                                      ("PEA 47").
3                  Not applicable

4                  Form of Agreement and Plan of      Filed herewith as Exhibit A to the Proxy Statement
                   reorganization.                    and Prospectus included as Part A of this
                                                      Registration Statement.

5                  Not applicable

6                  Investment Management Contract     Filed as Exhibit 99.d to PEA 28 and incorporated
                   between the Emerging Growth        herein by reference.
                   Fund, Technology Fund and John
                   Hancock Advisers, LLC.

6.1                Sub-Investment Advisory Contract   Filed as Exhibit 99.d.1 to PEA 28  and incorporated
                   between Technology Fund,           herein by reference.
                   American Fund Advisors, Inc. and
                   John Hancock Advisers, LLC.




6.2                Investment Management Contract     Filed as Exhibit 99.d.2  to Registrant's Registration
                   between the 500 Index Fund and     Statement on Form N-1A and incorporated herein by
                   John Hancock Advisers, LLC.        reference to post-effective amendment no. 35 (file
                                                      nos. 811-3392 and 2-75807 on August 13, 1999;
                                                      accession no. 0001010521-99-000229) ("PEA 35").

6.3                Amendment to Sub-Investment        Filed as Exhibit 99.d.3 to PEA 35  and incorporated
                   Advisory Contract between          herein by reference.
                   Technology Fund, American Fund
                   Advisors, Inc. and John Hancock
                   Advisers, LLC.

6.4                Amendment to Investment Advisory   Filed as Exhibit 99.d.4 to PEA 35  and incorporated
                   Contract between Technology Fund   herein by reference.
                   and John Hancock Advisers, LLC.

6.5                Investment Management Contract     Filed as Exhibit 99.d.5  to Registrant's Registration
                   between Real Estate Fund and       Statement on Form N-1A and incorporated herein by
                   John Hancock Advisers, LLC.        reference to post-effective amendment no. 37 (file
                                                      nos. 811-3392 and 2-75807 on October 25, 1999;
                                                      accession no. 0001010521-99-000364) ("PEA 37").

6.6                Investment Management Contract     Filed as Exhibit 99.d.6  to Registrant's Registration
                   between Focused Relative Value     Statement on Form N-1A and incorporated herein by
                   Fund and John Hancock Advisers,    reference to post-effective amendment no. 39 (file
                   LLC.                               nos. 811-3392 and 2-75807 on August 11, 2000;
                                                      accession no. 0001010521-00-000379) ("PEA 39").

6.7                Investment Management Contract     Filed as Exhibit 99.d.7 to Registrant's Registration
                   between Multi-Cap Growth Fund      Statement on Form N-1A and incorporated herein by
                   and John Hancock Advisers, LLC.    reference to post-effective amendment no. 41 (file
                                                      nos. 811-3392 and 2-75807 on October 2, 2000;
                                                      accession no. 0001010521-00-000430) ("PEA 41").



6.8                Form of Investment Management      Filed as Exhibit 99.d.8 to PEA 48 and incorporated
                   Contract between Mid Cap Equity    herein by reference
                   Fund and John Hancock Advisers,
                   LLC.

7                  Distribution Agreement between     Filed as Exhibit 99.e to PEA 28  and incorporated
                   the Registrant and John Hancock    herein by reference
                   Funds, Inc. (formerly named John
                   Hancock Broker Distribution
                   Services, Inc.

7.1                Form of Soliciting Dealer          Filed as Exhibit 99.e.1  to Registrant's Registration
                   Agreement between John Hancock     Statement on Form N-1A and incorporated herein by
                   Funds, Inc. and Selected Dealers.  reference to post-effective amendment no. 34 (file nos. 811-3392 and 2-75807 on October 2, 2000;
                                                      accession no. 0001010521-99-000317) ("PEA 34").

7.3                Form of Financial Institution      Filed as Exhibit 99.e.2  to Registrant's Registration
                   Sales and Services Agreement       Statement on Form N-1A and incorporated herein by
                                                      reference to post-effective amendment no. 24 (file
                                                      nos. 811-3392 and 2-75807 on April 26, 1995;
                                                      accession no. 0001010521-95-001000) ("PEA 24").

7.4                Amendment to Distribution          Filed as Exhibit 99.e.3 to PEA 34 and incorporated
                   Agreement between the Multi Cap    herein by reference.
                   Growth Fund and John Hancock
                   Funds, LLC.

7.5                Amendment to Distribution          Filed as Exhibit 99.e.4 to PEA 35 and incorporated
                   Agreement between the 500 Index    herein by reference
                   Fund and John Hancock Funds, LLC.

7.6                Amendment to Distribution          Filed as Exhibit 99.e.5 to PEA 37 and incorporated
                   Agreement between the Real         herein by reference
                   Estate Fund and John Hancock
                   Funds, LLC.




7.7                Amendment to Distribution          Filed as Exhibit 99.e.6 to PEA 39 and incorporated
                   Agreement between the Focused      herein by reference.
                   Relative Value Fund and John
                   Hancock Funds, LLC.

8                  Not applicable.

9                  Master Custodian Agreement         Filed as Exhibit 99.g to PEA 44 and incorporated
                   between John Hancock Mutual        herein by reference.
                   Funds (including Registrant) and
                   The Bank of New York.

10                 Amended and Restated Master        Filed as Exhibit 99.h  to Registrant's Registration
                   Transfer Agency and Service        Statement on Form N-1A and incorporated herein by
                   Agreement Between John Hancock     reference to post-effective amendment no. 31 (file
                   funds and John Hancock Funds,      nos. 811-3392 and 2-75807 on December 21, 1998;
                   LLC.                               accession no. 0001010521-98-000399) ("PEA 31").

10.1               Accounting and Legal Services      Filed as Exhibit 99.h.1 to Registrant's Registration
                   Agreement between John Hancock     Statement on Form N-1A and incorporated herein by
                   Advisers, LLC. and Registrant.     reference to post-effective amendment no. 22 (file
                                                      nos. 811-3392 and 2-75807 on April 29, 1995;
                                                      accession no. 0001010521-96-000044) ("PEA 22").

10.1               Amendment to  Amended and          Filed as Exhibit 99.h.2 to PEA 34 and incorporated
                   Restated Master Transfer Agency    herein by reference.
                   and Service Agreement to add
                   John Hancock Multi Cap Growth
                   Fund.




10.2               Amendment to  Amended and          Filed as Exhibit 99.h.3 to Registrant's Registration
                   Restated Master Transfer Agency    Statement on Form N-1A and incorporated herein by
                   and Service Agreement to add       reference to post-effective amendment no. 33 (file
                   John Hancock 500 Index Fund.       nos. 811-3392 and 2-75807 on March 16, 1999;
                                                      accession no. 0001010521-99-000164)
                                                      ("PEA 33").

10.3               Amendment to  Amended and          Filed as Exhibit 99.h.4 to PEA 37 and incorporated
                   Restated Master Transfer Agency    herein by reference.
                   and Service Agreement to add
                   John Hancock Real Estate Fund.

10.4               Amendment to  Amended and          Filed as Exhibit 99.h.5 to PEA 39 and incorporated
                   Restated Master Transfer Agency    herein by reference.
                   and Service Agreement to add
                   John Hancock Focused Relative
                   Value Fund.

10.5               Service Agreement between          Filed as Exhibit 99.h.6 to Registrant's Registration
                   Charles Schwab & Co. Inc. and      Statement on Form N-1A and incorporated herein by
                   Technology Fund-Class A, Small     reference to post-effective amendment no. 42 (file
                   Cap Growth Fund- Class A, John     nos. 811-3392 and 2-75807 on December 13, 2000;
                   Hancock Funds, LLC. and John       accession no. 0001010521-00-000480)
                   Hancock Signature Services, Inc.   ("PEA 42").

11                 Class A Distribution Plans         Filed as Exhibit 99.m to PEA 28 and incorporated
                   between Technology Fund,           herein by reference.
                   Emerging Growth Fund and John
                   Hancock Funds, LLC.




11.1               Class B Distribution Plans         Filed as Exhibit 99.m.1 to PEA 28 and incorporated
                   between Technology Fund and        herein by reference.
                   Emerging Growth Fund and John
                   Hancock Funds, LLC.

11.2               Class C Distribution Plans         Filed as Exhibit 99.m.2 to Registrant's Registration
                   between Emerging Growth Fund and   Statement on Form N-1A and incorporated herein by
                   John Hancock Funds, LLC.           reference to post-effective amendment no. 31 (file
                                                      nos. 811-3392 and 2-75807 on October 2, 2000;
                                                      accession no. 0001010521-98-000399,
                                                      ("PEA 31").

11.3               Class C Distribution Plans         Filed as Exhibit 99.m.3 to PEA 33 and incorporated
                   between Technology Fund and John   herein by reference.
                   Hancock Funds, LLC.

11.4               Class A, Class B and Class C       Filed as Exhibit 99.m.4 to PEA 35 and incorporated
                   Distribution Plans between 500     herein by reference.
                   Index Fund and John Hancock
                   Funds, LLC.

11.5               Class A, Class B and Class C       Filed as Exhibit 99.m.5 to PEA 37 and incorporated
                   Distribution  Plans between Real   herein by reference.
                   Estate Fund and John Hancock
                   Funds, LLC.




11.6               Class A, Class B and Class C       Filed as Exhibit 99.m.6 to PEA 41 and incorporated
                   Distribution  Plans between        herein by reference
                   Focused Relative Value Fund and
                   John Hancock Funds, LLC.


11.7               Class A, Class B and Class C       Filed as Exhibit 99.m.7 to PEA 42 and incorporated
                   Distribution  Plans between        herein by reference
                   Multi Cap Growth Fund and John
                   Hancock Funds, LLC.

11.8               Form of Class A, Class B and       Filed as Exhibit 99.m.8 to PEA 48 and incorporated
                   Class C Distribution  Plans        herein by reference
                   between Mid Cap Equity  Fund and
                   John Hancock Funds, LLC.

12                 John Hancock Funds Class A,        Filed as Exhibit 99.o to PEA 31 and incorporated
                   Class B and Class C Amended and    herein by reference
                   restated Multiple Class Plan
                   pursuant to Rule 18f-3.

12.1               John Hancock Funds Class A,        Filed as Exhibit 99.o.1 to PEA 35 and incorporated
                   Class B, Class C and Class I       herein by reference.
                   Amended and restated Multiple
                   Class Plan pursuant to Rule
                   18f-3.

12.2               John Hancock Funds Class A,        Filed as Exhibit 99.o.2 to PEA 41 and incorporated
                   Class B, Class C and Class R       herein by reference.
                   Amended and restated Multiple
                   Class Plan pursuant to Rule
                   18f-3.

13                 Code of Ethics- John Hancock       Filed as Exhibit 99.p to PEA 47 and incorporated
                   Funds, LLC and Independence        herein by reference.
                   Investment LLC.




14                 Opinion as to legality of shares   Filed herewith as Exhibit 14.
                   and consent.

15                 Form of opinion as to tax          Filed herewith as Exhibit 15.
                   matters and consent.

16                 Not applicable

17                 Consents of Ernst & Young LLP      Filed herewith as Exhibit 17.
                   regarding the audited financial
                   statements of John Hancock Small
                   Cap Growth Fund and Consents of
                   Deloitte & Touche LLP regarding
                   the audited financial statements
                   of John Hancock Focused Small
                   Cap Growth Fund.

18                 Not applicable

19                 Powers of Attorney.                Filed as addendum to signature pages and incorporated
                                                      herein by reference.

20                 Prospectus of John Hancock Small   Filed herewith as Exhibit B to Part B of this
                   Cap Growth Fund-Class I, dated     Registration Statement.
                   March 1, 2003.

20.1               Form of Prospectus of John         Filed herewith as Exhibit B to Part B of this
                   Hancock Focused Small Cap Growth   Registration Statement.
                   Fund, dated July 1, 2003.

21                 Statement of Additional            Filed herewith as Exhibit A and B to Part B of this
                   Information of John Hancock        Registration Statement.
                   Focused Small Cap Growth Fund
                   dated July 1, 2003.

21.1               Statement of Additional            Filed herewith as Exhibit A and B to Part B of this
                   Information of John Hancock        Registration Statement
                   Small Cap Growth Fund dated
                   March 1, 2003 as revised April
                   28, 2003.


ITEM 17

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145 (C) under the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities
         Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequence of the proposed reorganization within a responsible time after receipt of such opinion.



                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 4th day of June, 2003.

                               JOHN HANCOCK CAPITAL SERIES



                               By:                   *
                               --------------------------------------------

                               Maureen R. Ford
                               Chairman, President and Chief Executive Officer


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



             Signature                              Title                                Date

         *                            Trustee, Chairman and Chief
---------------------------
Maureen R. Ford                       Executive Officer


         *                            Senior Vice President and
---------------------------
Richard A. Brown                      Chief Financial Officer


/s/William H. King                    Vice President, Treasurer                 June 4, 2003
---------------------------
William H. King                       (Chief Accounting Officer)


         *                            Trustee
---------------------------
James A. Carlin

         *                            Trustee
---------------------------
William H. Cunningham

         *                            Trustee
---------------------------
John M. DeCiccio

         *                            Trustee
---------------------------
Ronald R. Dion

         *                            Trustee
---------------------------
Charles L. Ladner



         *                            Trustee
---------------------------
Steven R. Pruchansky

         *                            Trustee
---------------------------
Norman H. Smith

         *                            Trustee
---------------------------
John P. Toolan





*  By:   /s/Susan S. Newton                                                     June 4, 2003
         ---------------------------
         Susan S. Newton, Attorney-in-Fact,
         under Powers of Attorney dated
         June 23, 2001 and September 12, 2001
         filed herewith.




John Hancock Bank and Thrift Opportunity Fund                    John Hancock Patriot Global Dividend Fund
John Hancock Bond Trust                                          John Hancock Patriot Preferred Dividend Fund
John Hancock California Tax-Free Income Fund                     John Hancock Patriot Premium Dividend Fund I
John Hancock Current Interest                                    John Hancock Patriot Premium Dividend Fund II
John Hancock Institutional Series Trust                          John Hancock Patriot Select Dividend Trust
John Hancock Investment Trust                                    John Hancock Series Trust
John Hancock Cash Reserve, Inc.                                  John Hancock Tax-Free Bond Trust


                                POWER OF ATTORNEY
                                -----------------

         The undersigned Trustee/Officer of each of the above listed Trusts, each a Massachusetts business trust or Maryland corporation, does hereby severally constitute and appoint Susan S. Newton, WILLIAM H. KING, and AVERY P.
MAHER, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form
N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 12th day of September, 2001.



/s/Maureen R. Ford                                            /s/Charles L. Ladner
------------------                                            --------------------
Maureen R. Ford, as Chairman and Chief                        Charles L. Ladner
Executive Officer

/s/John M. DeCiccio                                           /s/Steven R. Pruchansky
-------------------                                           -----------------------
John M. DeCiccio, as Trustee                                  Steven R. Pruchansky


/s/James F. Carlin                                            /s/Norman H. Smith
------------------                                            ------------------
 James F. Carlin                                              Norman H. Smith

/s/William H. Cunningham                                      /s/John P. Toolan
------------------------                                      -----------------
William H. Cunningham                                         John P. Toolan

/s/Ronald R. Dion
-----------------
Ronald R. Dion



Panel A
-------
John Hancock Capital Series                                      John Hancock Strategic Series
John Hancock Declaration Trust                                   John Hancock Tax-Exempt Series Fund
John Hancock Income Securities Trust                             John Hancock World Fund
John Hancock Investors Trust                                     John Hancock Investment Trust II
John Hancock Equity Trust                                        John Hancock Investment Trust III
John Hancock Sovereign Bond Fund


Panel B
-------
John Hancock Bank and Thrift Opportunity Fund                    John Hancock Patriot Global Dividend Fund
John Hancock Bond Trust                                          John Hancock Patriot Preferred Dividend Fund
John Hancock California Tax-Free Income Fund                     John Hancock Patriot Premium Dividend Fund I
John Hancock Current Interest                                    John Hancock Patriot Premium Dividend Fund II
John Hancock Institutional Series Trust                          John Hancock Patriot Select Dividend Trust
John Hancock Investment Trust                                    John Hancock Series Trust
John Hancock Cash Reserve, Inc.                                  John Hancock Tax-Free Bond Trust




                                POWER OF ATTORNEY
                                -----------------

         The undersigned Officer of each of the above listed Trusts, each a Massachusetts business trust, or Maryland Corporation, does hereby severally constitute and appoint SUSAN S. NEWTON, WILLIAM H. KING, AND AVERY P. MAHER, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the
Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 23rd day of June, 2001.



                                              /s/Richard A. Brown
                                              -------------------
                                              Richard A. Brown
                                              Chief Financial Officer

                                  EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement:

Exhibit No.                Description

4 Form of Agreement and Plan of Reorganization between the John Hancock Small Cap Growth Fund (the "Acquiring Fund") and John Hancock Focused Small Cap Growth Fund (the "Acquired Fund") (filed as EXHIBIT A to Part A of this Registration Statement).

14       Opinion as to legality of shares and consent.

15       Form of opinion as to tax matters and consent.

17 Consent of Ernst & Young LLP regarding the audited financial statements and highlights of the John Hancock Small Cap Growth Fund. Consent of Deloitte & Touche LLP regarding the audited financial statements and highlights of the John Hancock Focused Small Cap Growth Fund.